--------------------------------------------------------------------------------
                           BRINSON RELATIONSHIP FUNDS

                         BRINSON GLOBAL SECURITIES FUND
                            BRINSON U.S. EQUITY FUND
                 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                         BRINSON U.S. VALUE EQUITY FUND
                 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND
                       BRINSON INTERNATIONAL EQUITY FUND
                      BRINSON EMERGING MARKETS EQUITY FUND
                    BRINSON U.S. CASH MANAGEMENT PRIME FUND
                            BRINSON SHORT-TERM FUND
                             BRINSON U.S. BOND FUND
                            BRINSON HIGH YIELD FUND
                       BRINSON EMERGING MARKETS DEBT FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2000

                                                                       [GRAPHIC]


                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            Page
Portfolio Managers' Commentary and Schedule of Investments
   Brinson Global Securities Fund.........................................    2
   Brinson U.S. Equity Fund...............................................   12
   Brinson U.S. Large Capitalization Equity Fund..........................   16
   Brinson U.S. Value Equity Fund.........................................   20
   Brinson U.S. Small Capitalization Equity Fund..........................   24
   Brinson International Equity Fund......................................   29
   Brinson Emerging Markets Equity Fund...................................   35
   Brinson U.S. Cash Management Prime Fund................................   43
   Brinson Short-Term Fund................................................   45
   Brinson U.S. Bond Fund.................................................   48
   Brinson High Yield Fund................................................   54
   Brinson Emerging Markets Debt Fund.....................................   61
Statements of Assets and Liabilities......................................   66
Statements of Operations..................................................   68
Statement of Cash Flows...................................................   70
Statements of Changes in Net Assets.......................................   72
Financial Highlights......................................................   77
Notes to Financial Statements.............................................   83
Report of Independent Auditors............................................   88
Voting Results of Special Meeting of Shareholders.........................   89



--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

Since its performance inception on April 30, 1995, the Brinson Global Securities Fund has provided an annualized return of 10.97%, compared to 11.82% return of the Global Securities Markets Index. The Fund's 2000 return of 7.33% substantially outpaced the benchmark return of -6.11%.

Global equities, independent of currency effects, fell over 8% over the course of the year, but these results were not evenly distributed. Hardest hit were technology shares and firms with any earnings weakness as equity investors engaged in a flight to quality. The poor equity performance not only rewarded the Fund's large equity underweights, but also proved to be a fruitful environment for security selection efforts. Emerging market equities fell even more significantly.

Global fixed income was up strongly yet again in 2000 on a fully hedged basis. Central banks maintained a bias toward tightening monetary policy for much of the year, with only the U.S. Federal Reserve breaking ranks in December as the likelihood of an economic soft landing decreased. Prices of inflation-linked bonds and agency securities outpaced their U.S. Treasury counterparts for the second consecutive year.

2000 was a strong year for security selection in the Fund, especially within North American and European equities. U.S. fixed income issue selection was also positive over the course of the year, as higher-quality agency and asset-backed securities performed well. Although the Wilshire 5000 has lost nearly a fifth of its value since its peak earlier in the year, leading us to halve our U.S. equity underweight, there is still a strong possibility of continued declines, and global equities continue to be managed defensively.

The market allocation of the Fund was also significantly positive, with the overweight to U.S. fixed income, primarily to Treasury Inflation Protected Securities (TIPS) the best decision. Small overweights to emerging market debt bonds denominated in euros also contributed. Developed fixed income has been reduced to fund the recent increase in equities, with the largest reduction to TIPS. Other U.S. fixed income is now neutral and international fixed income is only slightly overweighted as a result.

Currency allocation was close to neutral for the year, with benefits from the underweights to the Japanese yen and the British pound mitigated by consistent weakness to the Australian and New Zealand dollars and mixed results for the European common currency. Although the euro found record lows in 2000, it rebounded smartly late in the year and remains the Fund's largest currency overweight. The Australian overweight remains, and has been augmented by a Canadian dollar overweight. Principal underweights to the Japanese yen and British pound continue.
--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

Total Return

                                                                  Annualized
                              6 Months  1 Year  3 Years  5 Years   4/30/95*
                               Ended    Ended    Ended    Ended       to
                              12/31/00 12/31/00 12/31/00 12/31/00  12/31/00
----------------------------------------------------------------------------
 Brinson Global Securities
  Fund                           5.81%    7.33%   6.25%    9.03%    10.97%
----------------------------------------------------------------------------
 GSMI Relationship Fund
  Index**                       -5.72    -6.11    8.51    10.47     11.82
----------------------------------------------------------------------------
 MSCI World Equity (Free)
  Index                        -10.86   -13.08   10.67    12.35     13.02
----------------------------------------------------------------------------
 Salomon Smith Barney World
  Govt. Bond Index               1.56     1.59    3.89     3.10      3.68
----------------------------------------------------------------------------

 * Performance inception date of the Brinson Global Securities Fund.
 ** An unmanaged index compiled by the Advisor, constructed as follows: 40%
    Wilshire 5000 Index; 22% MSCI World ex U.S.A. (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI Global; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.

 All total returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Global Securities Fund, GSMI Relationship Fund Index, MSCI World Equity (Free) Index and Salomon Smith Barney World Government Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Securities Fund vs. GSMI Relationship Fund Index,
MSCI World Equity (Free) Index, and Salomon Smith Barney World Government Bond Index

                                   [GRAPH]

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

ASSET ALLOCATION

As of December 31, 2000

                                                                        Current
                                                              Benchmark Strategy
--------------------------------------------------------------------------------
U.S. Equities................................................    40.0%    30.5%
International Equities.......................................    22.0     16.5
Emerging Markets Equities....................................     3.0      4.5
Dollar Bonds.................................................    21.0     29.5
High Yield Bonds.............................................     3.0      6.5
International Bonds..........................................     9.0      9.0
Emerging Markets Debt........................................     2.0      3.5
Cash Equivalents.............................................     0.0      0.0
--------------------------------------------------------------------------------
                                                                100.0%   100.0%

TOP TEN EQUITY HOLDINGS

As of December 31, 2000

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Allergan, Inc. ..................................................    1.41%
 2. Burlington Northern Santa Fe Corp. ..............................    1.37
 3. Wells Fargo and Co. .............................................    1.15
 4. Electronic Data Systems Corp. ...................................    1.01
 5. FedEx Corp. .....................................................    0.99
 6. Freddie Mac......................................................    0.96
 7. Masco Corp. .....................................................    0.89
 8. CIGNA Corp. .....................................................    0.84
 9. First Data Corp. ................................................    0.83
10. Alza Corp. ......................................................    0.80
--------------------------------------------------------------------------------

CURRENCY ALLOCATION

As of December 31, 2000

                                                                        Current
                                                              Benchmark Strategy
--------------------------------------------------------------------------------
U.S. ........................................................    66.0%    54.0%
Canada.......................................................     1.4      5.4
Euro.........................................................    12.6     25.7
Other Europe.................................................     2.7      2.7
U.K. ........................................................     5.1      0.0
Japan........................................................     7.9      0.9
Asia (Ex-Japan)..............................................     0.7      0.2
Australia/New Zealand........................................     0.6      6.6
Emerging Markets.............................................     3.0      4.5
--------------------------------------------------------------------------------
                                                                100.0%   100.0%

TOP TEN FIXED INCOME HOLDINGS

As of December 31, 2000

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. U.S. Treasury Inflation Indexed Note,
  3.625%, due 04/15/28...............................................    6.90%
 2. Petro Geo Services,
  FRN 7.186%, due 03/20/02...........................................    3.40
 3. Buoni Poliennali Del Tes,
  6.000%, due 11/01/07...............................................    0.92
 4. Government of Japan,
  3.100%, due 09/20/06...............................................    0.74
 5. Bundesrepublik Deutschland,
  4.500%, due 07/04/09...............................................    0.62
 6. Government of France (BTAN),
  4.500%, due 07/12/02 ..............................................    0.59
 7. Government of France (OAT),
  8.500%, due 12/26/12...............................................    0.56
 8. Depfa Pfandbrief Bank,
  5.750%, due 03/04/09...............................................    0.52
 9. Government of Japan,
  3.000%, due 09/20/05...............................................    0.47
10. Federal Home Loan Mortgage Corp.,
  7.000%, due 02/15/03...............................................    0.45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 2000
------------------------------------------------------------------------------

U.S. EQUITIES
Energy..................................................................   0.83%
Capital Investment
 Capital Goods..........................................................   1.76
 Electronic Components..................................................   2.89
                                                                          -----
                                                                           4.65
Basic Industries
 Chemicals..............................................................   1.38
 Housing/Paper..........................................................   0.93
 Metals.................................................................   0.89
                                                                          -----
                                                                           3.20
Computers
 Software...............................................................   0.66
 Systems................................................................   0.70
                                                                          -----
                                                                           1.36
Consumer
 Autos/Durables.........................................................   0.90
 Health: Drugs..........................................................   2.82
 Health: Non-Drugs......................................................   3.29
 Non-Durables...........................................................   1.40
 Retail/Apparel.........................................................   2.66
                                                                          -----
                                                                          11.07
Financial
 Banks..................................................................   3.49
 Non-Banks..............................................................   3.85
                                                                          -----
                                                                           7.34
Telecommunications......................................................   2.41
Transportation..........................................................   2.52
Services/Miscellaneous..................................................   2.51
U.S. Small Capitalization Equity........................................   2.86
Utilities...............................................................   1.93
                                                                          -----
 Total U.S. Equities....................................................  40.68*
                                                                          -----
INTERNATIONAL EQUITIES
 Aerospace and Military.................................................   0.07
 Airlines...............................................................   0.13
 Appliances & Household.................................................   0.33
 Autos/Durables.........................................................   0.35
 Banking................................................................   1.69
 Beverages & Tobacco....................................................   0.50
 Broadcasting & Publishing..............................................   0.65
 Building Materials.....................................................   0.20
 Business & Public Service..............................................   0.31
 Chemicals..............................................................   0.43
 Computer Software......................................................   0.06
 Consumer...............................................................   0.04
 Data Processing........................................................   0.12
 Electronics............................................................   0.13
 Electric Components....................................................   0.55
 Energy.................................................................   1.05
 Financial Services.....................................................   0.96
 Food & House Products..................................................   0.74
 Forest Products........................................................   0.26
 Health: Drugs..........................................................   1.47
 Health: Non-Drugs......................................................   0.14
 Industrial Components..................................................   0.09

 Insurance.............................................................    0.98%
 Leisure & Tourism.....................................................    0.19
 Machinery & Engineering...............................................    0.31
 Merchandising.........................................................    0.17
 Metals-Non Ferrous....................................................    0.15
 Metals-Steel..........................................................    0.20
 Multi-Industry........................................................    0.16
 Non-Durables..........................................................    0.04
 Real Estate...........................................................    0.27
 Technology............................................................    0.11
 Telecommunications....................................................    1.63
 Transportation........................................................    0.43
 Utilities.............................................................    0.60
 Wholesale & International Trade.......................................    0.04
                                                                         ------
 Total International Equities..........................................   15.55
EMERGING MARKETS EQUITIES..............................................    3.80
                                                                         ------
TOTAL EQUITIES.........................................................   60.03
U.S. BONDS
U.S. Corporate Bonds
 Consumer..............................................................    0.12
 Construction..........................................................    0.12
 Energy................................................................    3.47
 Financial.............................................................    0.26
 Publishing............................................................    0.03
 Services/Miscellaneous................................................    0.16
 Technology............................................................    0.07
 Telecommunications....................................................    0.12
 Utilities.............................................................    0.17
                                                                         ------
 Total U.S. Corporate Bonds............................................    4.52
International Dollar Bonds
 Foreign Banks.........................................................    0.17
 Foreign Energy........................................................    0.07
 Foreign Financial.....................................................    0.01
 Foreign Government....................................................    0.09
 Foreign Utilities.....................................................    0.05
                                                                         ------
 Total International Dollar Bonds......................................    0.39
Asset-Backed...........................................................    0.35
Corporate Mortgage-Backed Securities...................................    0.34
U.S. Government Mortgage-Backed Securities.............................    3.08
U.S. Government Obligations............................................    8.52
                                                                         ------
 Total U.S. Bonds......................................................   17.20*
HIGH YIELD BONDS.......................................................    5.85
INTERNATIONAL BONDS
 Foreign Financial Bonds...............................................    0.82
 Foreign Government Bonds..............................................    8.50
                                                                         ------
 Total International Bonds.............................................    9.32
EMERGING MARKETS BONDS.................................................    3.22
SHORT-TERM INVESTMENTS.................................................   33.62*
                                                                         ------
 TOTAL INVESTMENTS.....................................................  129.24
                                                                         ------
LIABILITIES, LESS CASH
 AND OTHER ASSETS......................................................  (29.24)
                                                                         ------
NET ASSETS.............................................................  100.00%
                                                                         ======

--------------------------------------------------------------------------------
*  The Fund held a short position in stock index futures which reduced the
   U.S. Equity exposure from 40.68% to 30.85%. The Fund also held a long position in U.S. Treasury futures which increased the U.S. Bond exposure from 17.20% to 31.44%. These adjustments resulted in a net decrease to the Fund's exposure to Short-Term Investments from 33.62% to 29.21%.
--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                          Shares      Value
                                                         --------- ------------

Equities - 60.03%
U.S. Equities - 40.68%
Advanced Micro Devices, Inc. (b)........................   239,600 $  3,309,475
Allergan, Inc. .........................................    70,900    6,864,006
Alza Corp. (b)..........................................    91,900    3,905,750
American General Corp. .................................    26,000    2,119,000
American Standard Cos., Inc. (b)........................    37,900    1,868,944
Analog Devices, Inc. (b)................................    14,200      726,862
Baxter International, Inc. .............................    43,800    3,868,087
Brinson U.S. Small Capitalization
 Equity Fund (b)........................................   650,277   13,907,923
Burlington Northern Santa Fe Corp. .....................   234,400    6,636,450
Cardinal Health, Inc. ..................................    29,400    2,928,975
Carnival Corp., Class A.................................    85,400    2,631,387
Chase Manhattan Corp. ..................................    45,900    2,085,581
CIGNA Corp. ............................................    31,000    4,101,300
Citigroup, Inc. ........................................    26,622    1,359,386
Clear Channel Communications (b)........................    24,500    1,186,719
CMS Energy Corp. .......................................    43,200    1,368,900
CommScope, Inc. (b).....................................    42,600      705,563
Compaq Computer Corp. ..................................   146,500    2,204,825
Computer Sciences Corp. (b).............................     6,600      396,825
Compuware Corp. (b).....................................   206,700    1,291,875
COR Therapeutics, Inc. (b)..............................    35,500    1,246,938
Dow Chemical Co. .......................................    36,100    1,322,163
Eastman Chemical Co. ...................................    14,900      726,375
Electronic Data Systems Corp. ..........................    85,000    4,908,750
Emerson Electric Co. ...................................    47,400    3,735,712
Entergy Corp. ..........................................    38,100    1,612,106
Exelon Corp. ...........................................    34,200    2,401,182
Exxon Mobil Corp. ......................................    29,000    2,521,187
Federated Department Stores, Inc. (b)...................    35,000    1,225,000
FedEx Corp. (b).........................................   119,900    4,791,204
First Data Corp. .......................................    76,370    4,023,744
FleetBoston.............................................    74,464    2,797,054
Freddie Mac.............................................    67,400    4,642,175
Gateway, Inc. (b).......................................    66,300    1,192,737
GATX Corp. .............................................    16,600      827,925
General Mills, Inc. ....................................    60,600    2,700,487
Genzyme General (b).....................................    28,800    2,590,200
GPU, Inc. ..............................................   105,400    3,880,037
GreenPoint Financial Corp. .............................    90,000    3,684,375
Household International, Inc. ..........................    43,300    2,381,500
Illinois Tool Works, Inc. ..............................    61,400    3,657,137
IMC Global, Inc. .......................................    99,900    1,554,694
Johnson & Johnson Co. ..................................    33,100    3,477,569
Johnson Controls, Inc. .................................    15,800      821,600
Kimberly-Clark Corp. ...................................    17,800    1,258,282
Kroger Co. (b)..........................................    63,400    1,715,763
Lear Corp. (b)..........................................    67,300    1,669,881
Lincoln National Corp. .................................    18,700      884,744
LSI Logic Corp. (b).....................................    71,100    1,215,099
Lyondell Chemical Co. ..................................    58,300      892,719
Martin Marietta Materials, Inc. ........................    38,863    1,643,905
Masco Corp. ............................................   168,800    4,336,050
Mattel, Inc. ...........................................   182,900    2,641,076
Mead Corp. .............................................    44,000    1,380,500
Microsoft Corp. (b).....................................    44,200    1,922,700
Motorola, Inc. .........................................    87,116    1,764,099
National Semiconductor Corp. (b)........................    97,000    1,952,125
New York Times Co. .....................................    20,200      809,263
Newell Rubbermaid, Inc. ................................    95,300    2,168,075
Nextel Communications, Inc. (b).........................   102,000    2,524,500
Pentair, Inc. ..........................................    49,800    1,204,538

                                                          Shares      Value
                                                         --------- ------------

PepsiCo, Inc. ..........................................    25,100 $  1,244,019
PNC Financial Services Corp. ...........................    38,100    2,783,681
Praxair, Inc. ..........................................    49,900    2,214,312
Raytheon Co., Class B...................................    65,900    2,047,019
Sara Lee Corp. .........................................   116,100    2,851,706
SBC Communications, Inc. ...............................    77,400    3,695,850
SCI Systems, Inc. (b)...................................    35,200      928,400
St. Jude Medical, Inc. (b)..............................    19,500    1,198,031
Target Corp. ...........................................    59,400    1,915,650
Tellabs, Inc. (b).......................................    45,400    2,565,100
Texas Instruments, Inc. ................................    23,300    1,103,838
Ultramar Diamond Shamrock Corp. ........................    48,290    1,490,954
UnitedHealth Group, Inc. ...............................    58,800    3,608,850
Viad Corp. .............................................    46,100    1,060,300
W.W. Grainger, Inc. ....................................    51,800    1,890,700
Wal-Mart Stores, Inc. ..................................    47,100    2,502,187
Wells Fargo and Co. ....................................   100,100    5,574,319
XL Capital Ltd. ........................................    18,200    1,590,225
York International Corp. ...............................    35,200    1,080,200
                                                                   ------------
Total U.S. Equities.....................................            197,518,344
                                                                   ------------
International Equities - 15.55%
Australia - 0.44%
Amcor Ltd. .............................................    60,280      175,695
Amp Ltd. ...............................................    22,500      252,829
Brambles Industries Ltd. ...............................     7,430      173,412
Broken Hill Proprietary Co., Ltd. ......................    20,519      216,144
Lend Lease Corp., Ltd. .................................    11,440      106,420
News Corp., Ltd. .......................................    36,300      282,407
News Corp., Ltd., Preferred.............................    33,074      235,254
Rio Tinto Ltd. .........................................    18,509      302,773
Westpac Banking Corp., Ltd. ............................    52,460      384,632
                                                                   ------------
                                                                      2,129,566
                                                                   ------------
Belgium - 0.20%
Electrabel S.A..........................................     1,520      343,651
Fortis B................................................    19,919      647,085
                                                                   ------------
                                                                        990,736
                                                                   ------------
Canada - 0.41%
Alcan Aluminum Ltd......................................     5,930      202,734
BCE, Inc................................................    11,600      334,408
Canadian National Railway Co............................     7,880      232,675
Canadian Pacific Ltd....................................     9,348      266,063
Magna International, Inc., Class A......................     2,940      123,120
Nortel Networks Corp....................................    19,900      639,264
Shaw Communications, Inc., Class B......................     8,540      199,001
                                                                   ------------
                                                                      1,997,265
                                                                   ------------
Denmark - 0.09%
Novo Nordisk A/S........................................     1,000      179,247
Tele Danmark A/S........................................     6,320      257,573
                                                                   ------------
                                                                        436,820
                                                                   ------------
Finland - 0.66%
Nokia Oyj...............................................    32,260    1,438,718
Sampo Insurance Co., Ltd., Class A......................     9,424      508,770
Stora Enso Oyj..........................................    51,600      610,433
UPM-Kymmene Corp........................................    18,730      642,751
                                                                   ------------
                                                                      3,200,672
                                                                   ------------
France - 1.75%
Air France..............................................    13,100      307,489
Air Liquide.............................................     3,661      546,187
Alcatel S.A.............................................    12,070      685,615

--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                          Shares      Value
                                                         --------- ------------

Alcatel S.A., ADR.......................................     5,215 $    291,714
Aventis S.A., Class A...................................     8,158      716,165
Axa.....................................................     2,821      407,888
Banque Nationale de Paris...............................     9,026      792,364
Cie de Saint Gobain.....................................     2,762      433,848
Groupe Danone...........................................     7,530    1,135,424
Schneider Electric S.A..................................     4,930      359,655
Societe Generale........................................    11,234      698,249
Suez Lyonnaise des Eaux S.A.............................       990      180,789
Thales S.A..............................................     7,460      357,563
Total Fina S.A., Class B................................     9,062    1,347,712
Vivendi.................................................     3,798      249,972
                                                                   ------------
                                                                      8,510,634
                                                                   ------------
Germany - 0.76%
Allianz AG..............................................     3,160    1,192,699
Bayer AG................................................     8,280      434,570
Bayerische Motoren Werke AG.............................    10,950      357,262
Continental AG..........................................    15,300      244,207
DaimlerChrysler AG......................................     7,000      297,395
E.on AG.................................................    15,030      914,433
SAP AG..................................................     1,990      231,682
                                                                   ------------
                                                                      3,672,248
                                                                   ------------
Hong Kong - 0.21%
Cheung Kong Holdings, Ltd...............................    15,000      191,829
Guoco Group Ltd.........................................    86,000      256,350
Henderson Land Development Co., Ltd.....................    74,000      376,646
Hong Kong Electric Holdings.............................    59,000      217,849
                                                                   ------------
                                                                      1,042,674
                                                                   ------------
Ireland - 0.16%
Bank of Ireland.........................................    40,200      403,102
Eircom PLC..............................................   142,800      368,705
                                                                   ------------
                                                                        771,807
                                                                   ------------
Italy - 0.37%
Assicurazioni Generali..................................    11,826      469,674
ENI Spa.................................................   112,000      715,064
ENI Spa ADR.............................................     4,730      304,198
Telecom Italia Spa......................................    27,000      298,625
                                                                   ------------
                                                                      1,787,561
                                                                   ------------
Japan - 3.19%
Acom Co., Ltd...........................................     1,500      110,727
Bank of Tokyo-Mitsubushi Ltd............................    22,000      219,037
Benesse Corp............................................     2,900      107,671
Bridgestone Corp........................................    16,000      145,709
Canon, Inc. ............................................    15,000      525,394
Dai Nippon Printing Co., Ltd............................    19,000      283,003
Daikin Industries Ltd...................................    10,000      192,644
Denso Corp..............................................    10,000      216,287
Fuji Photo Film Co., Ltd................................    16,000      669,702
Fujitsu.................................................    31,000      457,128
Hitachi Ltd.............................................    29,000      258,511
Honda Motor Co..........................................    15,000      559,545
Hoya Corp...............................................     3,000      220,665
Ito Yokado Co., Ltd.....................................    11,000      549,037
Kamigumi Co., Ltd.......................................    48,000      214,361
Kao Corp................................................    15,000      436,077
Kirin Brewery Co., Ltd..................................    21,000      188,117
Kuraray Co., Ltd........................................    26,000      243,152
Matsushita Electric Industrial Co.......................    18,000      430,298
Minebea Co., Ltd. ......................................    40,000      370,578
Mitsubishi Corp.........................................    25,000      184,326

                                                          Shares      Value
                                                         --------- ------------

Mitsubishi Estate Co., Ltd..............................    35,000 $    373,905
Mitsubishi Trust and Banking Corp. .....................    19,000      130,771
Mizuho Holding, Inc.....................................       115      712,960
NEC Corp. ..............................................     8,000      146,410
Nippon Steel Co.........................................   149,000      246,594
Nippon Telegraph & Telephone Corp.......................       146    1,052,172
Nomura Securities Co., Ltd. ............................    28,000      503,853
Omron Corp..............................................     7,000      145,578
Ono Pharmaceutical Co., Ltd.............................    10,000      391,419
Orix Corp. .............................................     6,900      692,417
Rohm Co.................................................     2,100      399,037
Sankyo Co., Ltd.........................................    17,000      407,881
Secom Co., Ltd..........................................     6,000      391,419
Shin-Etsu Chemical Co., Ltd. ...........................     4,000      154,116
Softbank Corp...........................................     2,100       73,003
Sony Corp...............................................    11,400      788,616
Sumitomo Bank...........................................    28,000      287,601
Sumitomo Chemical Co....................................    56,000      278,038
Takeda Chemical Industries..............................     8,000      473,555
Takefuji Corp. .........................................     1,500       94,571
TDK Corp................................................     3,000      292,119
Tokio Marine & Fire Insurance Co........................    17,000      194,860
Toyota Motor Corp.......................................     7,000      223,730
West Japan Railway Co. .................................        30      132,662
Yamanouchi Pharmaceutical Co., Ltd......................     5,000      216,287
Yamato Transport Co., Ltd...............................     7,000      128,721
                                                                   ------------
                                                                     15,514,264
                                                                   ------------
Netherlands - 1.12%
ABN AMRO Holdings NV....................................    47,091    1,070,853
Aegon NV................................................    20,987      868,186
Akzo Nobel NV...........................................     7,700      413,528
Elsevier NV.............................................    81,530    1,198,745
ING Groep NV............................................       156       12,462
Philips Electronics NV..................................    13,536      495,901
TNT Post Group NV.......................................    18,908      457,308
Wolters Kluwer NV.......................................    33,018      900,254
                                                                   ------------
                                                                      5,417,237
                                                                   ------------
New Zealand - 0.09%
Lion Nathan Ltd. .......................................    91,880      206,943
Telecom Corp. of New Zealand Ltd. ......................   116,290      247,514
                                                                   ------------
                                                                        454,457
                                                                   ------------
Portugal - 0.20%
Brisa-Auto Estradas de Portugal S.A.....................    34,300      305,939
EDP Electricidade de Portugal S.A.......................   203,100      671,229
                                                                   ------------
                                                                        977,168
                                                                   ------------
Singapore - 0.11%
DBS Group Holdings Ltd..................................    46,000      519,954
                                                                   ------------
Spain - 0.51%
Altadis S.A. ...........................................    47,958      742,956
Banco Popular Espanol S.A...............................    18,729      652,388
Banco Santander Central Hispano S.A.....................    38,154      408,378
Endesa S.A..............................................    14,466      246,515
Telefonica S.A. (b).....................................    26,087      431,077
                                                                   ------------
                                                                      2,481,314
                                                                   ------------
Sweden - 0.36%
Electrolux AB, B Shares.................................    28,500      370,012
Investor AB, B Shares...................................    22,180      331,448
Nordea AB...............................................    90,837      688,342
Swedish Match AB........................................    86,050      335,609
                                                                   ------------
                                                                      1,725,411
                                                                   ------------

--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                         Shares       Value
                                                       ----------- ------------

Switzerland - 1.07%
Nestle S.A. (Reg.)....................................         398 $    928,380
New ABB Ltd...........................................       3,560      379,506
Novartis AG (Reg.)....................................         762    1,347,195
Roche Holding AG (Gen.)...............................         135    1,375,409
Swisscom AG (Reg.)....................................       1,312      341,258
Zurich Financial Services AG..........................       1,353      815,724
                                                                   ------------
                                                                      5,187,472
                                                                   ------------
United Kingdom - 3.85%
BAE Systems PLC.......................................      57,000      325,262
Barclays PLC..........................................      21,000      649,986
BP Amoco PLC..........................................     147,654    1,191,060
British Airways PLC...................................      57,000      332,499
British Land Company PLC..............................      38,000      269,632
British Telecommunications PLC........................      93,000      794,646
Charter PLC...........................................      99,261      258,002
Diageo PLC............................................      60,368      676,337
Dixons Group PLC......................................      44,000      147,230
GlaxoSmithKline PLC (b)...............................      62,910    1,776,125
Hanson PLC............................................      39,000      267,407
House of Fraser PLC...................................      90,920       83,527
HSBC Holdings PLC.....................................      23,000      338,422
International Power PLC...............................      83,000      311,205
Invensys PLC..........................................     150,000      350,671
Kelda Group PLC.......................................      63,920      371,434
Lattice Group PLC (b).................................     178,000      401,506
Lloyds TSB Group PLC..................................     125,310    1,325,299
Marconi PLC...........................................      46,840      503,084
Marks & Spencer PLC...................................      69,740      193,771
Nycomed Amersham PLC..................................      53,740      447,546
P&O Princess Cruises PLC (b)..........................      58,267      246,322
Powergen PLC..........................................      44,000      415,398
Prudential Corp. PLC..................................      54,460      876,170
Reckitt Benckiser PLC.................................      34,000      468,279
Rentokil Initial PLC..................................      93,882      323,958
RMC Group PLC.........................................      32,000      281,553
Royal Bank of Scotland Group PLC......................      36,000      850,754
Scottish & Newcastle PLC..............................      41,000      287,857
Scottish & Southern Energy PLC........................      50,420      466,970
Shell Transport & Trading Co..........................     104,000      852,905
Smurfit (Jefferson) Group PLC.........................     102,700      200,205
Tesco PLC.............................................     156,810      638,901
Trinity Mirror PLC....................................      36,435      248,323
United News & Media PLC...............................      27,510      349,305
Vodafone Group PLC....................................     324,835    1,191,267
                                                                   ------------
                                                                     18,712,818
                                                                   ------------
Total International Equities..........................               75,530,078
                                                                   ------------
Emerging Markets Equities - 3.80%
Brinson Emerging Markets Equity Fund (b)..............   2,234,689   18,454,512
                                                                   ------------
Total Equities
 (Cost $279,972,918)..................................              291,502,934
                                                                   ------------
                                                          Face
                                                         Amount
                                                       -----------

Bonds - 35.59%
U.S. Bonds - 17.20%
U.S. Corporate Bonds - 4.52%
Capital One Bank, Bank Note
 8.250%, due 06/15/05................................. $   100,000      101,137
Cendant Corp.
 7.750%, due 12/01/03.................................     400,000      389,437

                                                           Face
                                                          Amount       Value
                                                        ----------- -----------

Centaur Funding Corp.,
 Class B, 144A
 9.080%, due 04/21/20.................................. $       235 $   243,739
Centaur Funding Corp.,
 Class C, 144A (b)
 0.000%, due 04/21/20..................................       1,820     332,150
Centex Corp.
 9.750%, due 06/15/05..................................     265,000     271,578
Chesapeake & Potomac Tel, MD
 8.000%, due 10/15/29..................................      20,000      20,633
Computer Associates International, Inc., Series B
 6.250%, due 04/15/03..................................     295,000     281,434
Federated Department Stores
 6.300%, due 04/01/09..................................     100,000      90,872
 8.500%, due 06/01/10..................................      45,000      47,006
Florida Power & Light Co.
 6.875%, due 12/01/05..................................     350,000     358,349
GMAC
 9.625%, due 12/15/01..................................      90,000      92,733
KeySpan Corp.
 7.625%, due 11/15/10..................................     150,000     159,380
Lowe's Cos., Inc.
 7.500%, due 12/15/05..................................     300,000     306,028
MBNA Global Capital Securities, FRN
 7.559%, due 02/01/27..................................     290,000     243,908
News America Holdings
 7.750%, due 12/01/45..................................     150,000     129,462
Nisource Finance Corp., 144A
 7.875%, due 11/15/10..................................     225,000     236,369
Noble Affiliates, Inc.
 8.000%, due 04/01/27..................................     350,000     349,806
Pacific Gas & Electric Co.
 7.050%, due 03/01/24..................................     200,000     150,560
Petro Geo Services, FRN
 7.186%, due 03/20/02..................................  16,500,000  16,501,617
Qwest Capital Funding, Inc., 144A
 7.900%, due 08/15/10..................................     365,000     374,411
Service Corp. International
 6.000%, due 12/15/05..................................     300,000     163,500
Time Warner Cos.
 7.570%, due 02/01/24..................................     450,000     450,013
United Airlines, Inc., E.E.T.C.
 7.811%, due 10/01/09..................................     250,000     251,500
Verizon Global Funding Corp., 144A
 7.750%, due 12/01/30..................................     250,000     254,381
Western Resources, Inc.
 6.875%, due 08/01/04..................................     150,000     142,831
                                                                    -----------
                                                                     21,942,834
                                                                    -----------
International Dollar Bonds - 0.39%
Banco Santiago S.A.
 7.000%, due 07/18/07..................................     200,000     186,689
Credit Suisse-London, 144A, Resettable Perpetual
 Preferred
 7.900%, due 05/29/49..................................     145,000     139,684
Empresa Nacional de Electricidad S.A.
 8.125%, due 02/01/97..................................     300,000     229,851
National Australia Bank Ltd.
 7.875%, due 06/01/07..................................      18,100     518,112
Newcourt Credit Group, Inc.
 6.875%, due 02/16/05..................................      45,000      44,765

--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


December 31, 2000

                              Face
                             Amount       Value
                           ----------- ------------

Ras Laffan Liquified
 Natural Gas Co., Ltd.,
 144A
 8.294%, due 03/15/14....  $   345,000 $    330,337
United Mexican States
 Global
 9.875%, due 02/01/10....      440,000      472,120
                                       ------------
                                          1,921,558
                                       ------------
Asset-Backed Securities -
  0.35%
Citibank Credit Card
 Issuance Trust
 6.900%, due 10/17/07....      155,000      159,904
DVI Receivables Corp.
 6.808%, due 03/12/04....      170,000      171,478
Green Tree Financial
 Corp.,
 99-1, Class A5
 6.110%, due 09/01/23....    1,000,000      940,909
Vanderbilt Mortgage
 Finance
 8.255%, due 05/07/17....      400,000      426,432
                                       ------------
                                          1,698,723
                                       ------------
Corporate Mortgage-Backed
 Securities - 0.34%
CMC Securities Corp.,
 97-NAM3, Class FXA5
 7.250%, due 10/25/27....      364,078      368,495
Countrywide Funding
 Corp.,
 93-12, Class A5
 6.000%, due 02/25/24....      129,603      128,657
DLJ Commercial Mortgage
 Corp.
 7.300%, due 06/10/09....      355,000      373,799
 7.340%, due 09/10/09....      355,000      376,325
Norwest Asset Securities
 Corp.,
 96-2, Class A9
 7.000%, due 09/25/11....       85,000       85,306
PNC Mortgage Acceptance
 Corp.
 7.330%, due 10/10/09....      285,000      300,664
                                       ------------
                                          1,633,246
                                       ------------
U.S. Government Mortgage-
 Backed Securities -
  3.08%
Fannie Mae Whole Loan,
 95-W3, Class A
 9.000%, due 04/25/25....      652,073      677,206
Federal Home Loan
 Mortgage Corp.
 7.000%, due 02/15/03....    2,130,000    2,189,155
 7.000%, due 10/15/13....      409,292      416,122
Federal Home Loan
 Mortgage Corp., Gold
 8.500%, due 07/01/30....    1,367,422    1,408,928
 9.000%, due 07/01/30....    1,435,016    1,482,416
Federal National Mortgage
 Association
 5.500%, due 01/01/09....    1,820,734    1,808,677
 6.500%, due 12/25/23....      890,000      887,444
 6.500%, due 04/01/29....      570,662      562,560
 7.125%, due 06/15/10....      660,000      714,688
 7.500%, due 01/12/30....    1,000,000    1,013,438
Government National
 Mortgage Association
 6.000%, due 02/20/29....    1,677,555    1,622,283
 6.000%, due 08/20/29....      959,268      927,662
 7.000%, due 03/15/26....      713,480      716,505
 7.500%, due 01/15/24....      540,281      551,725
                                       ------------
                                         14,978,809
                                       ------------


                                                       Face
                                                      Amount       Value
                                                    ----------- ------------

U.S. Government Obligations - 8.52%
U.S. Treasury Inflation Indexed Note
 3.625%, due 04/15/28.............................. $31,740,000 $ 33,507,251
 3.875%, due 04/15/29..............................   1,435,000    1,557,083
U.S. Treasury Note
 5.625%, due 05/15/08..............................   1,425,000    1,463,719
 5.750%, due 08/15/03..............................     910,000      923,508
 6.625%, due 04/30/02..............................     405,000      411,392
 6.625%, due 05/31/02..............................   1,605,000    1,632,526
 6.625%, due 02/15/27..............................   1,250,000    1,427,387
 6.750%, due 05/15/05..............................     405,000      431,083
                                                                ------------
                                                                  41,353,949
                                                                ------------
Total U.S. Bonds...................................               83,529,119
                                                                ------------
                                                      Shares
                                                    -----------

High Yield Bonds - 5.85%
Brinson High Yield Fund (b)........................   2,147,853   28,414,803
                                                                ------------
                                                    Face Amount
                                                    -----------

International Bonds - 9.32%
Austria - 0.49%
Republic of Austria
 4.300%, due 07/15/03...........................EUR     840,000      783,136
 5.500%, due 01/15/10..............................   1,680,000    1,615,234
                                                                ------------
                                                                   2,398,370
                                                                ------------
Canada - 1.30%
Government of Canada, Real Return Bond
 4.250%, due 12/01/21...........................CAD   1,935,000    1,672,319
 4.250%, due 12/01/26..............................     700,000      583,116
Government of Canada
 5.500%, due 06/01/09..............................   1,950,000    1,307,123
 7.250%, due 06/01/07..............................   1,300,000      952,427
 8.750%, due 12/01/05..............................   1,090,000      830,280
 9.750%, due 03/01/10..............................   1,100,000      955,689
                                                                ------------
                                                                   6,300,954
                                                                ------------
Denmark - 1.04%
Depfa Pfandbrief Bank
 5.750%, due 03/04/09...........................EUR   2,600,000    2,505,697
Kingdom of Denmark
 7.000%, due 12/15/04...........................DKK   6,400,000      864,578
 7.000%, due 11/10/24..............................   3,300,000      493,968
 8.000%, due 05/15/03..............................   9,000,000    1,207,263
                                                                ------------
                                                                   5,071,506
                                                                ------------
France - 1.52%
Government of France (BTAN)
 4.500%, due 07/12/02...........................EUR   3,050,000    2,862,816
Government of France (OAT)
 6.500%, due 04/25/11..............................   1,700,000    1,788,487
 8.500%, due 12/26/12..............................   2,200,000    2,715,590
                                                                ------------
                                                                   7,366,893
                                                                ------------
Germany - 0.79%
Bundesrepublik Deutschland
 4.500%, due 07/04/09..............................   3,290,000    3,025,223
Treuhandanstalt
 6.250%, due 03/04/04..............................     800,000      789,475
                                                                ------------
                                                                   3,814,698
                                                                ------------

------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                          Face
                                                         Amount       Value
                                                      ------------ ------------

Italy - 1.23%
Buoni Poliennali Del Tes
 3.250%, due 04/15/04.............................EUR    1,700,000 $  1,530,267
 6.000%, due 11/01/07................................    4,495,000    4,459,971
                                                                   ------------
                                                                      5,990,238
                                                                   ------------
Japan - 1.66%
Government of Japan
 0.700%, due 09/20/02.............................JPY  150,000,000    1,317,951
 1.900%, due 03/20/08................................   50,000,000      454,544
 1.900%, due 06/21/10................................   47,000,000      423,030
 3.000%, due 09/20/05................................  240,000,000    2,300,675
 3.100%, due 09/20/06................................  368,000,000    3,574,614
                                                                   ------------
                                                                      8,070,814
                                                                   ------------
Spain - 0.71%
Government of Spain
 3.250%, due 01/31/05.............................EUR    1,680,000    1,496,367
 4.950%, due 07/30/05................................      300,000      283,811
 5.250%, due 01/31/03................................      900,000      854,837
 6.150%, due 01/31/13................................      800,001      806,600
                                                                   ------------
                                                                      3,441,615
                                                                   ------------
Sweden - 0.38%
Government of Sweden
 5.000%, due 01/15/04.............................SEK   10,000,000    1,079,217
 6.000%, due 02/09/05................................    1,850,000      207,169
 6.750%, due 05/05/14................................    4,330,000      538,209
                                                                   ------------
                                                                      1,824,595
                                                                   ------------
United Kingdom - 0.20%
Abbey National Treasury Service
 5.375%, due 12/30/09.............................GBP      380,000      542,367
Bank Nederlandse Gemeenten NV
 7.375%, due 08/06/07................................      150,000      241,602
KFW International Finance, MTN
 5.500%, due 12/07/15................................      140,000      207,827
                                                                   ------------
                                                                        991,796
                                                                   ------------
Total International Bonds............................                45,271,479
                                                                   ------------
                                                         Shares
                                                      ------------
Emerging Markets Bonds - 3.22%
Brinson Emerging Markets Debt
 Fund (b)............................................      578,761   15,638,286
                                                                   ------------
Total Bonds (Cost $167,539,318)......................               172,853,687
                                                                   ------------
                                                      Face Amount
                                                      ------------
Short-Term Investments - 33.62%
Corporate Obligations - 17.78%
Case Credit Corp., MTN
 5.910%, due 02/19/01................................ $ 11,250,000   11,214,225
Centex Corp.
 7.365%, due 04/02/01................................   16,500,000   16,502,904
Dominion Resources, Inc., FRN
 7.023%, due 01/26/01................................   12,307,000   12,307,000
El Paso Energy Corp.
 6.625%, due 07/15/01................................    1,685,000    1,685,216
Enron Corp., FRN
 7.028%, due 09/10/01................................   10,000,000   10,006,050
GATX Capital Corp., MTN
 6.930%, due 05/21/01................................    5,000,000    4,969,735

                                                        Face
                                                       Amount        Value
                                                    ------------ -------------

Heller Financial, Inc., FRN
 6.870%, due 04/06/01.............................. $ 12,500,000 $  12,501,300

Pacific Gas & Electric, FRN
 7.059%, due 10/31/01..............................   10,700,000    10,165,000
Tyco International Group
 7.386%, due 03/05/01..............................    2,000,000     2,001,950
Vodafone Group PLC, FRN
 6.736%, due 12/19/01..............................    2,000,000     2,002,894
Williams Companies, Inc.
 6.125%, due 02/01/01..............................    3,000,000     2,997,579
                                                                 -------------
                                                                    86,353,853
                                                                 -------------
Commercial Paper - 6.69%
Alcoa, Inc.
 6.500%, due 01/02/01..............................    1,420,000     1,419,743
Arrow Electronics, Inc.
 7.803%, due 10/05/01..............................    7,000,000     6,999,475
Boston Scientific
 7.400%, due 01/02/01..............................    4,000,000     3,999,178
Consolidated Natural Gas
 6.650%, due 01/02/01..............................    7,101,000     7,099,688
Harrah's Operating
 7.600%, due 01/03/01..............................   10,000,000     9,995,778
Utilicorp United
 8.100%, due 01/19/01..............................    3,000,000     2,990,721
                                                                 -------------
                                                                    32,504,583
                                                                 -------------
                                                       Shares
                                                    ------------
Investment Companies - 7.10%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund........................................   34,449,758    34,449,758
                                                                 -------------
                                                    Face Amount
                                                    ------------
U.S. Government Obligations - 2.05%
U.S. Treasury Bill, due 02/08/01................... $ 10,000,000     9,941,620
                                                                 -------------
Total Short-Term Investments
 (Cost $163,753,377)...............................                163,249,814
                                                                 -------------
Total Investments
 (Cost $611,265,613) - 129.24% (a).................                627,606,435

Liabilities, less cash and other assets -
  (29.24)%.........................................               (142,004,594)
                                                                 -------------

Net Assets - 100%..................................              $ 485,601,841
                                                                 =============

               See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 December 31, 2000

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $611,265,613; and net unrealized appreciation consisted of:

             Gross unrealized appreciation............ $ 51,537,498
             Gross unrealized depreciation............  (35,196,676)
                                                       ------------
                 Net unrealized appreciation.......... $ 16,340,822
                                                       ============

 (b) Non-income producing security.

 ADR: American Depositary Receipt
 FRN: Floating Rate Note--The rate disclosed is that in effect at December 31,
     2000.
 MTN: Medium Term Note
 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the value of these securities amounted to $1,911,071 or 0.39% of net assets.
 E.E.T.C.: Enhanced Equipment Trust Certificate
 Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

 FORWARD FOREIGN CURRENCY CONTRACTS

 The Brinson Global Securities Fund had the following open forward foreign currency contracts as of December 31, 2000:

                             Settlement     Local       Current    Unrealized
                                Date      Currency       Value     Gain/(Loss)
                             ---------- ------------- ------------ -----------
  Forward Foreign Currency
   Buy Contracts:
   Australian Dollar.......  02/08/2001    79,800,000 $ 44,357,484 $(2,073,348)
   British Pound...........  02/08/2001     7,000,000   10,464,004     338,129
   Canadian Dollar.........  02/08/2001    30,900,000   20,589,019     616,425
   European Union..........  02/08/2001   153,900,000  144,754,416   2,522,197
   Japanese Yen............  02/08/2001 2,640,000,000   23,270,506  (1,877,690)
   New Zealand Dollar......  02/08/2001    32,200,000   14,246,716     913,984
   Swiss Franc.............  02/08/2001    15,800,000    9,784,554     241,750

  Forward Foreign Currency
   Sale Contracts:
   Australian Dollar.......  02/08/2001    46,100,000   25,625,063    (455,563)
   British Pound...........  02/08/2001    18,900,000   28,252,810     195,470
   Canadian Dollar.........  02/08/2001     4,100,000    2,731,876     (42,558)
   European Union..........  02/08/2001    70,700,000   66,498,617  (4,155,643)
   Japanese Yen............  02/08/2001 4,850,000,000   42,750,739   3,020,386
   New Zealand Dollar......  02/08/2001     9,000,000    3,982,001    (419,126)
   Swiss Franc.............  02/08/2001    11,800,000    7,307,452    (390,038)
                                                                   -----------
    Total..................                                        $(1,565,625)
                                                                   ===========

 FUTURES CONTRACTS

 The Brinson Global Securities Fund had the following open futures contracts as of December 31, 2000:

                             Expiration     Cost/       Current    Unrealized
                                Date      Proceeds       Value        Gain
                             ---------- ------------- ------------ -----------
  U.S. Interest Rate
   Futures Buy Contracts:
   5 Year U.S. Treasury
    Notes, 521 contracts...  March 2001 $  52,883,942 $ 53,956,062 $ 1,072,120
   10 Year U.S. Treasury
    Notes, 111 contracts...  March 2001    11,371,972   11,639,390     267,418
   30 Year U.S. Treasury
    Bonds, 34 contracts....  March 2001     3,453,051    3,557,250     104,199
  Index Futures Sale
   Contracts:
   S&P 500 Index, 143
    contracts..............  March 2001    49,920,603   47,726,250   2,194,353
                                                                   -----------
                                                                   $ 3,638,090
                                                                   ===========

 The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2000 was $9,941,620.
-------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND
-------------------------------------------------------------------------------

Since its performance inception on August 31, 1997, the Brinson U.S. Equity Fund has provided an annualized return of 6.82%, compared to the 12.10% return of its benchmark, the Wilshire 5000 Equity Index. For the year 2000, the Fund's total return of 4.59% compared favorably to the -10.89% return for its benchmark.

The U.S. equity market, as measured by the broad Wilshire 5000 Index, had the worst year since 1974, driven by a sharp decline in the largest capitalization stocks and the technology sector. Stock markets around the world have weakened significantly in consideration of what appears to be the first synchronized global slowdown since 1974. Investors are concerned about excess capacity, weak pricing power, credit problems and low or little inflation with episodes of deflation. The year 2000 proved that diversification is important. Investors that were heavily weighted in technology, media and telecommunications (TMT) stocks endured a steep plunge. The Nasdaq Composite declined 39% for the full year and is now back to where it was in 1998, erasing two years of gains. Downward earnings revisions in technology stocks during the fourth quarter made investors realize that they were paying high multiples for what may be peak earnings and margins.

The Fund outperformed its benchmark in 2000 with the best year for relative return since its inception in 1997. The sources of this performance included positive attribution from market exposure, risk factors, industry factors and stock selection. Market exposure (average beta of .88) added to the Fund's relative performance in the weak market environment that characterized most of the year 2000. Risk factors added significantly to the Fund's performance for the year. The most significant positive factor was the underexposure to size. Our Fund was very underweighted in the largest stocks that dominate the major market benchmarks. During the year, the disparity between large and small market capitalization stocks that had developed during 1999 and early 2000 began to dissipate as many of the largest capitalization stocks underperformed significantly. Industry factors added to active returns for the year. The most positive industry position was the underweight to the Internet sector, which meaningfully underperformed as investors retreated from stocks with very high prices and little, if any, earnings support. Our Fund overweight in the medical products industry added to performance for the year, as these stocks benefited from the market rotation into more defensive areas of the economy with good relative earnings prospects. Stock selection had a significant positive impact on active returns for the full year. Among the best large capitalization performers were UnitedHealth Group, Emerson Electric, Carnival Cruise, Cigna and Kimberly-Clark. Poor performers were mainly technology stocks, including Compuware, Gateway, Lexmark and Compaq, and also FedEx. In the intermediate capitalization segment, top performers included Fort James, Alza, Exelon, Southdown, St. Jude and Greenpoint Financial while Unisys, Motorola, Pentair, Circuit City and Owens-Illinois were among the worst.

-------------------------------------------------------------------------------

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                         Annualized
                              6 Months  1 Year  3 Years   8/31/97*
                               Ended    Ended    Ended       to
                              12/31/00 12/31/00 12/31/00  12/31/00
-------------------------------------------------------------------
  Brinson U.S. Equity Fund       8.63%    4.59%   6.53%     6.82%
-------------------------------------------------------------------
  Wilshire 5000 Equity Index   -10.14   -10.89   10.76     12.10
-------------------------------------------------------------------

 *Performance inception date of the Brinson U.S. Equity Fund

 All total returns over one year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund and the Wilshire 5000 Equity Index if you had invested $100,000 on August 31, 1997. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund vs. Wilshire 5000 Equity Index



                                    [GRAPH]
                    Brinson U.S.            Willshire 5000
    Date            Equity Fund             Equity Index
08/31/97             $100,000                 $100,000
09/30/97              104,257                  105,901
10/31/97               98,531                  102,373
11/30/97              100,718                  105,725
12/31/97              103,067                  107,679
01/31/98              103,809                  108,264
02/28/98              112,855                  116,145
03/31/98              119,441                  121,958
04/30/98              118,337                  123,406
05/31/98              116,730                  120,122
06/30/98              117,596                  124,334
07/31/98              114,727                  121,609
08/31/98               98,428                  102,671
09/30/98              105,613                  109,378
10/31/98              113,721                  117,515
11/30/98              118,588                  124,915
12/31/98              123,079                  132,909
01/31/99              122,444                  137,794
02/28/99              118,063                  132,799
03/31/99              121,869                  137,924
04/30/99              132,496                  144,535
05/31/99              130,852                  141,371
06/30/99              135,899                  148,690
07/31/99              130,382                  143,923
08/31/99              126,096                  142,581
09/30/99              117,234                  138,856
10/31/99              117,455                  147,686
11/30/99              118,317                  152,632
12/31/99              119,159                  164,222
01/31/00              111,309                  157,405
02/29/00              102,307                  160,931
03/31/00              112,479                  170,489
04/30/00              117,118                  161,607
05/31/00              118,471                  155,963
06/30/00              114,724                  162,839
07/31/00              115,213                  159,520
08/31/00              122,652                  171,100
09/30/00              118,541                  163,116
10/31/00              122,805                  159,650
11/30/00              119,938                  143,768
12/31/00              124,616                  146,331
8/31/97=$100,000                                           Data through 12/31/00

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
--------------------------------------------------------------------------------

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION


As a Percent of Net Assets
As of December 31, 2000

--------------------------------------------------------------------------------
U.S. EQUITIES
Energy................................................................     2.87%
Capital Investment
 Capital Goods........................................................     4.57
 Electronic Components................................................     7.55
                                                                         ------
                                                                          12.12
Basic Industries
 Chemicals............................................................     3.59
 Housing/Paper........................................................     2.40
 Metals...............................................................     2.31
                                                                         ------
                                                                           8.30
Computers
 Software.............................................................     1.72
 Systems..............................................................     1.81
                                                                         ------
                                                                           3.53
Consumer
 Autos/Durables.......................................................     2.36
 Food/House Products..................................................     2.96
 Health: Drugs........................................................     7.32
 Health: Non-Drugs....................................................     8.55
 Leisure/Tourism......................................................     1.40
 Non-Durables.........................................................     0.66
 Retail/Apparel.......................................................     6.50
                                                                         ------
                                                                          29.75
Financial
 Banks................................................................     9.08
 Non-Banks............................................................     7.84
                                                                         ------
                                                                          16.92
Telecommunications
 Equipment............................................................     0.38
 Services.............................................................     5.66
                                                                         ------
                                                                           6.04
Transportation........................................................     6.56
Services/Miscellaneous................................................     7.92
Utilities.............................................................     4.21
                                                                         ------
 Total U.S. Equities..................................................    98.22
SHORT-TERM INVESTMENTS................................................     1.51
                                                                         ------
 TOTAL INVESTMENTS....................................................    99.73
CASH AND OTHER ASSETS,
 LESS LIABILITIES.....................................................     0.27
                                                                         ------
NET ASSETS............................................................   100.00%
                                                                         ======
--------------------------------------------------------------------------------

As of December 31, 2000
TOP TEN U.S. EQUITY HOLDINGS

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Allergan, Inc. ..................................................    3.65%
 2. Burlington Northern Santa Fe Corp. ..............................    3.54
 3. Wells Fargo and Co. .............................................    3.01
 4. Electronic Data Systems Corp. ...................................    2.65
 5. FedEx Corp. .....................................................    2.58
 6. Freddie Mac......................................................    2.47
 7. Masco Corp. .....................................................    2.31
 8. CIGNA Corp. .....................................................    2.19
 9. First Data Corp. ................................................    2.15
10. Alza Corp. ......................................................    2.11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BRINSON U.S. EQUITY FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000


                                                           Shares      Value
                                                          --------- -----------

U.S. Equities - 98.22%
Advanced Micro Devices, Inc. (b).........................    84,800 $ 1,171,300
Allergan, Inc............................................    25,100   2,429,994
Alza Corp. (b)...........................................    33,000   1,402,500
American General Corp....................................     9,200     749,800
American Standard Cos., Inc. (b).........................    13,400     660,787
Analog Devices, Inc. (b).................................     5,000     255,938
Baxter International, Inc................................    15,500   1,368,844
Burlington Northern Santa Fe Corp........................    83,100   2,352,769
Cardinal Health, Inc.....................................    10,400   1,036,100
Carnival Corp., Class A..................................    30,200     930,537
Chase Manhattan Corp.....................................    16,600     754,262
CIGNA Corp...............................................    11,000   1,455,300
Citigroup, Inc...........................................     9,460     483,051
Clear Channel Communications (b).........................     8,800     426,250
CMS Energy Corp..........................................    15,300     484,819
CommScope, Inc. (b)......................................    15,100     250,094
Compaq Computer Corp.....................................    51,900     781,095
Computer Sciences Corp. (b)..............................     2,300     138,288
Compuware Corp. (b)......................................    73,300     458,125
COR Therapeutics, Inc. (b)...............................    12,700     446,088
Dow Chemical Co..........................................    13,000     476,125
Eastman Chemical Co......................................     5,300     258,375
Electronic Data Systems Corp.............................    30,500   1,761,375
Emerson Electric Co......................................    17,100   1,347,694
Entergy Corp.............................................    13,500     571,219
Exelon Corp..............................................    12,100     849,541
Exxon Mobil Corp. .......................................    10,300     895,456
Federated Department Stores, Inc. (b)....................    12,400     434,000
FedEx Corp. (b)..........................................    43,000   1,718,280
First Data Corp. ........................................    27,124   1,429,096
FleetBoston..............................................    26,441     993,190
Freddie Mac..............................................    23,900   1,646,112
Gateway, Inc. (b)........................................    23,500     422,765
GATX Corp. ..............................................     5,900     294,263
General Mills, Inc.......................................    21,400     953,637
Genzyme General (b)......................................    10,200     917,362
GPU, Inc. ...............................................    37,500   1,380,469
GreenPoint Financial Corp. ..............................    31,900   1,305,906
Household International, Inc.............................    15,500     852,500
Illinois Tool Works, Inc.................................    21,800   1,298,462
IMC Global, Inc..........................................    35,400     550,913
Johnson & Johnson Co. ...................................    11,800   1,239,737
Johnson Controls, Inc....................................     5,600     291,200
Kimberly-Clark Corp......................................     6,300     445,347
Kroger Co. (b)...........................................    22,500     608,906
Lear Corp. (b)...........................................    23,900     593,019
Lincoln National Corp. ..................................     6,600     312,263
LSI Logic Corp. (b)......................................    25,500     435,795
Lyondell Chemical Co.....................................    20,700     316,969

                                                          Shares      Value
                                                         --------- -----------

Martin Marietta Materials, Inc..........................    13,863 $   586,405
Masco Corp. ............................................    59,900   1,538,681
Mattel, Inc. ...........................................    64,900     937,156
Mead Corp...............................................    15,600     489,450
Microsoft Corp. (b).....................................    15,800     687,300
Motorola, Inc...........................................    30,715     621,979
National Semiconductor Corp. (b)........................    34,800     700,350
New York Times Co.......................................     7,200     288,450
Newell Rubbermaid, Inc..................................    33,800     768,950
Nextel Communications, Inc. (b).........................    36,600     905,850
Pentair, Inc............................................    17,700     428,119
PepsiCo, Inc............................................     8,900     441,106
PNC Financial Services Corp.............................    13,500     986,344
Praxair, Inc............................................    17,700     785,437
Raytheon Co., Class B...................................    23,400     726,862
Sara Lee Corp. .........................................    41,200   1,011,975
SBC Communications, Inc.................................    27,400   1,308,350
SCI Systems, Inc. (b)...................................    12,600     332,325
St. Jude Medical, Inc. (b)..............................     7,100     436,206
Target Corp.............................................    21,100     680,475
Tellabs, Inc. (b).......................................    16,400     926,600
Texas Instruments, Inc. ................................     8,300     393,213
Ultramar Diamond Shamrock Corp. ........................    17,122     528,642
UnitedHealth Group, Inc.................................    20,800   1,276,600
Viad Corp...............................................    16,300     374,900
W.W. Grainger, Inc......................................    18,800     686,200
Wal-Mart Stores, Inc....................................    16,800     892,500
Wells Fargo and Co......................................    35,900   1,999,181
XL Capital Ltd..........................................     6,500     567,937
York International Corp.................................    12,500     383,594
                                                                   -----------
Total Equities
 (Cost $61,388,926).....................................            65,327,054
                                                                   -----------
Short-Term Investments - 1.51%
Investment Companies - 1.32%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund...................................................   880,265     880,265
                                                                   -----------
                                                           Face
                                                          Amount
                                                         ---------
U.S. Government Obligations - 0.19%
U.S. Treasury Bill, due 02/08/01........................ $ 125,000     124,270
                                                                   -----------
Total Short-Term Investments (Cost $1,004,465)..........             1,004,535
                                                                   -----------
Total Investments
 (Cost $62,393,391) - 99.73% (a)........................            66,331,589
Cash and other assets, less
 liabilities - 0.27%....................................               180,772
                                                                   -----------
Net Assets - 100%.......................................           $66,512,361
                                                                   ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $62,393,391; and net unrealized appreciation consisted of:

             Gross unrealized appreciation.............. $11,252,894
             Gross unrealized depreciation..............  (7,314,696)
                                                         -----------
                 Net unrealized appreciation............ $ 3,938,198
                                                         ===========

(b) Non-income producing security.

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

Since its inception on April 30, 1999, the Brinson U.S. Large Capitalization Equity Fund has provided an annualized return of -9.42%, compared to the 0.54% return of its benchmark, the S&P 500 Equity Index. For the year 2000, the Fund's total return of 3.43% compared favorably to the -9.10%, return for its benchmark.

The U.S. equity market, as measured by the S&P 500 Index, had the worst year since 1974, driven by a sharp decline concentrated in the largest capitalization stocks and the technology sector. The largest quintile of stocks by market capitalization (73% of the S&P 500) ranked last for the first time in 10 years, and was negative while all other size categories showed positive returns. Technology was the worst performing sector, and dropped from 34% of the S&P 500 Index to 22%. Technology had been regarded as a safe haven with good earnings visibility until several industry leaders such as Intel and IBM issued earnings warnings for the fourth quarter and 2001. These warnings reminded investors that technology stocks are cyclical growth companies with low long-term predictability, and are thus subject to cyclical factors such as the level of capital spending by customers who tend to cut spending when their own cash flow levels are declining. Capital spending could decline sharply and, if it reverses, will have a greater impact on GDP than in the past.

The Fund outperformed its benchmark in 2000. The sources of this performance included positive attribution from market exposure, risk factors and stock selection, only offset by slightly negative returns from industry factors. Market exposure (average beta of .92) added to the Fund's relative performance in the weak market environment that characterized most of the year 2000. The most significant positive factor was the underexposure to size. Our Fund was very underweighted in the largest stocks that dominate the major market benchmarks. During the year, the disparity between large and small market capitalization stocks that had developed during 1999 and early 2000 began to dissipate as many of the largest capitalization stocks underperformed significantly. Stock selection had a significant positive impact on active returns for the full year. The strongest contributors were UnitedHealth Group, Emerson Electric, Cigna, SBC Communications and Kimberly-Clark while the worst were Compuware, Gateway, Lexmark, FedEx and Advanced Micro Devices. Industry exposures had a small negative effect on active returns for the year 2000. The underweight to Internet stocks and to the telephone service companies and the overweight to the electric utility industry added positively to performance attribution. This positive effect was more than offset by the negative impact of the Fund underweight to the drug industry.
--------------------------------------------------------------------------------

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------


Total Return

                                                                 Annualized
                                               6 Months  1 Year   4/30/99*
                                                Ended    Ended       to
                                               12/31/00 12/31/00  12/31/00
---------------------------------------------------------------------------
Brinson U.S. Large Capitalization Equity Fund   11.04%    3.43%    -9.42%
---------------------------------------------------------------------------
Standard & Poor's (S&P) 500 Equity Index        -8.72    -9.10      0.54
---------------------------------------------------------------------------

 * Inception date of the Brinson U.S. Large Capitalization Equity Fund

 All total returns over 1 year are average annualized returns

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Equity Fund and the S&P 500 Equity Index if you had invested $100,000 on April 30, 1999. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Equity Fund vs. S&P 500 Equity Index

                                    [GRAPH]

Fund returns are net of all fees and cost, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
--------------------------------------------------------------------------------

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 2000

--------------------------------------------------
U.S. EQUITIES
Energy.................................      4.30%
Capital Investment
 Capital Goods.........................      2.93
 Electronic Components.................      6.90
                                         --------
                                             9.83
Basic Industries
 Chemicals.............................      1.76
 Metals................................      3.47
                                         --------
                                             5.23
Computers
 Software..............................      2.34
 Systems...............................      2.20
                                         --------
                                             4.54
Consumer
 Food/House Products...................      3.48
 Health: Drugs.........................      7.04
 Health: Non-Drugs.....................      9.55
 Leisure/Tourism.......................      1.96
 Non-Durables..........................      1.02
 Retail/Apparel........................      8.70
                                         --------
                                            31.75
Financial
 Banks.................................      8.13
 Non-Banks.............................      9.96
                                         --------
                                            18.09
Telecommunications.....................      6.27
Transportation.........................      5.57
Services/Miscellaneous.................      7.03
Utilities..............................      1.30
                                         --------
 Total U.S. Equities...................     93.91
SHORT-TERM INVESTMENTS.................      5.80
                                         --------
TOTAL INVESTMENTS......................     99.71
CASH AND OTHER ASSETS,
 LESS LIABILITIES......................      0.29
                                         --------
NET ASSETS.............................    100.00%
                                         ========
--------------------------------------------------

TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 2000

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Wells Fargo and Co...............................................    3.65%
 2. Freddie Mac......................................................    3.62
 3. Baxter International, Inc........................................    3.62
 4. CIGNA Corp.......................................................    3.52
 5. Masco Corp.......................................................    3.47
 6. Burlington Northern Santa Fe Corp................................    3.38
 7. First Data Corp..................................................    3.20
 8. Emerson Electric Co..............................................    3.07
 9. Johnson & Johnson Co.............................................    3.01
10. UnitedHealth Group, Inc..........................................    2.93
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000

                                                            Shares     Value
                                                           -------- -----------

U.S. Equities - 93.91%
Abbott Laboratories.......................................    4,900 $   237,344
Advanced Micro Devices, Inc. (b)..........................   12,100     167,131
Allergan, Inc. ...........................................    2,500     242,031
American Electric Power Co., Inc. ........................    5,720     265,980
American General Corp. ...................................    3,000     244,500
Analog Devices, Inc. (b)..................................    1,600      81,900
Baxter International, Inc. ...............................    6,000     529,875
Bristol-Myers Squibb Co. .................................    2,600     192,238
Burlington Northern Santa Fe Corp. .......................   17,500     495,469
Cardinal Health, Inc. ....................................    3,600     358,650
Carnival Corp., Class A...................................    9,300     286,556
CIGNA Corp. ..............................................    3,900     515,970
Citigroup, Inc. ..........................................    3,300     168,506
Clear Channel Communications (b)..........................    2,700     130,781
Compaq Computer Corp. ....................................   13,500     203,175
Compuware Corp. (b).......................................   24,100     150,625
Electronic Data Systems Corp. ............................    6,100     352,275
Emerson Electric Co. .....................................    5,700     449,231
Entergy Corp. ............................................    4,500     190,406
Exxon Mobil Corp. ........................................    3,400     295,587
FedEx Corp. (b)...........................................    8,000     319,680
First Data Corp. .........................................    8,900     468,919
FleetBoston ..............................................    8,700     326,794
Freddie Mac...............................................    7,700     530,337
Gateway, Inc. (b).........................................    6,600     118,734
General Mills, Inc. ......................................    5,100     227,269
Household International, Inc. ............................    3,800     209,000
Illinois Tool Works, Inc. ................................    7,200     428,850
Johnson & Johnson Co. ....................................    4,200     441,262
Kroger Co. (b)............................................    9,300     251,681

                                                            Shares     Value
                                                           -------- -----------

Masco Corp. ..............................................   19,800 $   508,612
Mattel, Inc. .............................................   21,400     309,016
Microsoft Corp. (b).......................................    4,400     191,400
Motorola, Inc. ...........................................    5,100     103,275
National Semiconductor Corp. (b)..........................    9,600     193,200
Newell Rubbermaid, Inc. ..................................   11,200     254,800
PepsiCo, Inc. ............................................    3,000     148,688
PNC Financial Services Corp. .............................    4,500     328,781
Praxair, Inc. ............................................    5,800     257,375
Progress Energy, Inc. ....................................    1,400      68,863
Sara Lee Corp. ...........................................   11,500     282,469
SBC Communications, Inc. .................................    8,300     396,325
Target Corp. .............................................    6,800     219,300
Tellabs, Inc. (b).........................................    5,100     288,150
Texas Instruments, Inc. ..................................    2,500     118,438
UnitedHealth Group, Inc. .................................    7,000     429,625
Wal-Mart Stores, Inc. ....................................    4,500     239,063
Wells Fargo and Co. ......................................    9,600     534,600
                                                                    -----------
Total U.S. Equities (Cost $12,763,488)....................           13,752,736
                                                                    -----------
Short-Term Investments - 5.80%
Investment Companies - 5.80%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund (Cost $849,469).....................................  849,469     849,469
                                                                    -----------
Total Investments
 (Cost $13,612,957) - 99.71% (a)..........................           14,602,205

Cash and other assets,
 less liabilities - 0.29%......................................          41,770
                                                                    -----------
Net Assets - 100%..............................................     $14,643,975
                                                                    ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $13,612,957; and net unrealized appreciation consisted of:

             Gross unrealized appreciation............. $ 2,208,382
             Gross unrealized depreciation.............  (1,219,134)
                                                        -----------
                 Net unrealized appreciation........... $   989,248
                                                        ===========

(b)Non-income producing security.




--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON U.S. VALUE EQUITY FUND
--------------------------------------------------------------------------------

Since its performance inception on June 30, 1998, the Brinson U.S. Value Equity Fund has provided an annualized return of 7.99%, compared to the 6.99% return of its benchmark, the Russell 1000 Value Index. For the year 2000, the U.S. Value Equity Fund's total return of 17.24% compared favorably to the 7.01% return for its benchmark.

Value stocks had a very positive year relative to the broad U.S. equity market. Investors became increasingly concerned about the weakness in the U.S. economy, which was brought about by higher global energy costs, global central bank tightenings and a global slowdown in technology capital spending. This environment favored the value-style segment of the market as investors rotated out of high-risk New Economy and growth stocks. Investors that were heavily weighted in technology and telecommunications endured the worst of the decline. The Nasdaq Composite declined 39% for the full year and is now back to where it began 1998, erasing two years of gains. Downward earnings revisions during the fourth quarter triggered a realization among investors that they were paying very high multiples for what may be peak earnings and margins. Financial services and health care stocks were the best performing groups within the Russell 1000 Value Index.

The Brinson U.S. Value Equity Fund outperformed its benchmark in 2000. The sources of this performance included positive attribution from risk factors and stock selection, offset somewhat by negative results from industry factors. Risk factors added to the Fund's performance for the year. The most significant positive factor was the underexposure to size. Our Fund was very underweighted in the largest stocks that dominate the benchmark. During the year, the disparity between large and small market capitalizations that had developed during 1999 and early 2000 began to dissipate as many of the largest capitalization stocks underperformed significantly. The overweight position in earnings yield (earnings-price ratio) with our lower Fund price-earnings ratio relative to the Russell 1000 Value benchmark also contributed positively to the Fund's performance.

Stock selection added significantly to active returns for the year. The strongest contributors were Fort James, UnitedHealth Group, Emerson Electric, Electronic Data Systems and Southdown while the weakest were Amsouth, FedEx,
CMS Energy, LaFarge and Pentair. Negative results from industry selection detracted from active returns with the most negative contributions from the relative underweights in securities and asset management stocks and energy reserves.
--------------------------------------------------------------------------------

 BRINSON U.S. VALUE EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                      Annualized
                                    6 Months  1 Year   6/30/98*
                                     Ended    Ended       to
                                    12/31/00 12/31/00  12/31/00
----------------------------------------------------------------
  Brinson U.S. Value Equity Fund**   18.69%   17.24%     7.99%
----------------------------------------------------------------
  Russell 1000 Value Index           11.74     7.01      6.99
----------------------------------------------------------------

  *Performance inception date of the Brinson U.S. Value Equity Fund **Formerly known as the Brinson U.S. Large Capitalization Value Equity Fund

 All total returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Value Equity Fund and the Russell 1000 Value Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Value Equity Fund
vs. Russell 1000 Value Index

                                  [GRAPH]

                 Brinson U.S. Value      Russell 1000
                   Equity Fund           Value Index

06/30/98            $100,000               $100,000
07/31/98              98,283                 98,235
08/31/98              85,567                 83,616
09/30/98              92,840                 88,415
10/31/98              97,557                 95,264
11/30/98             102,132                 99,702
12/31/98             103,707                103,096
01/31/99             101,220                103,901
02/28/99              99,166                102,434
03/31/99             103,428                104,554
04/30/99             115,379                114,319
05/31/99             115,252                113,063
06/30/99             117,862                116,345
07/31/99             113,517                112,939
08/31/99             109,758                108,747
09/30/99             103,314                104,947
10/31/99             106,488                110,988
11/30/99             104,466                110,120
12/31/99             103,428                110,651
01/31/00              99,484                107,042
02/29/00              88,934                 99,089
03/31/00             101,062                111,179
04/30/00             105,353                109,885
05/31/00             107,905                111,043
06/30/00             102,168                105,968
07/31/00             106,026                107,294
08/31/00             110,775                113,265
09/30/00             112,468                114,301
10/31/00             116,615                117,111
11/30/00             115,199                112,763
12/31/00             121,201                118,413

6/30/98 = $100,000                             Data through 12/31/00

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
--------------------------------------------------------------------------------

 BRINSON U.S. VALUE EQUITY FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION
As a Percent of Net Assets
As of December 31, 2000

--------------------------------------------------
U.S. EQUITIES
Energy..................................    12.27%
Capital Investment
 Capital Goods..........................     2.57
 Electronic Components..................     5.22
                                         --------
                                             7.79
Basic Industries
 Chemicals..............................     3.82
 Metals.................................     2.08
                                         --------
                                             5.90
Consumer
 Autos/Durables.........................     3.89
 Food/House Products....................     3.42
 Health: Drugs..........................     4.39
 Health: Non-Drugs......................     7.06
 Retail/Apparel.........................     4.91
                                         --------
                                            23.67
Financial
 Banks..................................    14.04
 Non-Banks..............................    11.00
                                         --------
                                            25.04
Telecommunications......................     8.47
Transportation..........................     5.37
Services/Miscellaneous..................     8.02
Utilities...............................     1.46
                                         --------
 Total U.S. Equities....................    97.99*
SHORT-TERM INVESTMENTS..................     2.72*
                                         --------
 TOTAL INVESTMENTS......................   100.71
LIABILITIES, LESS CASH
 AND OTHER ASSETS.......................    (0.71)
                                         --------
 NET ASSETS.............................   100.00%
                                         ========
--------------------------------------------------

* The Fund held a long position in stock index futures which increased the U.S. Equity exposure from 97.99% to 100.04%. This adjustment resulted in a net decrease to the Fund's exposure to Short-Term Investments from 2.72% to 0.67%.
TOP TEN U.S. EQUITY HOLDINGS
As of December 31, 2000

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Wells Fargo and Co. .............................................    3.80%
 2. Exxon Mobil Corp.................................................    3.37
 3. Electronic Data Systems Corp.....................................    3.16
 4. Progress Energy, Inc.............................................    3.05
 5. Emerson Electric Co. ............................................    2.87
 6. Freddie Mac......................................................    2.81
 7. PNC Financial Services Corp. ....................................    2.76
 8. GreenPoint Financial Corp........................................    2.76
 9. Dow Chemical Co. ................................................    2.65
10. Household International, Inc.....................................    2.53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BRINSON U.S. VALUE EQUITY FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000

                                                             Shares     Value
                                                             ------- -----------

U.S. Equities - 97.99%
Abbott Laboratories.........................................  37,500 $1,816,406
Advanced Micro Devices, Inc. (b)............................ 111,500  1,540,094
American Electric Power Co., Inc. ..........................  30,720  1,428,480
American General Corp.......................................  32,400  2,640,600
American Home Products Corp.................................  22,000  1,398,100
American International Group, Inc...........................  18,350  1,808,622
AT&T Corp...................................................  40,800    706,350
Baxter International, Inc...................................  26,100  2,304,956
Burlington Northern Santa Fe Corp...........................  97,700  2,766,131
Cardinal Health, Inc........................................  18,000  1,793,250
Chase Manhattan Corp. ......................................  62,900  2,858,019
Chevron Corp................................................  19,500  1,646,531
CIGNA Corp..................................................  11,500  1,521,450
Citigroup, Inc. ............................................  33,809  1,726,372
Clear Channel Communications (b)............................  27,000  1,307,813
CMS Energy Corp. ...........................................  56,500  1,790,344
CommScope, Inc. (b).........................................  41,200    682,375
Conoco, Inc. ...............................................  62,700  1,814,381
Dow Chemical Co.............................................  82,700  3,028,887
DTE Energy Co. .............................................   8,400    327,075
Electronic Data Systems Corp. ..............................  62,400  3,603,600
Emerson Electric Co.........................................  41,600  3,278,600
Exxon Mobil Corp. ..........................................  44,200  3,842,637
Federated Department Stores, Inc. (b).......................  41,700  1,459,500
FedEx Corp. (b).............................................  63,100  2,521,476
First Data Corp. ...........................................  31,400  1,654,388
FleetBoston Financial Corp. ................................  67,400  2,531,712
Freddie Mac.................................................  46,500  3,202,687
General Mills, Inc..........................................  31,900  1,421,544
GPU, Inc. ..................................................  36,300  1,336,294
GreenPoint Financial Corp. .................................  76,800  3,144,000
Household International, Inc................................  52,400  2,882,000
Illinois Tool Works, Inc. ..................................  33,900  2,019,169
IMC Global, Inc.............................................  85,300  1,327,481
Johnson & Johnson Co. ......................................  13,600  1,428,850
Johnson Controls, Inc.......................................  18,700    972,400
Lear Corp. (b)..............................................  62,500  1,550,781
Masco Corp. ................................................  92,400  2,373,525
Mattel, Inc. ............................................... 166,800  2,408,592

                                                         Shares      Value
                                                        --------- ------------

Motorola, Inc.........................................     39,300 $    795,825
New York Times Co. ...................................     12,400      496,775
Newell Rubbermaid, Inc. ..............................     76,400    1,738,100
Nextel Communications, Inc. (b).......................     82,700    2,046,825
Norfolk Southern Corp.................................     63,000      838,688
Pentair, Inc..........................................     37,700      911,869
PNC Financial Services Corp. .........................     43,100    3,148,994
Progress Energy, Inc..................................     70,800    3,482,475
Sara Lee Corp. .......................................    101,000    2,480,813
SBC Communications, Inc...............................     41,300    1,972,075
Sprint Corp...........................................     33,400      678,438
St. Jude Medical, Inc. (b)............................     29,200    1,793,975
UnitedHealth Group, Inc. .............................     41,200    2,528,650
Verizon Communications, Inc...........................     55,300    2,771,912
Viacom, inc. (b)......................................     18,200      850,850
W.W. Grainger, Inc....................................     52,500    1,916,250
Wells Fargo and Co....................................     77,900    4,338,056
York International Corp...............................     37,100    1,138,506
                                                                  ------------
Total U.S. Equities
 (Cost $103,234,084)..................................             111,794,548
                                                                  ------------
Short-Term Investments - 2.72%
Investment Companies - 2.54%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund.................................................  2,893,398    2,893,398
                                                                  ------------
                                                          Face
                                                         Amount
                                                        ---------
U.S. Government Obligations - 0.18%
U.S. Treasury Bill, due 02/08/01......................  $ 210,000      208,774
                                                                  ------------
Total Short-Term Investments (Cost $3,102,055)........               3,102,172
                                                                  ------------

Total Investments
 (Cost $106,336,139) - 100.71% (a)....................             114,896,720

Liabilities, less cash and
 other assets - (0.71)%...............................                (813,330)
                                                                  ------------

Net Assets - 100%.....................................            $114,083,390
                                                                  ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $106,336,139; and net unrealized appreciation consisted of:

              Gross unrealized appreciation............. $17,530,126
              Gross unrealized depreciation.............  (8,969,545)
                                                         -----------
                 Net unrealized appreciation............ $ 8,560,581
                                                         ===========

(b) Non-income producing security.

FUTURES CONTRACTS
The Brinson U.S. Value Equity Fund had the following open futures contracts as of December 31, 2000:

                                    Expiration             Current   Unrealized
                                       Date       Cost      Value       Loss
                                    ---------- ---------- ---------- ----------
Index Futures Buy Contracts:
S&P 500 Index, 1 contract.......... March 2001 $2,443,749 $2,336,250 $(107,499)
                                                                     =========

The aggregated market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2000 was $208,774.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

The Brinson U.S. Small Capitalization Equity Fund has provided an annualized return of 14.33% since its performance inception on April 30, 1995, versus a return of 13.45% for its benchmark, the Wilshire Small Stock Index. For the year ended December 31, 2000, the Fund had a total return of 9.76%, which compared favorably to the -3.88% return for its benchmark.

The Brinson U.S. Small Capitalization Equity Fund's strong relative performance in 2000 was largely the result of good stock selection, particularly in the technology and business services industry sectors. Though small capitalization technology stocks had very poor relative performance during 2000, our Fund had very strong results from Microsemi Corp, SBS Technologies, Park Electrochemical, Quantum DLT and Mentor Graphics. The Fund's business services stock selection benefited from a significant underweighting in Internet companies and also from takeovers of American Business Products and AC Nielson. Other strong individual stock performances were shown by Bacou USA, a provider of protective equipment for workers; Bindley Western, a pharmaceutical distributor; and Amerus Group, a provider of life insurance and annuity products. The Fund also benefited from investors returning to companies that provide attractive long-term fundamental investment value.

As a result of investors' renewed enthusiasm for value, the Russell 2000 Value Index outperformed the Russell 2000 Growth Index by 4,526 basis points in 2000, after having underperformed by 4,458 basis points in 1999. Our Fund was well positioned for the market's change to a more rational and traditional method of stock valuation in 2000, rather than the aggressive and undisciplined New Economy valuation methodologies which predominated in 1999. Underweights in health care and energy companies affected the Fund's results negatively in 2000.

As we enter 2001, we are encouraged by the return of traditional investment discipline to the U.S. small capitalization equity market. Though in some areas speculative valuations continue to persist, we believe our disciplined fundamental price/value investment process will allow us to uncover attractively valued stocks with strong investment fundamentals during the year. Current Fund holdings for which we are particularly enthusiastic regarding their relative total return potential include: Emmis Communications, a broadcasting company with radio and television properties clustered primarily in urban markets; Michaels Stores, operator of the largest arts and crafts store chain in the U.S.; Renal Care Group, a dialysis services company that provides care to patients with kidney disease; and Pride International, one of the world's largest oil and natural gas drilling contractors.
--------------------------------------------------------------------------------

 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                              6 Months  1 Year  3 Years  5 Years  Annualized
                               Ended    Ended    Ended    Ended    4/30/95*
                              12/31/00 12/31/00 12/31/00 12/31/00 to 12/31/00
-----------------------------------------------------------------------------
  Brinson U.S. Small
   Capitalization Equity
   Fund**                       4.38%    9.76%    2.16%   12.25%     14.33%
-----------------------------------------------------------------------------
  Wilshire Small Stock Index   -6.56    -3.88     5.42    11.25      13.45
-----------------------------------------------------------------------------

  * Performance inception date of the Brinson U.S. Small Capitalization Equity Fund
 ** Formerly known as the Brinson Post-Venture Fund.

 All total returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Small Capitalization Equity Fund and the Wilshire Small Stock Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Small Capitalization Equity Fund vs.
Wilshire Small Stock Index


                                    [GRAPH]

                               Brinson U.S.     Wilshire 5000
                   Date        Equity Fund       Equity Index
                 04/30/95      $100,000.00       $100,000.00
                 05/31/95       100,802.00        102,030.00
                 06/30/95       105,306.00        107,957.94
                 07/31/95       109,310.00        114,392.24
                 08/31/95       113,508.00        117,835.44
                 09/30/95       113,864.00        120,474.96
                 10/31/95       112,673.00        114,390.97
                 11/30/95       117,557.00        117,307.94
                 12/31/95       119,936.00        119,959.10
                 01/31/96       118,542.00        120,834.80
                 02/29/96       121,360.00        124,278.60
                 03/31/96       125,800.00        127,895.10
                 04/30/96       134,578.00        137,282.60
                 05/31/96       141,097.00        146,233.43
                 06/30/96       135,051.00        139,755.29
                 07/31/96       126,673.00        126,282.88
                 08/31/96       135,902.00        132,155.04
                 09/30/96       140,758.00        136,476.50
                 10/31/96       142,806.00        134,333.82
                 11/30/96       148,199.00        138,202.63
                 12/31/96       152,509.00        142,099.95
                 01/31/97       154,820.00        146,931.34
                 02/28/97       153,430.00        143,037.67
                 03/31/97       149,872.00        135,628.32
                 04/30/97       147,152.00        132,535.99
                 05/31/97       161,939.00        147,684.86
                 06/30/97       171,055.00        156,560.71
                 07/31/97       183,111.00        164,560.96
                 08/31/97       191,388.00        170,221.86
                 09/30/97       205,843.00        184,605.61
                 10/31/97       199,239.00        177,073.70
                 11/30/97       198,700.00        173,744.71
                 12/31/97       200,635.00        174,526.56
                 01/31/98       198,854.00        173,304.88
                 02/28/98       211,131.00        185,609.53
                 03/31/98       219,726.00        194,685.83
                 04/30/98       224,013.00        197,547.71
                 05/31/98       214,001.00        186,682.59
                 06/30/98       211,458.00        185,226.47
                 07/31/98       196,004.00        172,390.27
                 08/31/98       164,747.00        137,601.91
                 09/30/98       170,480.00        145,968.12
                 10/31/98       174,399.00        150,872.64
                 11/30/98       182,545.00        160,543.58
                 12/31/98       189,356.00        167,559.33
                 01/31/99       194,368.00        170,340.82
                 02/28/99       175,429.00        156,969.06
                 03/31/99       167,446.00        158,632.93
                 04/30/99       181,038.00        174,020.32
                 05/31/99       185,942.00        176,317.40
                 06/30/99       192,865.00        187,760.39
                 07/31/99       194,388.00        185,263.19
                 08/31/99       186,123.00        179,075.39
                 09/30/99       185,192.00        178,699.33
                 10/31/99       180,003.00        178,395.55
                 11/30/99       186,670.00        191,525.46
                 12/31/99       194,892.00        212,708.17
                 01/31/00       193,974.00        211,006.51
                 02/29/00       204,125.00        236,770.40
                 03/31/00       210,325.00        231,940.29
                 04/30/00       206,710.00        211,343.99
                 05/31/00       197,780.00        201,009.27
                 06/30/00       204,940.00        218,798.58
                 07/31/00       210,175.00        213,416.14
                 08/31/00       220,429.00        227,992.47
                 09/30/00       217,659.00        221,266.69
                 10/31/00       213,730.00        209,805.07
                 11/30/00       202,292.00        189,957,52
                 12/31/00       213,639.00        204,451.27

4/30/95=$100,000                                           Data through 12/31/00

Fund returns are net of all fees and costs, while the index returns are based on market returns without deduction for fees or transaction costs for rebalancing.
--------------------------------------------------------------------------------

 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 2000

--------------------------------------------------
U.S. EQUITIES
Energy..................................     5.37%
Capital Investment
 Capital Goods..........................     2.31
 Electronic Components..................     6.43
 Technology.............................     3.61
                                         --------
                                            12.35
Basic Industries
 Chemicals..............................     0.63
 Construction...........................     1.93
 Metals.................................     1.35
                                         --------
                                             3.91
Computers
 Software...............................     3.55
 Systems................................     1.16
                                         --------
                                             4.71
Consumer
 Autos/Durables.........................     5.47
 Food/House Products....................     1.41
 Health: Non-Drugs......................     5.62
 Non-Durables...........................     6.12
 Retail/Apparel.........................     9.47
                                         --------
                                            28.09
Financial
 Banks..................................     6.61
 Non-Banks..............................    12.83
                                         --------
                                            19.44
Telecommunications......................     0.85
Transportation..........................     4.52
Services/Miscellaneous..................    12.53
Utilities...............................     2.94
                                         --------
  Total U.S. Equities...................    94.71*
SHORT-TERM INVESTMENTS..................     5.49*
                                         --------
  TOTAL INVESTMENTS.....................   100.20
LIABILITIES, LESS CASH
 AND OTHER ASSETS.......................    (0.20)
                                         --------
NET ASSETS..............................   100.00%
                                         ========
--------------------------------------------------

* The Fund held a long position in stock index futures which increased the U.S. Equity exposure from 94.71% to 99.14%. This adjustment resulted in a net decrease to the Fund's exposure to Short-Term Investments from 5.49% to 1.06%.
TOP TEN U.S. EQUITY HOLDINGS
As of December 31, 2000

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------

 1. Bacou USA, Inc. .................................................    3.93%
 2. Kellwood Co. ....................................................    3.40
 3. AmerUs Group Co. ................................................    3.33
 4. SBS Technologies, Inc. ..........................................    2.37
 5. Emmis Communications Corp. ......................................    2.31
 6. North Fork Bancorporation, Inc. .................................    2.10
 7. Callon Petroleum Co. ............................................    2.04
 8. RFS Hotel Investors, Inc. .......................................    1.99
 9. Del Webb Corp. ..................................................    1.93
10. UCBH Holdings, Inc. .............................................    1.83
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000

                                                             Shares    Value
                                                             ------- ----------

U.S. Equities - 94.71%
1-800-Flowers.com, Inc. (b)................................. 477,200 $1,968,450
A. Schulman, Inc. .......................................... 178,000  2,047,000
AAR Corp. ..................................................  77,900    983,488
AC Nielsen Corp. (b)........................................ 140,400  5,089,500
Allied Capital Corp. ....................................... 267,960  5,593,665
AmerUs Group Co. ........................................... 371,600 12,030,550
APAC Customer Services, Inc. (b)............................ 422,700  1,558,706
APW Ltd. (b)................................................ 162,500  5,484,375
Artesyn Technologies, Inc. (b)..............................  47,400    752,475
Atmos Energy Corp. ......................................... 221,650  5,402,719
Bacou USA, Inc. (b)......................................... 546,500 14,209,000
Basin Exploration, Inc. (b)................................. 166,600  4,248,300
Benchmark Electronics, Inc. (b)............................. 179,100  4,040,944
Bindley Western Industries, Inc. ...........................  31,500  1,309,219
Boston Beer Company, Inc. (b)............................... 160,900  1,417,931
Callon Petroleum Co. (b).................................... 442,700  7,387,556
Candela Corp. (b)........................................... 338,400  1,776,600
Celadon Group, Inc. (b)..................................... 224,400    981,750
Chemfirst, Inc. ............................................   9,700    214,006
City National Corp. ........................................  86,800  3,368,925
CKE Restaurants, Inc. ...................................... 193,600    532,400
Coachmen Industries, Inc. .................................. 422,899  4,440,439
Colorado Medtech, Inc. (b).................................. 206,300    657,581
Commonwealth Industries, Inc. .............................. 322,000  1,449,000
Computer Task Group, Inc. .................................. 468,300  1,843,931
Comstock Resources, Inc. (b)................................ 231,800  3,419,050
CT Communications, Inc. ....................................  75,300  1,058,906
CTS Corp. ..................................................  85,200  3,104,475
Del Monte Foods Co. (b)..................................... 295,400  2,141,650
Del Webb Corp. (b).......................................... 238,600  6,979,050
Delta Financial Corp. (b)...................................  50,700     15,844
Department 56, Inc. (b)..................................... 118,800  1,366,200
Digital Lighthouse Corp. (b)................................ 227,000    148,969
Dover Downs Entertainment................................... 365,700  4,091,269
Dress Barn, Inc. (b)........................................  46,600  1,351,400
DT Industries, Inc. (b).....................................  39,900    142,144
DuPont Photomasks, Inc. (b).................................  46,300  2,446,666
East-West Bancorp, Inc. .................................... 144,500  3,603,469
Emisphere Technologies, Inc. (b)............................ 132,100  3,302,500
Emmis Communications Corp. (b).............................. 291,300  8,356,669
EMS Technologies, Inc. (b)..................................  94,900  1,103,213
ESS Technology (b).......................................... 200,800  1,029,100
Expedia, Inc. (b)........................................... 201,300  1,924,931
FBL Financial Group, Inc. .................................. 249,883  4,357,335
Federal Signal Corp. ....................................... 226,500  4,445,063
Fidelity National Corp. .................................... 280,400  1,402,000
Finlay Enterprises, Inc. (b)................................ 247,300  2,612,106
First Consulting Group, Inc. (b)............................ 308,800  1,466,800
Gardner Denver, Inc. (b)....................................  96,300  2,051,190
Golf Trust of America, Inc. ................................ 117,000    840,938
Goody's Family Clothing, Inc. (b)........................... 166,800    750,600
Granite Broadcasting Corp. (b)..............................  11,700     11,700
Great Plains Software, Inc. (b)............................. 115,300  5,426,306
Haggar Corp. ............................................... 171,100  1,967,650
Hamilton Bancorp, Inc. (b).................................. 260,500  2,344,500
Handleman Co. (b)........................................... 342,600  2,569,500
Hardinge, Inc. .............................................  64,700    921,975
Harte--Hanks Communications, Inc. .......................... 172,300  4,081,356
Hartmarx Corp. (b).......................................... 449,100  1,066,613
Herbalife International, Class B............................ 270,700  2,030,250
In Test Corp. (b)........................................... 272,300  1,735,912
Innkeepers USA Trust........................................ 578,600  6,400,762
Inrange Technologies Corp. (b)..............................  26,050    441,222

                                                           Shares     Value
                                                           ------- ------------

Interep National Radio Sales, Class A (b)................. 267,000 $    934,500
JLM Industries, Inc. (b).................................. 136,400      281,325
JNI Corp. (b).............................................  28,900      655,669
John B. Sanfilippo and Son, Inc. (b)...................... 373,400    1,493,600
Kellwood Co. ............................................. 583,150   12,319,044
Kensey Nash Corp. (b).....................................  76,400      773,550
Key Production Company, Inc. (b).......................... 125,000    4,195,312
Landstar System, Inc. (b).................................  51,600    2,860,575
M & F Worldwide Corp. (b)................................. 413,100    1,600,762
M.S. Carriers, Inc. (b)................................... 147,400    4,827,350
Mac Gray Corp. (b)........................................ 331,200    1,076,400
McNaughton Apparel Group, Inc. (b)........................ 123,300    1,310,063
Medallion Financial Corp. ................................ 129,400    1,892,475
Mentor Corp. ............................................. 133,700    2,607,150
Mentor Graphics Corp. ....................................  40,700    1,116,706
Merix Corp. (b)........................................... 138,400    1,851,100
Mesaba Holdings, Inc. (b).................................  70,900      890,681
Methode Electronics, Inc., Class A........................  72,010    1,651,729
Michaels Stores, Inc. (b)................................. 119,000    3,153,500
Midway Airlines Corp. (b)................................. 286,200      804,938
Midwest Express Holdings, Inc. (b)........................ 105,800    1,553,938
Morton's Restaurant Group, Inc. .......................... 158,200    3,361,750
MSC.Software Corp. (b).................................... 390,820    3,067,937
North Fork Bancorporation, Inc. .......................... 309,200    7,594,725
NTELOS, Inc. (b)..........................................  77,700    1,369,463
O'Charleys, Inc. (b)...................................... 205,100    3,653,344
Ocular Sciences, Inc. (b)................................. 206,300    2,398,237
Packaging Corporation of America (b)...................... 182,700    2,946,037
Park Electrochemical Corp. ...............................  29,300      899,144
Photronics, Inc. (b)......................................  86,080    2,017,500
Plexus Corp. (b)..........................................  34,000    1,033,281
Premier Financial Bancorp, Inc. .......................... 174,750      895,594
Pride International, Inc. (b)............................. 145,100    3,573,087
Printronix, Inc. (b)...................................... 234,300    1,647,422
Quantum Corp. (b)......................................... 316,200    4,209,412
Renal Care Group, Inc. (b)................................ 202,200    5,544,704
Republic Security Financial Corp. ........................ 121,700      878,522
ResortQuest International, Inc. (b).......................  78,900      483,263
RFS Hotel Investors, Inc.................................. 550,500    7,190,906
Russ Berrie & Co., Inc.................................... 240,100    5,072,112
Saga Communications, Inc., Class A (b).................... 190,150    2,828,481
SBS Technologies, Inc. (b)................................ 286,400    8,574,100
School Specialty, Inc. (b)................................ 204,500    4,102,781
Silicon Valley Bancshares (b).............................  16,440      568,208
SOS Staffing Services, Inc. (b)........................... 433,800      759,150
Stanley Furniture Co., Inc................................ 209,386    5,051,437
Storage USA, Inc.......................................... 149,200    4,737,100
Stride Rite Corp.......................................... 369,700    2,587,900
TBC Corp. (b)............................................. 746,300    3,404,994
Tractor Supply Co. (b).................................... 312,300    2,654,550
Trans World Entertainment (b)............................. 220,900    1,974,294
UCBH Holdings, Inc........................................ 141,900    6,616,087
UniSource Energy Holding Co............................... 278,900    5,246,806
Watsco, Inc............................................... 250,000    2,880,000
Westell Technologies, Inc. (b)............................ 205,900      630,569
Xircom, Inc. (b).......................................... 127,800    1,980,900
Zale Corp. (b)............................................  36,600    1,063,688
                                                                   ------------
Total U.S. Equities
 (Cost $367,039,584)......................................          342,645,645
                                                                   ------------

--------------------------------------------------------------------------------

 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000

                                                        Shares      Value
                                                      ---------- ------------

Short-Term Investments - 5.49%
Investment Companies - 5.08%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund.......................................... 18,376,780 $ 18,376,780
                                                                 ------------

                                                         Face
                                                        Amount
                                                      ----------
U.S. Government Obligations - 0.41%
U.S. Treasury Bill, due 02/08/01..................... $1,500,000    1,491,243
                                                                 ------------
Total Short-Term Investments
 (Cost $19,867,193)..................................              19,868,023
                                                                 ------------

Total Investments
 (Cost $386,906,777) - 100.20% (a)...................             362,513,668

Liabilities, less cash
 and other assets - (0.20%)..........................                (716,554)
                                                                 ------------
Net Assets - 100%....................................            $361,797,114
                                                                 ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $386,906,777; and net unrealized depreciation consisted of:

              Gross unrealized appreciation............ $ 53,185,491
              Gross unrealized depreciation............  (77,578,600)
                                                        ------------
              Net unrealized depreciation.............. $(24,393,109)
                                                        ============

(b)  Non-income producing security.

FUTURES CONTRACTS
The Brinson U.S. Small Capitalization Equity Fund had the following open futures contracts as of December 31, 2000:

                                  Expiration               Current   Unrealized
                                     Date       Cost        Value       Loss
                                  ---------- ----------- ----------- ----------
  Index Futures Buy Contracts:
  S&P 500 Index, 48 contracts.... March 2001 $16,472,292 $16,020,000  $(452,292)
                                                                      =========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2000 was $1,491,243.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The Brinson International Equity Fund has provided an annualized return of 6.14% since its performance inception on June 30, 1998. This compares favorably to the 5.22% return for its benchmark, the MSCI World Ex US (Free) Index. For the year, the Fund outperformed its benchmark, achieving a return of -6.54% versus -13.47% for its benchmark.

The year 2000 was challenging for equities, with low or negative returns in most regions. The main factor influencing returns was a sharp reversal of fortune for the technology, media and telecommunications (TMT) sectors. With valuations projecting rapid and indefinite growth prospects, the TMT sectors peaked at the end of the first quarter. Investor euphoria wore off as the environment became increasingly difficult. The U.S. Federal Reserve raised and maintained rates because of a fear of inflation. The U.S. economy began to slow by the fourth quarter and many TMT companies posted disappointing earnings leading to rapid and violent compression of P/E ratios. It became clear that many of these companies were vulnerable to a combination of increasing competition and a slowdown in capital spending plans. One sign of the change in sentiment, the MSCI World Ex US Value Index returned 6.0% in 2000 in contrast to the Growth Index which declined 18.6%. While the investment environment was problematic, the Fund was well positioned for these trends with significant underweights in technology hardware, software and services and telecommunication service sectors. Conversely, the Fund was overweighted in sectors that had strong cash flow and low valuations including selected financials, insurance, food and beverage and utilities. These defensive sectors outperformed as investors fled the underperforming TMT sectors.

The Fund's geographic weightings are a reflection of our sector views and regional valuations. The Fund is overweighted in the UK, Australia and New Zealand, which we find attractive. The most significant position is our underweight to Japan, where the market is negatively affected by its technology sectors and a very weak economic environment. Europe (Ex-UK) and Asia (Ex-Japan) are close to neutral with the exception of Hong Kong which has no exposure, where we find overvalued technology names and a fragile real estate market.

During the year we maintained an underweight to the Japanese yen with an associated overweight in the Australian and New Zealand dollars and an overweight to the euro with an associated underweight to the British pound. The Fund benefited from the sharp strengthening of the euro at year-end as U.S. markets declined and the Japanese yen fell. Overall, currency was a modest contributor to performance for the year. We are maintaining these positions into 2001.

Going forward we are selectively taking advantage of the decline in sector valuations to improve the quality of the Fund without a concomitant increase in valuations. We are also picking over the TMT sectors to identify well-positioned companies whose stocks have fallen to attractive valuations with the sector decline.

--------------------------------------------------------------------------------

 BRINSON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                       6 Months  1 Year  Annualized
                                        Ended    Ended    6/30/98*
                                       12/31/00 12/31/00 to 12/31/00
--------------------------------------------------------------------
  Brinson International Equity Fund**    -3.95%   -6.54%    6.14%
--------------------------------------------------------------------
  MSCI World Ex USA (Free) Index        -10.80   -13.47     5.22
--------------------------------------------------------------------

 *Performance inception date of the Brinson International Equity Fund. **Formerly known as the Brinson Global (Ex-U.S.) Equity Fund.

 All total returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson International Equity Fund and the MSCI World Ex USA (Free) Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson International Equity Fund
vs. MSCI World Ex USA (Free) Index

                                 [GRAPH]

               Brinson Global (Ex-U.S.)       MSCI World Ex
                    Equity Fund             USA (Free) Index

06/30/98             $100,000                   $100,000
07/31/98              101,820                    100,660
08/31/98               89,193                     87,808
09/30/98               86,983                     85,299
10/31/98               94,172                     94,198
11/30/98               98,923                     98,985
12/31/98              102,591                    102,717
01/31/99              102,553                    102,702
02/28/99               99,258                    100,118
03/31/99              102,540                    104,257
04/30/99              107,271                    108,760
05/31/99              101,925                    103,195
06/30/99              105,992                    107,178
07/31/99              109,244                    110,278
08/31/99              108,918                    110,574
09/30/99              108,164                    111,809
10/31/99              110,983                    116,130
11/30/99              113,932                    120,176
12/31/99              124,243                    131,240
01/31/00              115,352                    123,268
02/29/00              115,825                    126,728
03/31/00              119,533                    131,932
04/30/00              115,134                    125,072
05/31/00              114,078                    122,042
06/30/00              120,884                    127,310
07/31/00              116,533                    122,442
08/31/00              117,275                    124,040
09/30/00              112,855                    117,613
10/31/00              110,259                    114,407
11/30/00              110,111                    109,787
12/31/00              116,077                    113,563

6/30/98 = $100,000                             Data through 12/31/00

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

--------------------------------------------------------------------------------

 BRINSON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 2000


--------------------------------------------------
INTERNATIONAL EQUITIES
Aerospace & Military...................      0.44%
Airlines...............................      0.78
Appliances & Households................      2.17
Autos/Durables.........................      2.26
Banking................................     11.97
Beverages and Tobacco..................      2.99
Broadcasting & Publishing..............      4.25
Building Materials.....................      0.84
Business & Public Service..............      1.43
Chemicals..............................      2.88
Computer Software......................      0.32
Construction...........................      0.21
Consumer...............................      0.00
Data Processing........................      0.69
Electric Components....................      3.80
Electronics............................      1.37
Energy.................................      6.43
Financial Services.....................      5.91
Food & House Products..................      4.57
Forest Products........................      1.10
Health & Personal Care.................      8.91
Housing/Paper..........................      0.82
Industrial Components..................      0.59
Insurance..............................      5.80
Leisure & Tourism......................      1.07
Machinery & Engineering................      1.17
Merchandising..........................      1.03
Metals-Steel...........................      0.31
Multi-Industry.........................      1.02
Non-Durables...........................      0.19
Non-Ferrous Metals.....................      0.84
Real Estate............................      1.76
Technology.............................      0.79
Telecommunications.....................     10.14
Transportation.........................      1.92
Utilities..............................      5.03
Wholesale & International Trade........      0.17
                                         --------
 Total International Equities..........     95.97
SHORT-TERM INVESTMENTS.................      0.87
                                         --------
 TOTAL INVESTMENTS.....................     96.84
CASH AND OTHER ASSETS, LESS
 LIABILITIES...........................      3.16
                                         --------
NET ASSETS.............................    100.00%
                                         ========
--------------------------------------------------

TOP TEN EQUITY HOLDINGS

As of December 31, 2000

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------

 1. GlaxoSmithKline PLC..............................................     2.18%
 2. Nokia Oyj........................................................     1.82
 3. Roche Holding AG.................................................     1.68
 4. Total Fina S.A., Class B.........................................     1.67
 5. Lloyds TSB Group PLC.............................................     1.64
 6. Novartis AG (Reg.)...............................................     1.64
 7. Groupe Danone....................................................     1.51
 8. BP Amoco PLC.....................................................     1.47
 9. Vodafone Group PLC...............................................     1.46
10. Allianz AG.......................................................     1.46
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BRINSON INTERNATIONAL EQUITY FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                           Shares     Value
                                                           ------- -----------

International Equities - 95.97%
Australia - 3.02%
Amcor Ltd. ...............................................  50,060 $   145,907
Amp Ltd. .................................................  14,700     165,181
Brambles Industries Ltd. .................................   4,860     113,430
Broken Hill Proprietary Co., Ltd. ........................  18,950     199,617
Lend Lease Corp., Ltd. ...................................  12,360     114,978
National Australia Bank Ltd. .............................  10,700     171,304
National Australia Bank Ltd., Convertible Preferred,
 7.875%...................................................   6,100     174,613
News Corp., Ltd. .........................................  34,160     265,758
News Corp., Ltd., Preferred...............................  33,620     239,138
Rio Tinto Ltd. ...........................................  18,750     306,715
Westpac Banking Corp., Ltd. ..............................  51,510     377,667
                                                                   -----------
                                                                     2,274,308
                                                                   -----------
Belgium - 1.31%
Electrabel S.A. ..........................................   1,700     384,347
Fortis B..................................................  18,490     600,663
                                                                   -----------
                                                                       985,010
                                                                   -----------
Canada - 2.57%
Alcan Aluminum Ltd. ......................................   3,760     128,546
BCE, Inc. ................................................  13,000     374,767
Canadian National Railway Co. ............................   7,320     216,140
Canadian Pacific Ltd. ....................................   8,580     244,204
Magna International, Inc., Class A........................   3,240     135,683
Nortel Networks Corp. ....................................  20,200     648,901
Shaw Communications, Inc., Class B........................   7,840     182,690
                                                                   -----------
                                                                     1,930,931
                                                                   -----------
Denmark - 0.65%
Novo Nordisk A/S..........................................   1,100     197,172
Tele Danmark A/S..........................................   7,100     289,362
                                                                   -----------
                                                                       486,534
                                                                   -----------
Finland - 4.09%
Nokia Oyj.................................................  30,664   1,367,541
Sampo Leonia Insurance, Class A...........................   8,252     445,497
Stora Enso Oyj............................................  51,900     613,982
UPM-Kymmene Corp. ........................................  18,837     646,423
                                                                   -----------
                                                                     3,073,443
                                                                   -----------
France - 10.81%
Air France................................................  12,098     283,969
Air Liquide...............................................   4,101     611,831
Alcatel S.A. .............................................  12,235     694,988
Alcatel S.A., ADR.........................................   5,835     326,395
Aventis S.A., Class A.....................................   7,579     665,336
Axa.......................................................   2,447     353,812
Banque Nationale de Paris.................................   8,378     735,478
Cie de Saint Gobain.......................................   2,283     358,608
Groupe Danone.............................................   7,554   1,139,044
Schneider Electric S.A. ..................................   4,081     297,718
Societe Generale..........................................  10,440     648,898
Suez Lyonnaise des Eaux S.A. .............................   1,074     196,129
Thales S.A. ..............................................   6,895     330,482
Total Fina S.A., Class B..................................   8,425   1,252,976
Vivendi...................................................   3,617     238,059
                                                                   -----------
                                                                     8,133,723
                                                                   -----------
Germany - 4.54%
Allianz AG................................................   2,907   1,097,208
Bayer AG..................................................   8,320     436,670
Bayerische Motoren Werke AG...............................   9,040     294,945

                                                            Shares     Value
                                                            ------- -----------

Continental AG.............................................  10,030 $  160,091
DaimlerChrysler AG.........................................   7,850    333,508
E.on AG....................................................  13,930    847,508
SAP AG.....................................................   1,720    200,248
Volkswagen AG..............................................     900     47,785
                                                                    ----------
                                                                     3,417,963
                                                                    ----------
Hong Kong - 1.61%
Cheung Kong Holdings, Ltd. ................................  12,000    153,463
Guoco Group Ltd. ..........................................  96,000    286,158
Henderson Land Development Co., Ltd. ......................  83,000    422,454
Hong Kong Electric Holdings................................  95,000    350,774
                                                                    ----------
                                                                     1,212,849
                                                                    ----------
Ireland - 0.96%
Bank of Ireland............................................  37,145    372,468
Eircom PLC................................................. 135,870    350,812
                                                                    ----------
                                                                       723,280
                                                                    ----------
Italy - 2.30%
Assicurazioni Generali.....................................  12,000    476,584
ENI Spa.................................................... 124,000    791,678
ENI Spa, ADR...............................................   2,248    144,574
Telecom Italia Spa.........................................  29,000    320,746
                                                                    ----------
                                                                     1,733,582
                                                                    ----------
Japan - 19.66%
Acom Co., Ltd. ............................................   1,000     73,818
Bank of Tokyo-Mitsubushi Ltd. .............................  25,000    248,905
Benesse Corp. .............................................   1,900     70,543
Bridgestone Corp. .........................................  10,000     91,068
Canon, Inc. ...............................................  17,000    595,447
Dai Nippon Printing Co., Ltd. .............................  21,000    312,793
Daikin Kogyo Industries Ltd. ..............................   7,000    134,851
Denso Corp. ...............................................   9,000    194,659
Fuji Photo Film Co., Ltd. .................................  14,000    585,990
Fujitsu....................................................  35,000    516,112
Hitachi Ltd. ..............................................  27,000    240,683
Honda Motor Co. ...........................................  17,000    634,151
Hoya Corp. ................................................   3,000    220,666
Ito Yokado Co., Ltd. ......................................  11,000    549,037
Kamigumi Co., Ltd. ........................................  31,000    138,441
Kao Corp. .................................................  13,000    377,933
Kirin Brewery Co., Ltd. ...................................  14,000    125,412
Kuraray Co., Ltd. .........................................  24,000    224,448
Matsushita Electric Industrial Co. ........................  18,000    430,298
Minebea Co., Ltd. .........................................  45,000    416,900
Mitsubishi Corp. ..........................................  16,000    117,968
Mitsubishi Estate Co., Ltd. ...............................  39,000    416,637
Mitsubishi Trust and Banking Corp. ........................  13,000     89,475
Mizuho Holding, Inc. ......................................      78    483,573
NEC Corp. .................................................   7,000    128,109
Nippon Steel Co. .......................................... 142,000    235,009
Nippon Telegraph & Telephone Corp. ........................     128    922,452
Nomura Securities Co., Ltd. ...............................  31,000    557,837
Omron Corp. ...............................................   5,000    103,984
Ono Pharmaceutical Co., Ltd. ..............................   7,000    273,993
Orix Corp. ................................................   7,000    702,452
Rohm Co. ..................................................   2,100    399,037
Sankyo Pharm Co., Ltd. ....................................  15,000    359,895
Secom Co., Ltd. ...........................................   5,000    326,182
Shin-Etsu Chemical Co., Ltd. ..............................   5,000    192,644
Softbank Corp. ............................................   1,200     41,716
Sony Corp. ................................................  11,600    802,452
Sumitomo Bank..............................................  31,000    318,415

--------------------------------------------------------------------------------

 BRINSON INTERNATIONAL EQUITY FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                            Shares     Value
                                                            ------- -----------

Sumitomo Chemical Co. .....................................  53,000 $   263,144
Takeda Chemical Industries.................................   8,000     473,555
Takefuji Corp. ............................................   1,500      94,571
TDK Corp. .................................................   4,000     389,492
Tokio Marine & Fire Insurance Co. .........................  18,000     206,322
Toyota Motor Corp. ........................................   8,000     255,692
West Japan Railway Co. ....................................      20      88,441
Yamanouchi Pharmaceutical Co., Ltd. .......................   5,000     216,287
Yamato Transport Co., Ltd. ................................   8,000     147,110
                                                                    -----------
                                                                     14,788,599
                                                                    -----------
Netherlands - 6.94%
ABN AMRO Holdings NV.......................................  47,298   1,075,560
Aegon NV...................................................  19,435     803,983
Akzo Nobel NV..............................................   8,200     440,380
Elsevier NV................................................  74,340   1,093,030
ING Groep NV...............................................     100       7,988
Philips Electronics NV.....................................  13,708     502,203
TNT Post Group NV..........................................  19,229     465,072
Wolters Kluwer NV..........................................  30,638     835,362
                                                                    -----------
                                                                      5,223,578
                                                                    -----------
New Zealand - 0.48%
Lion Nathan Ltd. ..........................................  70,530     158,856
Telecom Corp. of New Zealand Ltd. .........................  96,710     205,840
                                                                    -----------
                                                                        364,696
                                                                    -----------
Portugal - 1.31%
Brisa-Auto Estradas de Portugal S.A. ......................  31,593     281,794
Electricidade de Portugal S.A. ............................ 203,515     672,600
Portugal Telecom...........................................   3,100      28,349
                                                                    -----------
                                                                        982,743
                                                                    -----------
Singapore - 0.71%
DBS Group Holdings Ltd. ...................................  47,000     531,257
                                                                    -----------
Spain - 3.28%
Altadis S.A. ..............................................  48,183     746,441
Banco Popular Espanol S.A. ................................  16,018     557,956
Banco Santander Central Hispano S.A. ......................  42,710     457,143
Endesa S.A. ...............................................  13,345     227,412
Telefonica S.A. (b)........................................  29,167     481,973
                                                                    -----------
                                                                      2,470,925
                                                                    -----------
Sweden - 2.38%
Electrolux AB, B Shares....................................  31,030     402,859
Investor AB, B Shares......................................  24,810     370,749
Nordea AB..................................................  84,330     639,033
Swedish Match AB...........................................  96,440     376,132
                                                                    -----------
                                                                      1,788,773
                                                                    -----------
Switzerland - 6.26%
Nestle S.A. (Reg.).........................................     370     863,067
New ABB Ltd. ..............................................   3,045     324,606
Novartis AG (Reg.).........................................     696   1,230,509
Roche Holding AG (Gen.)....................................     124   1,263,338
Swisscom AG (Reg.).........................................   1,121     291,578
Zurich Financial Services AG...............................   1,217     733,730
                                                                    -----------
                                                                      4,706,828
                                                                    -----------
United Kingdom - 23.09%
BAE Systems PLC............................................  43,000     245,373
Barclays PLC...............................................  18,000     557,131
BP Amoco PLC............................................... 137,218   1,106,878
British Airways PLC........................................  52,481     306,138

                                                             Shares     Value
                                                             ------- -----------

British Land Company PLC...................................   31,000 $  219,963
British Telecommunications PLC.............................   85,951    734,415
Charter PLC................................................   68,792    178,806
Diageo PLC.................................................   56,766    635,981
Dixons Group PLC...........................................   37,000    123,807
GlaxoSmithKline PLC (b)....................................   58,109  1,640,601
Hanson PLC.................................................   40,000    274,263
House of Fraser PLC........................................   54,415     49,991
HSBC Holdings PLC..........................................   26,116    384,271
International Power PLC....................................   68,863    258,199
Invensys PLC...............................................  167,000    390,414
Kelda Group PLC............................................   71,146    413,423
Lattice Group PLC (b)......................................  180,000    406,017
Lloyds TSB Group PLC.......................................  116,655  1,233,762
Marconi PLC................................................   47,802    513,416
Marks & Spencer PLC........................................   62,565    173,836
Nycomed Amersham PLC.......................................   45,785    381,297
P&O Princess Cruises PLC (b)...............................   51,389    217,246
Powergen PLC...............................................   37,986    358,621
Prudential Corp. PLC.......................................   50,443    811,543
Reckitt Benckiser PLC......................................   33,739    464,684
Rentokil Initial PLC.......................................   34,000    117,324
RMC Group PLC..............................................   18,000    158,374
Royal Bank of Scotland Group PLC...........................   40,832    964,944
Scottish & Newcastle PLC...................................   29,000    203,606
Scottish & Southern Energy PLC.............................   56,729    525,402
Shell Transport & Trading Co. .............................  105,596    865,993
Smurfit (Jefferson) Group PLC..............................   92,500    180,321
Tesco PLC..................................................  145,176    591,500
Trinity Mirror PLC.........................................   43,052    293,421
United News & Media PLC....................................   22,822    289,779
Vodafone Group PLC.........................................  299,745  1,099,255
                                                                     ----------
                                                                     17,369,995
                                                                     ----------
Total International Equities
 (Cost $73,642,557)........................................          72,199,017
                                                                     ----------
Short-Term Investments - 0.87%
Investment Companies - 0.87%
Brinson Supplementary Trust U.S. Cash Management Prime Fund
 (Cost $653,451)...........................................  653,451    653,451
                                                                     ----------

Total Investments
 (Cost $74,296,008) - 96.84% (a)...........................          72,852,468

Cash and other assets,
 less liabilities - 3.16%..................................           2,374,776
                                                                     ----------

Net Assets - 100%..........................................         $75,227,244
                                                                    ===========

               See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------

 BRINSON INTERNATIONAL EQUITY FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 2000

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $74,296,008; and net unrealized depreciation consisted of:

              Gross unrealized appreciation............. $ 5,599,267
              Gross unrealized depreciation.............  (7,042,807)
                                                         -----------
                 Net unrealized depreciation............ $(1,443,540)
                                                         ===========

(b) Non-income producing security.

ADR: American Depositary Receipt

FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson International Equity Fund had the following open forward foreign currency contracts as of December 31, 2000:

                                  Settlement    Local     Current   Unrealized
                                     Date     Currency     Value    Gain/(Loss)
                                  ---------- ----------- ---------- -----------
Forward Foreign Currency Buy
 Contracts:
Australian Dollar...............  06/01/2001   6,850,000 $3,810,530 $  227,021
Canadian Dollar.................  06/01/2001   2,900,000  1,935,669     52,515
European Union..................  06/01/2001  12,200,000 11,519,541  1,135,878
Japanese Yen....................  06/01/2001 130,000,000  1,166,046    (18,356)
New Zealand Dollar..............  06/01/2001   2,500,000  1,108,131    109,081
Singapore Dollar................  06/01/2001     650,000    380,164       (280)

Forward Foreign Currency Sale
 Contracts:
British Pound...................  06/01/2001   6,000,000  8,978,407   (522,547)
European Union..................  06/01/2001   1,300,000  1,222,697    (57,247)
Hong Kong Union.................  06/01/2001   7,000,000    899,000        433
Japanese Yen....................  06/01/2001 839,000,000  7,525,481    255,429
                                                                    ----------
 Total..........................                                    $1,181,927
                                                                    ==========

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

Since July 31, 1995, the first month-end the Fund became fully invested, the Brinson Emerging Markets Equity Fund has generated an annualized return of - 3.31%, versus the -4.60% return of its benchmark, the MSCI Emerging Markets Free Index (MSCI EMF). During 2000, the Fund returned -28.59% compared with - 30.61% for the MSCI EMF.

Active management of the Brinson Emerging Markets Equity Fund takes place in a two-step process. Our long-term policy is driven by the Brinson Normal long-term policy, which utilizes equal country weights within liquidity tiers to minimize country specific risk, while maintaining broad exposure to emerging market economies and their respective companies. Strategy bets are taken against this long-term policy to reflect the balance of bottom-up and top-down risks and opportunities.

As a result of the mid year rebalancing of the Brinson Normal, the regional differences between the market capitalization weighted MSCI EMF and our long-term policy were significantly reduced. Some big country level differences continue to exist. In particular, our long-term policy is strongly underweighted to the MSCI EMF in India, China, and Greece, while being overweighted in Central European and Southeast Asian markets.

The two principal themes influencing the emerging market universe during 2000 were the volatility of the telecommunications, media and technology (TMT) sectors and the increasing nervousness over the growth prospects of the U.S. and Japanese economies. The first theme had a significant impact on performance as the share of TMT in the MSCI EMF reached a peak of 42% at the end of the second quarter. Furthermore, our stock selection favored both telecommunications and selected technology companies throughout the year. In the former case, this reflects the lower penetration and faster growth rates of some emerging market telecommunications companies, in conjunction with the benefits of technological leapfrogging associated with their status as latecomers in the investment cycle. In the case of technology companies, the emerging market universe offers competitively valued world leaders with strong earnings which are engaged in providing the "nuts and bolts" of the New Economy, such as semiconductors, displays and mobile handsets.

The second theme influenced country factors associated with a key number of emerging markets. Taiwan and Korea were hit doubly hard, down 44.9% and 49.6%, respectively, by fears of export slowdown that were compounded by domestic political concerns. Mexican equities were also down 20.5%, although in this case the rising U.S. interest rate cycle and mounting fears of a U.S. recession were partly compensated by the very positive domestic policy developments.

--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                                    Annualized
                                6 Months  1 Year  3 Years  5 Years  6/30/95/1
                                 Ended    Ended    Ended    Ended      / to
                                12/31/00 12/31/00 12/31/00 12/31/00  12/31/00
------------------------------------------------------------------------------
  Brinson Emerging Markets
   Equity Fund/2/                -22.91%  -28.59%  -3.29%   -2.31%    -3.35%
------------------------------------------------------------------------------
  Brinson Emerging Markets
   Equity Fund/3/                -25.20   -30.71   -4.27    -2.90     -3.62
------------------------------------------------------------------------------
  MSCI Emerging Markets (Free)
   Index                         -24.58   -30.61   -4.83    -4.17     -4.15
------------------------------------------------------------------------------

 /1/Performance inception date of the Brinson Emerging Markets Equity Fund. /2/Total return based on NAV - Does not include the payment of a 1.50%
    transaction charge on Fund share purchases and redemptions. /3/Standardized total return - Includes the payment of a 1.50% transaction charge on Fund share purchases and redemptions in each period presented where applicable.

 All total returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows growth in the value of an investment in the Brinson Emerging Markets Equity Fund and the MSCI Emerging Markets (Free) Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Equity Fund
vs. MSCI Emerging Markets (Free) Index


                                    [GRAPH]

                     Brinson Emerging Markets     MSCI Emerging Markets
         Date             Equity Fund/2/              (Free) Index

       06/30/95              $100,000                   $100,000
       07/31/95                99,469                    102,245
       08/31/95                94,941                     99,836
       09/30/95                95,041                     99,362
       10/31/95                92,298                     95,559
       11/30/95                90,060                     93,855
       12/31/95                93,164                     98,017
       01/31/96                99,521                    104,985
       02/29/96                99,709                    103,315
       03/31/96               100,005                    104,120
       04/30/96               104,747                    108,283
       05/31/96               103,691                    107,800
       06/30/96               105,701                    108,473
       07/31/96                98,860                    101,059
       08/31/96               100,824                    103,646
       09/30/96               101,719                    104,544
       10/31/96                98,597                    101,756
       11/30/96               100,788                    103,461
       12/31/96               101,862                    103,929
       01/31/97               111,465                    111,018
       02/28/97               114,896                    115,772
       03/31/97               113,164                    112,731
       04/30/97               113,647                    112,930
       05/31/97               118,493                    116,162
       06/30/97               122,647                    122,379
       07/31/97               124,271                    124,206
       08/31/97               111,402                    108,401
       09/30/97               115,646                    111,404
       10/31/97                99,057                     93,124
       11/30/97                92,813                     89,726
       12/31/97                91,635                     91,889
       01/31/98                88,446                     84,682
       02/28/98                95,912                     93,520
       03/31/98                99,893                     97,579
       04/30/98               100,327                     96,516
       05/31/98                88,532                     83,289
       06/30/98                80,845                     74,553
       07/31/98                84,345                     76,916
       08/31/98                59,302                     54,677
       09/30/98                60,325                     58,145
       10/31/98                66,285                     64,268
       11/30/98                70,021                     69,613
       12/31/98                70,004                     68,604
       01/31/99                68,941                     67,497
       02/28/99                69,912                     68,154
       03/31/99                77,436                     77,136
       04/30/99                87,270                     86,679
       05/31/99                86,025                     86,175
       06/30/99                93,900                     95,955
       07/31/99                91,746                     93,348
       08/31/99                91,000                     94,198
       09/30/99                87,241                     91,010
       10/31/99                90,264                     92,948
       11/30/99                98,662                    101,282
       12/31/99               116,039                    114,163
       01/31/00               117,029                    114,843
       02/29/00               119,917                    116,360
       03/31/00               119,583                    116,928
       04/30/00               107,973                    105,844
       05/31/00               102,813                    101,468
       06/30/00               107,490                    105,042
       07/31/00               102,163                     99,640
       08/31/00               104,378                    100,130
       09/30/00                94,654                     91,387
       10/31/00                87,295                     84,761
       11/30/00                79,706                     77,350
       12/31/00                82,888                     79,218

6/30/95 = $100,000                                         Data through 12/31/00


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS

As of December 31, 2000

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Telefonos de Mexicano S.A., Series L, ADR........................    2.62%
 2. China Telecom Ltd................................................    1.95
 3. Petroleo Brasileiro S.A., Preferred..............................    1.80
 4. Taiwan Semiconductor Manufacturing Co............................    1.51
 5. Check Point Software Technologies................................    1.35
 6. Samsung Electronics..............................................    1.35
 7. Magyar Tavkozlesi Rt.............................................    1.33
 8. United Microelectronics Corp., Ltd...............................    1.31
 9. Petroleo Brasileiro S.A..........................................    1.26
10. Telefonos de Mexicano S.A., Series L.............................    1.23
--------------------------------------------------------------------------------

MARKET ALLOCATION

As of December 31, 2000

                            MSCI-EMF*  Normal                        Strategy
                            Benchmark Benchmark Strategy Over/Under   Range**
                            Exposure  Exposure  Exposure  Weights   (95% Freq.)
                            --------- --------- -------- ---------- -----------
Latin America                 25.80%    24.00%   25.00%      1.0%
 Argentina.................    1.43      3.00     3.00       0.0     0 to +5
 Brazil....................   10.62      9.00    11.50      2.50         +/-7
 Chile.....................    3.15      3.00     1.50     -1.50     0 to + 5
 Colombia..................    0.26      0.00     0.00      0.00     0 to + 2
 Mexico....................    9.57      9.00     9.00      0.00         +/-7
 Peru......................    0.31      0.00     0.00      0.00     0 to + 2
 Venezuela.................    0.45      0.00     0.00      0.00     0 to + 2
Asia                          44.96%    49.00%   47.50%    -1.50%
 China.....................    6.55      4.50     5.00      0.50     0 to + 5
 India.....................    7.48      4.50     5.50      1.00     0 to + 5
 Indonesia.................    0.82      3.00     3.00      0.00     0 to + 5
 Korea.....................    9.27     14.00    14.00      0.00         +/-7
 Malaysia..................    6.45      3.00     1.50     -1.50     0 to + 5
 Pakistan..................    0.32      0.00     0.00      0.00     0 to + 2
 Philippines...............    0.86      3.00     3.00      0.00     0 to + 5
 Sri Lanka.................    0.03      0.00     0.00      0.00      0 to +2
 Taiwan....................   11.72     14.00    14.00      0.00         +/-7
 Thailand..................    1.45      3.00     1.50     -1.50     0 to + 5
Europe/Middle East/ Africa    29.24%    27.00%   26.65%    -0.35%
 Baltics...................    0.00      0.00     0.95      0.95
 Czech Republic............    0.67      1.50     1.00     -0.50      0 to +5
 Egypt.....................    0.00      0.00     0.20      0.20      0 to +2
 Greece....................    5.55      0.00     1.00      1.00      0 to +2
 Hungary...................    0.97      1.50     2.50      1.00      0 to +5
 Israel....................    5.85      4.50     3.50     -1.00      0 to +5
 Jordan....................    0.13      0.00     0.00      0.00      0 to +2
 Poland....................    1.49      3.00     3.00      0.00      0 to +5
 Russia....................    2.01      3.00     3.00      0.00      0 to +5
 South Africa..............    9.72      9.00     7.00     -2.00         +/-7
 Turkey....................    2.85      4.50     4.50      0.00      0 to +5
Cash.......................    0.00      0.00     0.85      0.85
                              -----     -----    -----     -----
Totals.....................   100.0%    100.0%   100.0%      0.0%

* Morgan Stanley Emerging Markets (Free) Index.
** Current Strategy will fall in this range with 95% frequency.
Note: Totals may not add due to rounding.
--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                        Shares       Value
                                                      ----------- ------------

Equities - 87.17%
Argentina - 3.10%
Acindar Industria Argentina
 de Aceros S.A. .....................................     240,200 $    204,497
Acindar Industria Argentina de Aceros S.A., Rights
 (b).................................................     240,200           --
Banco Frances del Rio
 de la Plata S.A. ...................................      58,882      403,988
Banco Frances del Rio de la Plata S.A., ADR..........      34,900      732,900
Banco Galicia y Buenos Aires ........................      91,494      227,269
Cresud S.A.C.I.F.y A. ...............................     600,826      469,395
Grupo Financiero Galicia S.A. (b)....................     606,035      904,439
Grupo Financiero Galicia S.A., ADR (b)...............      26,500      392,531
Impsat Fiber Networks, Inc. (b)......................       9,400       41,125
IRSA Inversiones y Representaciones S.A., Class B....     363,193      607,505
Perez Companc S.A. ..................................     140,509    2,195,453
Telecom Argentina S.A. ..............................     108,700    1,705,231
Telecom Argentina S.A., Class B......................     110,881      337,619
                                                                  ------------
                                                                     8,221,952
                                                                  ------------
Brazil - 12.49%
Banco Bradesco S.A., Preferred ...................... 341,120,260    2,449,069
Banco Bradesco S.A., Rights (b)......................  13,099,018       36,946
Bradespar S.A. (b)................................... 211,432,983      127,944
Bradespar S.A., Rights (b)...........................  80,777,404           --
Brasil Telecom Participacoes S.A. ...................      26,300    1,551,700
Brazil Fund, Inc. ...................................      20,266      333,122
Centrais Electricas Brasileiras S.A. ................  31,350,000      579,573
Centrais Electricas Brasileiras S.A., Preferred B
 (b).................................................  11,200,000      206,827
Cia de Saneamento Basica S.A. .......................  10,895,331      972,199
Cia de Saneamento Basica S.A., Rights (b)............       8,716           66
Cia Energetica de Minas Gerais, Preferred............  52,648,188      761,374
Cia Vale Do Rio Doce, Preferred A (b)................      58,150    1,415,878
Cia Vale Do Rio Doce, Rights (b).....................      23,646           --
Coelce, Preferred A.................................. 357,398,000    1,118,014
Eletricidade Sao Paulo, Preferred ...................  17,762,606      819,904
Embratel Participacoes S.A., ADR ....................     135,300    2,122,519
Embratel Participacoes S.A., Preferred ..............  86,070,000    1,306,498
Petroleo Brasileiro S.A. ............................     135,000    3,357,692
Petroleo Brasileiro S.A., Preferred..................     203,920    4,787,414
Tele Nordeste Celular Participacoes S.A., Preferred
 .................................................... 383,092,500      787,795
Tele Norte Leste Participacoes S.A. .................         857           14
Tele Norte Leste Participacoes S.A., ADR ............     125,785    2,869,470
Tele Norte Leste Participacoes S.A., Preferred ...... 104,677,660    2,254,596
Telecelular Sul Participacoes, ADR ..................      11,620      303,572
Telecelular Sul, Preferred........................... 171,956,000      454,140
Telecentro Sul, Preferred............................ 136,885,300    1,572,426
Telemig Celular Participacoes S.A., Preferred........ 331,536,146    1,004,810
Telesp Celular Participacoes, ADR....................       2,700       72,900
Telesp Celular Participacoes, Preferred..............  61,635,825      649,547

                                                         Shares       Value
                                                       ----------- ------------

Usinas Siderurgicas de Minas Gerais S.A. .............     276,400 $  1,244,509
                                                                   ------------
                                                                     33,160,518
                                                                   ------------
Bulgaria - 0.12%
Farmlington Bulgaria Fund (b).........................     124,500      311,250
                                                                   ------------
Chile - 1.68%
Banco de A. Edwards, ADR..............................      18,454      249,129
Chile Fund, Inc. .....................................     101,700      858,094
Cia Cervecerias Unidas S.A., ADR......................       8,300      178,450
Cia de Telecomunicaciones de Chile S.A., ADR (b)......      97,970    1,291,979
Distribucion y Servicio D&S S.A., ADR.................       6,500      113,344
Embotelladora Andina S.A., Class B, ADR...............      25,200      240,975
Empresa Nacional de Electricidad S.A., ADR............      25,564      278,008
Genesis Chile Fund (b)................................      44,000    1,210,000
Quinenco S.A., ADR....................................       5,900       40,931
                                                                   ------------
                                                                      4,460,910
                                                                   ------------
Czech Republic - 1.21%
Ceska Sporitelna A.S. (b).............................      52,300      325,811
Ceske Energeticke Zavody A.S. (b).....................     274,700      738,101
Komercni Banka A.S. (b)...............................       3,400       82,419
Komercni Banka A.S., GDR (b)..........................      35,200      284,142
Metrostav.............................................      16,500       59,200
SPT Telecom A.S. (b)..................................     101,100    1,362,814
Tabak A.S. ...........................................       1,389      212,301
Unipetrol A.S. (b)....................................      93,500      154,440
                                                                   ------------
                                                                      3,219,228
                                                                   ------------
Greece - 1.02%
Alpha Credit Bank Ord.................................      32,349    1,114,118
Hellenic Telecommunications Organization S.A. ........     106,856    1,600,143
                                                                   ------------
                                                                      2,714,261
                                                                   ------------
Hong Kong - 4.72%
Brilliance China Automotive...........................   3,194,500      870,308
China Petroleum & Chemical Corp. .....................   6,752,000    1,073,409
China Telecom Ltd. (b)................................     949,000    5,183,066
China Unicom Ltd. ....................................     300,000      459,621
Citic Pacific Ltd.....................................     159,000      563,642
Cosco Pacific Ltd. ...................................     692,000      536,750
Huaneng Power International, Inc., Class H............   2,184,000    1,057,014
Huaneng Power International, Inc., Class N, ADR.......      34,200      645,525
Legend Holdings Ltd. .................................     696,000      437,236
PetroChina Company Ltd. ..............................   5,850,000      975,013
Yanzhou Coal Mining Co., Ltd., Class H................   2,664,000      734,317
                                                                   ------------
                                                                     12,535,901
                                                                   ------------
Hungary - 2.81%
First Hungary Fund Ltd. (b)...........................         178      309,551
Magyar Tavkozlesi Rt. ................................     847,898    3,522,648
Matav Rt. ............................................       5,600      114,450
MOL Magyar Olaj-es Gazipari Rt. ......................      84,945    1,435,105
OTP Bank Rt. .........................................      23,969    1,345,572
Richter Gedeon Rt. ...................................      12,612      744,641
                                                                   ------------
                                                                      7,471,967
                                                                   ------------

--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                         Shares       Value
                                                       ----------- ------------

India - 3.64%
Aptech Ltd. ..........................................      11,626 $     93,396
Ashok Leyland Ltd. ...................................      59,094       55,385
Associated Cement Cos., Ltd. .........................      50,500      172,011
Bajaj Auto Ltd. ......................................       5,915       28,606
Bharat Heavy Electricals..............................      67,600      236,774
Bharat Petroleum Corp. Ltd. ..........................      60,800      158,187
Cipla Ltd. ...........................................       5,250      117,411
Corporation Bank......................................      75,300      149,697
Dr. Reddy's Laboratories..............................       4,900      133,595
EIH Ltd. .............................................          12           52
Grasim Industries Ltd. ...............................      25,700      159,056
HCL Technologies Ltd..................................      16,200      186,345
Hero Honda Motors.....................................       4,100       76,761
Hindalco Industries Ltd., GDR.........................       8,600      135,918
Hindustan Lever Ltd. .................................     136,385      602,893
Hindustan Lever Ltd., Demat...........................      30,000      125,321
Hindustan Petroleum Corp. ............................      34,100      102,892
Housing Development Finance Corp. ....................      16,000      185,724
ICICI Ltd. ...........................................      50,300      101,236
India I T Fund (b)....................................      67,858    1,425,018
India IMCI Fund (b)...................................     147,000      404,250
India Public Sector Fund Ltd. (b).....................     147,059      588,236
Infosys Technologies Ltd. ............................       2,500      305,567
IS Himalayan Fund (b).................................      81,018    1,215,270
ITC Ltd. .............................................      18,000      345,733
ITC Ltd., GDR.........................................       7,300      142,350
Larsen & Toubro Ltd...................................      27,730      116,225
Larsen & Toubro Ltd., GDR.............................       4,900       46,060
Mahanagar Telephone Nigam Ltd. .......................      33,100      126,997
Morgan Stanley India Investment Fund, Inc. ...........      63,500      702,469
National Aluminium Co., Ltd. (b)......................          50           55
Nestle India Ltd. ....................................      10,000      117,577
NIIT Ltd. ............................................       5,500      187,375
Punjab Tractors Ltd. .................................       1,050        4,160
Ranbaxy Laboratories Ltd. ............................      13,300      191,522
Reliance Industries Ltd. .............................      91,760      666,380
Satyam Computer Services..............................      33,900      240,415
SSI Ltd. .............................................         300        9,198
Steel Authority of India Ltd. (b).....................         100           14
                                                                   ------------
                                                                      9,656,131
                                                                   ------------
Indonesia - 2.62%
Astra International...................................   3,407,800      704,455
Bank PAN Indonesia....................................   3,463,400       60,856
Gudang Garam..........................................   1,193,000    1,602,997
Indah Kiat Pulp & Paper Corp..........................   8,031,200      684,831
Indah Kiat Pulp & Paper Corp., Warrants (b)...........       8,900           23
Indofood Sukses Makmur Tbk (b)........................  11,046,000      884,822
Indosat (Persero) Tbk.................................     182,500      169,767
PT Bank Dagang Nasional (b)...........................       1,062           --
PT Bank Pan Indonesia Tbk, Warrants (b)...............     364,800        1,018
PT Bimantara Citra....................................   1,355,500      108,580
PT Matahari Putra Prima (b)...........................   1,597,000       82,532
PT Medco Energi International Tbk.....................   2,017,500      208,527
PT Semen Gresik Tbk...................................     240,500      144,176
PT Tempo Scan Pacific Tbk.............................     274,900       87,371
Telekomunikasi........................................  10,478,000    2,220,145
                                                                   ------------
                                                                      6,960,100
                                                                   ------------

                                                         Shares       Value
                                                       ----------- ------------

Israel - 3.43%
Advanced Vision Technology Ltd. (b)...................      26,595 $     71,164
Bank Hapoalim Ltd. ...................................     544,673    1,580,070
Bezeq Israeli Telecommunications Corp., Ltd. .........      84,609      454,066
Check Point Software Technologies (b).................      26,900    3,592,831
ECI Telecommunications, ADR...........................      28,100      392,961
Galileo Technology Ltd. (b)...........................       8,400      113,400
Gilat Satellite Networks Ltd. (b).....................      13,800      351,900
Orbotech Ltd. ........................................      24,172      901,918
Orckit Communications Ltd. (b)........................      13,000       27,625
Partner Communications, ADR (b).......................      61,400      360,725
Teva Pharmaceutical Industries........................      16,780    1,229,135
Tioga Technologies Ltd. (b)...........................      16,500       29,391
                                                                   ------------
                                                                      9,105,186
                                                                   ------------
Korea - 9.09%
Atlantis Korean Smaller Cos. (b)......................     247,441    2,845,571
Atlantis KOSDAQ Fund (b)..............................      83,000      362,710
Housing & Commercial Bank, Korea......................      74,801    1,697,066
Housing & Commercial Bank, Korea, GDR, 144A...........           3           75
Hyundai Motor Co., GDR, 144A (b)......................      58,116      302,203
Hyundai Motor Co., Ltd. (b)...........................      22,218      212,520
Kookmin Bank..........................................      98,892    1,164,815
Korea Asia Fund Ltd., ADR (b).........................         180      198,000
Korea Electric Power Corp. ...........................     124,970    2,331,456
Korea Telecom Corp. ..................................      28,900      895,900
Korea Telecom Corp., ADR..............................       6,600      349,565
LG Chemical Ltd. .....................................      70,695      634,299
Pohang Iron & Steel Co., Ltd. ........................      18,570    1,235,309
Samsung Display Devices Co. ..........................      18,000      668,775
Samsung Electronics...................................      28,738    3,589,410
Samsung Electronics, Preferred........................      22,350    1,219,091
Samsung Securities Co., Ltd...........................      55,989    1,026,834
Sejong Securities Co., Ltd............................       7,260        9,699
SK Corp. .............................................      41,517      456,195
SK Telecom Co., Ltd. (b)..............................       6,510    1,718,640
SK Telecom Co., Ltd., ADR.............................     136,490    3,216,046
                                                                   ------------
                                                                     24,134,179
                                                                   ------------
Malaysia - 1.31%
British American Tabacco Bhd..........................      60,000      552,631
IOI Corporated Bhd....................................     567,000      380,487
Malayan Banking Bhd...................................     139,000      493,816
Public Bank Bhd (Frgn.)...............................     374,000      291,326
Sime Darby Bhd........................................     305,000      382,053
Tanjong MYR NPV.......................................     181,000      340,566
Telekom Malaysia Bhd..................................      86,000      255,737
Tenaga Nasional Bhd...................................     197,000      601,368
Unisem (M) Bhd........................................      90,000      189,474
                                                                   ------------
                                                                      3,487,458
                                                                   ------------
Mexico - 8.49%
ARA S.A. de C.V. (b)..................................   1,041,091    1,235,202
Cemex S.A. CPO NPV....................................     484,969    1,753,934
Cemex S.A. de C.V., Warrants (b)......................      52,000       12,447
Corporacion GEO S.A., Series B (b)....................     153,600      108,704
Fomento Economico Mexicano S.A. de C.V., UBD Units....     522,700    1,561,273
Grupo Aeroportuario de Sureste S.A. (b)...............      71,000    1,180,375

--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                         Shares       Value
                                                       ----------- ------------

Grupo Imsa S.A. de C.V. (b)...........................     411,700 $    265,654
Grupo Imsa S.A. de C.V., ADR..........................       5,300       29,150
Grupo Modelo S.A. de C.V., Series C...................     850,400    2,256,877
Grupo Televisa S.A., Series CPO (b)...................     603,920    1,363,903
Industrias Penoles S.A. ..............................     324,500      219,519
Organizacion Soriana S.A. de C.V. (b).................     279,000      712,853
Telefonos de Mexicano S.A., Series L..................   1,454,744    3,270,279
Telefonos de Mexicano S.A., Series L, ADR.............     154,400    6,967,300
Tubos de Acero de Mexico S.A., ADR....................      28,920      413,556
Walmart de Mexico Ser V NPV (b).......................     600,719    1,194,123
                                                                   ------------
                                                                     22,545,149
                                                                   ------------
Peru - 0.01%
Ferreyros S.A. (b)....................................     213,267       27,816
                                                                   ------------
Philippines - 2.80%
Ayala Land, Inc., Class B.............................   8,726,240      942,434
Benpres Holdings Corp. (b)............................   9,873,000      572,634
Filivest Land, Inc. (b)...............................   5,437,800      147,908
Hi Cement Corp. (b)...................................   8,086,000      113,204
International Container Terminal Services, Inc. (b)...   5,585,000       87,126
Manila Electric Co., Class B..........................     673,030      666,300
Metropolitan Bank & Trust Co. ........................     326,150    1,193,709
Phillippine Long Distance Telephone Co. ..............     110,380    1,909,574
SM Prime Holdings, Inc. ..............................  15,477,800    1,795,425
                                                                   ------------
                                                                      7,428,314
                                                                   ------------
Poland - 3.57%
Bank Pekao S.A. (b)...................................      59,350      897,610
Bank Rozwoju Eksportu S.A. ...........................      21,544      682,944
Elektrim Spolka Akcyjna S.A. (b)......................      66,880      818,906
Europejski Fundusz Leasingowy S.A. (b)................      11,300      153,680
KGHM Polska Miedz S.A. ...............................      66,170      413,112
KGHM Polska Miedz S.A., GDR...........................      43,500      545,255
Orbis Un Sponsored (b)................................       1,092        6,844
Orbis Un Sponsored, ADR (b)...........................      27,000      146,340
Polski Koncern Naftowy S.A............................      30,200      164,428
Polski Koncern Naftowy S.A., GDR......................      40,000      427,824
Polski Koncern Naftowy S.A., W/I, GDR.................     102,950    1,142,745
Prokom Software S.A. .................................       5,797      244,084
Prokom Software S.A., GDR.............................      13,700      287,700
Softbank S.A. ........................................      25,200      396,370
Telekomunikacja Polska S.A. ..........................      43,300      289,191
Telekomunikacja Polska S.A., GDR, 144A................      78,506      524,318
Telekomunikacja Polska S.A., GDR......................     342,429    2,337,078
                                                                   ------------
                                                                      9,478,429
                                                                   ------------
Romania - 0.24%
Romanian Investment Fund (b)..........................       1,950      633,750
                                                                   ------------
Russia - 1.98%
Framlington Russia Investment Fund....................       9,721       26,733
Kirowsky Shinniy (b)..................................      11,000       16,500
Kubanelectrosvyaz (b).................................       9,000       63,000
LUKoil Holding Co., ADR...............................      48,600    1,798,200
Nizhegorodsvyazinform (b).............................     123,333       86,333
Norilsk Nickel........................................      56,700      413,910
RAO Unified Energy Systems............................   5,440,000      446,080
RAO Unified Energy Systems, GDR.......................      34,900      286,180

                                                         Shares       Value
                                                       ----------- ------------

Rostelecom............................................      90,000 $     77,400
Rostelecom, ADR.......................................      27,900      144,731
Sun Interbrew Ltd., GDR (b)...........................      38,100       78,867
Surgutneftegaz, ADR (b)...............................     128,470    1,336,088
Surgutneftegaz, Preferred.............................   3,650,000      339,450
Vimpel-Communications, ADR (b)........................       9,000      133,875
                                                                   ------------
                                                                      5,247,347
                                                                   ------------
South Africa - 7.24%
ABSA Group Ltd. ......................................     164,100      619,981
Anglo American Platinum Corp., Ltd. ..................      37,600    1,748,375
Anglogold Ltd. .......................................      28,117      820,853
Bidvest Group Ltd. ...................................      97,022      585,082
BOE Ltd. .............................................   1,122,465      662,803
De Beers Consolidated Mines...........................     106,033    2,801,400
Dimension Data Holdings PLC (b).......................     187,655    1,274,170
FirstRand Ltd. .......................................   1,303,700    1,446,642
Impala Platinum Holdings Ltd. ........................      17,300      881,683
Investec Bank Ltd. ...................................      23,500      782,299
M-Cell Ltd. ..........................................     320,000    1,069,485
Metro Cash & Carry Ltd. ..............................   1,145,454      155,854
Naspers Ltd. .........................................      74,400      302,219
Nedcor Ltd. ZAR CMN...................................      50,765    1,146,739
Old Mutual PLC........................................     222,500      546,697
Pick 'n Pay Stores Ltd. ..............................     129,100      234,495
Remgro Lt. ...........................................      98,100      671,279
RMB Holdings Ltd. ....................................         162          251
Sanlam Ltd. ..........................................     784,700      990,982
Sappi Ltd. ...........................................      57,403      410,238
Sasol Ltd. ZAR CMN....................................     114,512      740,471
South African Breweries PLC...........................     190,400    1,338,082
                                                                   ------------
                                                                     19,230,080
                                                                   ------------
Taiwan - 7.34%
Advanced Semiconductor Engineering, Inc. (b)..........     584,615      399,380
Advantech Co., Ltd. ..................................      99,600      316,124
Ambit Microsystems Corp. .............................     132,615      563,219
Bank Sinopac (b)......................................   2,029,700      874,289
Cathay Life Insurance Co. ............................     699,224    1,225,893
China Steel Corp. ....................................   1,135,791      683,219
Compal Electronics....................................     630,000      855,057
Hon Hai Precision Industry............................     262,940    1,335,286
Nan Ya Plastics Corp. ................................   1,024,021    1,148,394
Pro Mos Technologies, Inc. (b)........................     462,094      407,870
Siliconware Precision Industries Co. (b)..............     548,940      305,317
Sunplus Technology Co., Ltd. .........................     208,100      827,191
Taiwan Cellular Corp. (b).............................     461,000      696,754
Taiwan Semiconductor Manufacturing Co. (b)............   1,671,497    4,016,807
United Microelectronics Corp., Ltd. ..................   2,390,800    3,476,134
Via Technologies, Inc. (b)............................     119,500      646,590
Winbond Electronics Corp. (b).........................   1,341,890    1,285,833
Wintek Corp. (b)......................................     307,238      442,069
                                                                   ------------
                                                                     19,505,426
                                                                   ------------
Thailand - 1.48%
Advanced Info Service Public Co., Ltd. (Frgn.) (b)....      30,300      293,361
Arisaig MCL Thai Recovery Fund (b)....................      82,508      778,050
Bangkok Bank Public Co., Ltd. (b).....................     218,800      174,011
BEC World Public Co., Ltd. (Frgn.)....................      44,100      223,651

--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                         Shares       Value
                                                       ----------- ------------

Delta Electronics Public Co., Ltd. (Frgn.)...........       10,851 $     48,777
Hana Microelectronics (Frgn.) (b)....................       15,600       32,006
Hana Microelectronics Public Co., Ltd. ..............        6,000       12,310
PTT Exploration & Production Public Co., Ltd. (b)....      161,800      376,713
Ruang Khao Fund (b)..................................    1,549,000      142,831
Ruang Khao High Income Fund (b)......................      789,500       41,859
Siam Cement Public Co., Ltd. (b).....................       17,600      166,344
Siam Commercial Bank Public Co., Ltd. (b)............      461,200      207,317
Siam Commercial Bank Public Co., Ltd., Preferred
 (b).................................................      208,000      103,089
Siam Commercial Bank Public Co., Ltd., Warrants (b)..       38,000        2,409
Siam Panich Leasing Ltd. (b).........................       40,000       16,597
Siam Panich Leasing Ltd., Warrants (b)...............       40,000           --
TelecomAsia Corp. Public Co., Ltd. (Frgn.) (b).......      289,500      118,456
TelecomAsia Corp. Public Co., Ltd. (Frgn.), Rights
 (b).................................................      216,818           --
Thai Euro Fund (b)...................................       26,000      107,900
Thai Farmers Bank Public Co., Ltd. (Frgn.) (b).......      429,700      212,968
Thailand International Fund..........................          193      858,850
                                                                   ------------
                                                                      3,917,499
                                                                   ------------
Turkey - 4.11%
Akcansa Cimento......................................   29,913,200      316,849
Alcatel Teletas Telekomunikasyon (b).................    5,318,200      563,318
Anadolu Efes Biracilik ve Malt Sanayii A.S. (b)......    7,773,153      376,887
Arcelik A.S. ........................................   17,536,800      300,870
Cukurova Elektrik A.S. ..............................      244,000      176,548
Efes Sinai Yatrim Holding A.S. (b)...................    2,210,000       12,199
EGS Gayrimenkul Yatirim, B Shares (b)................       39,120           38
Enka Holding Yatirim A.S. ...........................    4,986,100      535,580
Eregli Demir Ve Celik Fabrikalari T.A.S. (b).........   23,942,500      491,137
Ford Otomotive Sanayi A.S. (b).......................    8,200,000      336,416
Migros Turk T.A.S. ..................................    5,435,200      697,340
Tofas Turk Otomobil Fabrikasi A.S. (b)...............  140,000,000      929,435
Tupras-Turkiye Petrol Rafinerileri A.S. .............   14,663,300      546,893
Turk Sise Ve Cam Fabrikalari A.S. (b)................   43,088,056      321,409
Turkcell Iletisim Hizmet A.S. .......................   16,365,600      512,722
Turkiye Garanti Bankasi A.S. (b).....................  149,569,744      836,769
Turkiye Is Bankasi, Class C..........................  153,398,800    2,517,361
Vestel Elektronik Sanayi ve Ticaret A.S. (b).........  118,303,500      436,821
Yapi Ve Kredi Bankasi A.S. (b).......................  197,832,466    1,018,234
                                                                   ------------
                                                                     10,926,826
                                                                   ------------

                                                         Shares       Value
                                                       ----------- ------------

Regional - 2.67%
Central Asia Regional Growth Fund (b)................       97,150 $    121,438
Firebird Republics Fund (b)..........................       10,288      983,105
First NIS Regional Fund..............................       13,000       52,000
The India Fund, Inc. (b).............................       20,200      244,925
The Korea Asia Fund, Inc. (b)........................      251,780    2,658,797
MIH Ltd. (b).........................................       25,000      325,000
Oryx Fund (b)........................................       62,000      403,000
Peregrine Kazakhstan Fund (b)........................      160,000      180,800
Regent Balkan Fund (b)...............................      115,000      442,750
Regent Central Asia Investments (b)..................      415,000      269,750
Societe Generale Arab Fund (b).......................       16,000      994,720
Societe Generale Ladenburg Thalmann (b)..............       10,169      427,098
                                                                   ------------
                                                                      7,103,383
                                                                   ------------
Total Equities
 (Cost $287,440,128).................................               231,483,060
                                                                   ------------
Short-Term Investments - 13.68%
Investment Companies - 13.68%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund
 (Cost $36,334,691)..................................   36,334,691   36,334,691
                                                                   ------------

Total Investments (Cost $323,774,819) - 100.85% (a)..               267,817,751

Liabilities, less cash
 and other assets - (0.85)%..........................                (2,260,738)
                                                                   ------------

Net Assets - 100%....................................              $265,557,013
                                                                   ============

               See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $323,774,819; and net unrealized depreciation consisted of:

              Gross unrealized appreciation............ $ 22,480,773
              Gross unrealized depreciation............  (78,437,841)
                                                        ------------
                  Net unrealized depreciation.......... $(55,957,068)
                                                        ============

(b) Non-income producing security.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, the value of these securities amounted to $826,596 or 0.31% of net assets.

EQUITY SWAP CONTRACTS
The Brinson Emerging Markets Equity Fund has entered into equity swap contracts as of December 31, 2000. These swaps serve to reduce the Fund's exposure to short-term investments, as a percentage of net assets, from 13.68% to 2.27% and increase the Fund's exposure to various countries. The following reflects the open swap positions as of December 31, 2000, aggregated by country exposure.

                                               % of        Net                    % of
                                   Notional    Net      Unrealized    Market      Net
     Country    Maturity Dates      Amounts   Assets   Gain (Loss)   Exposure    Assets
     -------  ------------------- ----------- ------   ------------ -----------  ------
     Taiwan   04/09/01 - 11/16/01 $16,009,949    6.03% $(4,907,977) $11,101,972   4.18%
     India         11/06/01         2,700,031    1.01        7,520    2,707,551   1.01
     Korea    06/11/01 - 06/14/01  11,600,000    4.37   (5,078,210)   6,521,790   2.47
                                  -----------  ------  -----------  -----------  -----
                                  $30,309,980   11.41% $(9,978,667) $20,331,313   7.66%
                                  ===========  ======  ===========  ===========  =====

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND
--------------------------------------------------------------------------------

The objective of the Brinson U.S. Cash Management Prime Fund is to provide a competitive money-market return with minimal risk of loss of principal. We invest the Fund in the Brinson Supplementary Trust U.S. Cash Management Prime Fund which invests primarily in short-term debt instruments issued by governments and corporate entities (with maturities less than 397 days). The Fund's benchmark for comparative purposes is the 30-day U.S. London Interbank Bid Rate (LIBID).

Since the Fund's inception on February 28, 1998, it has produced an annualized return of 5.89%, compared to a 5.87% return of the Fund's benchmark. For the calendar year 2000, the Fund has returned 6.69% versus 6.56% for its benchmark.

Short-term interest rates rose early in the year and then fell dramatically in the final quarter. For example, the 1-year U.S. T-bill and the 2-year U.S. T-note rose 40 basis points and 70 basis points, respectively, and then declined 100 basis points and 180 basis points, respectively. A strong economy and equity market accompanied by rising inflation caused the U.S. Federal Reserve Board to continue the prior year's trend and raise the funds rate a further 100 basis points to a peak of 6.50% at the May 16 meeting. The Federal Reserve maintained an inflation bias for the remainder of the year.

The performance in 2000 was achieved by a large exposure to corporate securities throughout the year, including commercial paper, loan participations, and master notes. Higher liquidity than average was maintained in the second half of the year due to year-end uncertainties and high volatility.
--------------------------------------------------------------------------------

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000


                                                        Shares       Value
                                                      ----------- ------------

Short-Term Investments - 100.00%
Investment Companies - 100.00%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund
 (Cost $657,328,371)................................. 657,328,371 $657,328,371

Liabilities, less cash and
 other assets - (0.00)%..............................                   (1,300)
                                                                  ------------
Net Assets - 100%....................................             $657,327,071
                                                                  ============

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND
--------------------------------------------------------------------------------

The objective of the Brinson Short-Term Fund is to maximize total U.S. dollar return, consisting of capital appreciation and income, without assuming unnecessary risk. Since the Fund's inception on December 31, 1998, it has produced a return of 6.26%. These results are slightly above its benchmark, U.S. 30-Day LIBOR, which has returned 6.07% over the same period.

Short-term interest rates rose early in the year and then fell dramatically in the final quarter. For example, the 1-year U.S. T-bill and the 2-year U.S. T-note rose 40 basis points and 70 basis points, respectively, and then declined 100 basis points and 180 basis points, respectively. A strong economy and equity market accompanied by rising inflation caused the U.S. Federal Reserve to continue the prior year's trend and raise the funds rate an additional 100 basis points to a peak of 6.50% at the May 16 meeting. The Federal Reserve maintained an inflation bias for the remainder of the year.

The performance in 2000 was achieved by a large exposure to corporate securities throughout the year, including commercial paper, loan participations, and master notes. Higher liquidity than average was maintained in the second half of the year due to year-end uncertainties and high volatility.
--------------------------------------------------------------------------------

 BRINSON SHORT-TERM FUND
--------------------------------------------------------------------------------

Total Return

                           6 Months  1 Year   Annualized
                            Ended    Ended    12/31/98*
                           12/31/00 12/31/00  to 12/31/00
---------------------------------------------------------
 Brinson Short-Term Fund    3.69%    6.99%      6.26%
---------------------------------------------------------
 U.S. LIBOR (30 day)        3.45     6.69       6.07
---------------------------------------------------------

 *Inception date of the Brinson Short-Term Fund.

 All total returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Short-Term Fund and U.S. LIBOR (30 day) if you had invested $100,000 on December 31, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Short-Term Fund
vs. U.S. LIBOR (30 day)
                                    [GRAPH]
                      Brinson                 U.S. LIBOR
    Date           Short-Term Fund             (30 day)
12/31/98             $100,000                 $100,100
01/31/99              100,392                  100,436
02/28/99              100,798                  100,822
03/31/99              100,241                  101,253
04/30/99              101,619                  101,669
05/31/99              102,080                  102,099
06/30/99              102,549                  102,519
07/31/99              103,021                  102,981
08/31/99              103,404                  103,442
09/30/99              103,898                  103,905
10/31/99              104,419                  104,388
11/30/99              104,924                  104,859
12/31/99              105,557                  105,444
01/31/00              106,030                  105,973
02/29/00              106,543                  106,475
03/31/00              107,165                  107,018
04/30/00              107,621                  107,565
05/31/00              108,253                  108,148
06/30/00              108,912                  108,747
07/31/00              109,517                  109,369
08/31/00              110,129                  109,993
09/30/00              110,966                  110,601
10/31/00              111,631                  111,231
11/30/00              112,181                  111,844
12/31/00              112,922                  112,500
12/31/98=$100,000                                          Data through 12/31/00

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
--------------------------------------------------------------------------------

 BRINSON SHORT-TERM FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000

                                                        Face Amount    Value
                                                        ----------- -----------

Short-Term Investments - 99.52%
Commercial Paper - 67.46%
Albertson's, Inc.,
 7.850%, due 02/28/01.................................. $ 2,119,000 $ 2,092,201
Cummins Engine,
 8.400%, due 01/12/01..................................   3,000,000   2,992,300
Dial Corp.,
 8.000%, due 03/02/01..................................   3,000,000   2,960,548
Goodyear Tire & Rubber,
 8.050%, due 01/30/01..................................   1,000,000     993,515
Harrah's Operating Co.,
 7.650%, due 02/09/01..................................   1,183,000   1,173,196
MCN Energy Enterprises,
 8.100%, due 02/20/01..................................   3,434,000   3,395,368
Reliant Energy Resources, Inc.,
 8.150%, due 01/12/01..................................   1,344,000   1,340,653
Supervalu, Inc.,
 7.850%, due 02/16/01..................................   3,000,000   2,969,908
Union Pacific,
 8.130%, due 01/18/01..................................   2,115,000   2,106,880
Utilicorp United,
 8.100%, due 01/19/01..................................   3,000,000   2,987,850
                                                                    -----------
                                                                     23,012,419
                                                                    -----------

                                                      Face Amount     Value
                                                      ------------ -----------

U.S. Corporate Bonds - 32.06%
Arrow Electronics, Inc.,
 7.803%, due 10/05/01................................ $ 5,500,000  $ 5,499,587
Case Credit Corp.,
 6.946%, due 08/01/01................................   5,500,000    5,434,770
                                                                   -----------
                                                                    10,934,357
                                                                   -----------
                                                         Shares
                                                      ------------

Investment Companies - 0.00%
Chase Vista U.S. Government Money Market Fund........         512          512
                                                                   -----------

Total Short-Term Investments
 (Cost $33,967,662) - 99.52% (a).....................               33,947,288

Cash and other assets,       less liabilities -
  0.48%..............................................                  163,065
                                                                   -----------

Net Assets - 100%....................................              $34,110,353
                                                                   ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a)Aggregate cost for federal income tax purposes was $33,967,662; and net unrealized depreciation consisted of:

              Gross unrealized appreciation................ $    --
              Gross unrealized depreciation................  (20,374)
                                                            --------
                  Net unrealized depreciation.............. $(20,374)
                                                            ========

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON U.S. BOND FUND
--------------------------------------------------------------------------------

Since its performance inception on April 30, 2000, the Brinson U.S. Bond Fund has returned 8.83%, compared to the 9.53% return of its benchmark, the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index.

This was a strong year for the U.S. bond market, bouncing back from poor yields in 1999 and outperforming U.S. equities in the process. Early in the year, the U.S. Treasury announced plans to buy back approximately $30 billion in debt and significantly reduce U.S. Treasury issuance. Meanwhile, the Federal Reserve tightened interest rates three times in an effort to reduce inflation risks brought on by the economy's torrid growth rate, which later in the year showed signs of deceleration. The combined effect of these actions caused the yield curve to invert as long rates fell while short rates rose. By the end of the year the long end of the curve had regained its positive slope, and yields of benchmark 10-year and 30-year Treasuries had rallied 133 and 102 basis points, respectively, to finish at 5.11% and 5.45%. 2-year yields finished at 5.09%, down 111 basis points.

Treasuries were the lead performers over the year, at the expense of non-Treasury securities (spread sectors). The inversion of the Treasury yield curve caused the yield for spread sectors to disconnect from Treasuries. This phenomenon produced exceptionally poor relative returns for non-Treasury bonds. Volatile equity markets and earnings warnings triggered additional caution regarding these non-Treasury sectors. By the end of the year all spread sectors but asset-backed securities had underperformed duration-neutral Treasuries. Corporate securities were the worst performers, lagging Treasuries by 417 basis points.

In general, our overweight to spread products hurt returns. A shift in exposure to the higher quality sectors proved a helpful strategy as earnings warnings and signs of economic weakness appeared. Issue selection within the mortgage sector was a strong source of value added. Our shorter than benchmark duration strategy hurt somewhat, but this was partially offset by exposure to Treasury Inflation Protected Securities.
--------------------------------------------------------------------------------

 BRINSON U.S. BOND FUND
--------------------------------------------------------------------------------

Total Return

                                         6 Months
                                          Ended     4/30/00*
                                         12/31/00  to 12/31/00
--------------------------------------------------------------
 Brinson U.S. Bond Fund                   6.84%      8.83%
--------------------------------------------------------------
 Salomon Smith Barney (BIG) Bond Index    7.38       9.53
--------------------------------------------------------------

 *Performance inception date of the Brinson U.S. Bond Fund.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Bond Fund and Salomon Smith Barney (BIG) Bond Index if you had invested $100,000 on April 30, 2000. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Bond Fund
vs. Salomon Smith Barney (BIG) Bond Index
                       [GRAPH]
Date               U.S. Bond Fund               U.S. LIBOR
                                                 (30 day)
 4/30/00              $100,000                    $100,000
 5/31/00                99,620                      99,912
 6/30/00               101,859                     101,999
 7/31/00               102,681                     102,931
 8/31/00               103,719                     104,402
 9/30/00               104,640                     105,110
10/31/00               105,057                     105,778
11/30/00               107,034                     107,493
12/31/00               108,829                     109,526
4/30/98 = $100,000                            Data through 12/31/00

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
--------------------------------------------------------------------------------

 BRINSON U.S. BOND FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION                TOP TEN U.S. BOND HOLDINGS

As a Percent of Net Assets
As of December 31, 2000

-------------------------------------------------
U.S. BONDS
Corporate Bonds
 Airlines..............................     1.22%
 Consumer..............................     0.81
 Construction..........................     1.94
 Electric Components...................     0.42
 Energy................................     0.53
 Financial Services....................     5.39
 Health................................     0.65
 Publishing............................     0.39
 Recreation............................     0.67
 Retail/Apparel........................     0.53
 Services/Miscellaneous................     0.53
 Telecommunications....................     1.06
 Utilities.............................     2.92
                                          ------
 Total U.S. Corporate Bonds............    17.06
Corporate Mortgage-Backed Securities...     8.32
International Dollar Bonds.............     4.14
Asset-Backed...........................     3.61
U.S. Government Mortgage-Backed
 Securities............................    35.87
U.S. Government Obligations............    27.41
                                          ------
 Total U.S. Bonds......................    96.41
SHORT-TERM INVESTMENTS.................    17.59
                                          ------
TOTAL INVESTMENTS......................   114.00
LIABILITIES, LESS CASH
 AND OTHER ASSETS......................   (14.00)
                                          ------
NET ASSETS.............................   100.00%
                                          ======
-------------------------------------------------

As of December 31, 2000

                                                                      Percent of
                                                                      Net Assets

--------------------------------------------------------------------------------
 1. Federal National Mortgage Association,
    7.500%, due 01/01/31.............................................   15.09%
 2. U.S. Treasury Note,
    6.625%, due 05/31/02.............................................   13.60
 3. Government National Mortgage Association,
    6.000%, due 12/20/28.............................................    6.58
 4. U.S. Treasury Note,
    6.625%, due 02/15/27.............................................    5.78
 5. Federal National Mortgage Association,
    7.125%, due 06/15/10 ............................................    3.55
 6. U.S. Treasury Note,
    5.625%, due 05/15/08.............................................    3.14
 7. Federal Home Loan Mortgage Corp.,
    7.000%, due 02/15/03.............................................    2.81
 8. U.S. Treasury Inflation Indexed Note,
    3.875%, due 04/15/29.............................................    2.79
 9. Peco Energy Transition Trust, 99-A3, Class A7,
    6.130%, due 03/01/09.............................................    1.93
10. Peoplefirst.com Auto Receivables Owner Trust,
    6.430%, due 09/15/07 ............................................    1.85
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BRINSON U.S. BOND FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                           Face
                                                          Amount      Value
                                                        ---------- -----------
Bonds - 96.41%
U.S. Corporate Bonds - 17.06%
Bank of America Corp.
 7.800%, due 02/15/10.................................. $  100,000 $   104,079
Bank One Corp.
 7.625%, due 08/01/05..................................     60,000      62,327
Boeing Capital Corp.
 7.100%, due 09/27/05..................................    200,000     208,269
Bombardier Capital, Inc., MTN, 144A
 7.300%, due 12/15/02..................................    165,000     165,727
Boston Scientific Corp.
 6.625%, due 03/15/05..................................    100,000      91,033
Capital One Bank, Bank Note
 8.250%, due 06/15/05..................................    285,000     288,242
Cendant Corp.
 7.750%, due 12/01/03..................................    300,000     292,078
Centaur Funding Corp., Class B, 144A
 9.080%, due 04/21/20..................................        500     518,594
Centex Corp.
 9.750%, due 06/15/05..................................     25,000      25,621
Citigroup, Inc.
 7.250% due 10/01/10...................................    240,000     247,289
Comdisco, Inc.
 9.500%, due 08/15/03..................................    300,000     234,000
Continental Airlines, Inc., E.E.T.C.
 6.320%, due 11/01/08..................................    140,000     136,399
Delta Airlines, Inc., 00-1, E.E.T.C.
 7.570%, due 11/18/10..................................    100,000     105,556
Dominion Resources, Inc., Series B
 7.625%, due 07/15/05..................................    175,000     182,532
Federated Department Stores
 6.300%, due 04/01/09..................................    215,000     195,375
 8.500%, due 06/01/10..................................     35,000      36,560
Florida Power & Light Co.
 6.875%, due 12/01/05..................................    500,000     511,927
FMR Corp., 144A
 7.570%, due 06/15/29..................................    200,000     201,310
Ford Motor Co.
 6.625%, due 10/01/28..................................    300,000     253,933
Fred Meyer, Inc.
 7.450%, due 03/01/08..................................    100,000     102,529
HSBC Capital Funding LP, 144A, Resettable Perpetual
 Preferred
 9.547%................................................    200,000     219,865
KeySpan Corp.
 7.625%, due 11/15/10..................................    145,000     154,068
Lilly Del Mar, 144A
 7.717%, due 08/01/29..................................    100,000     103,511
Lowe's Cos., Inc.
 7.500%, due 12/15/05..................................    300,000     306,028
News America Holdings
 7.750%, due 12/01/45..................................    200,000     172,616
Nisource Finance Corp., 144A
 7.875%, due 11/15/10..................................    225,000     236,369
Noble Affiliates, Inc.
 8.000%, due 04/01/27..................................    150,000     149,917
NSTAR
 8.000%, due 02/15/10..................................    135,000     140,697
Pacific Gas & Electric Co.
 7.050%, due 03/01/24..................................    150,000     112,920
PanAmSat Corp.
 6.375%, due 01/15/08..................................     90,000      81,012

                                                           Face
                                                          Amount      Value
                                                        ---------- -----------
Pharmacia Corp.
 6.600%, due 12/01/28.................................. $  100,000 $    94,952
Qwest Capital Funding, Inc., 144A
 7.900%, due 08/15/10..................................    160,000     164,125
Sempra Energy
 7.950%, due 03/01/10..................................     85,000      82,735
Southern California Edison
 7.200%, due 11/03/03..................................    420,000     360,279
Sprint Capital Corp.
 6.875%, due 11/15/28..................................    230,000     183,988
Time Warner Cos.
 7.570%, due 02/01/24..................................    200,000     200,006
Transamerica Capital III
 7.625%, due 11/15/37..................................    175,000     161,769
United Airlines, Inc., E.E.T.C.
 7.186%, due 04/01/11..................................     40,000      40,825
 7.811%, due 10/01/09..................................    250,000     251,500
Verizon Global Funding Corp., 144A
 7.750%, due 12/01/30..................................    300,000     305,257
                                                                   -----------
                                                                     7,485,819
                                                                   -----------
Corporate Mortgage-Backed Securities - 8.32%
ABN AMRO Mortgage Corp., 99-2, IA2
 6.300%, due 04/25/29..................................    320,000     319,334
Bear Stearns Mortgage Securities, Inc., 96-7A4
 6.500%, due 02/25/28..................................     80,000      79,686
BSCMS, 98-C1, Class A2
 6.440%, due 06/16/08..................................    105,000     105,555
CMC Securities Corp., 97-NAM3,
 Class FXA5
 7.250%, due 10/25/27..................................     43,689      44,220
Countrywide Funding Corp., 93-12,
 Class A5
 6.000%, due 02/25/24..................................     53,230      52,841
DLJ Commercial Mortgage Corp.
 7.300%, due 06/10/09..................................    305,000     321,151
 7.340%, due 09/10/09..................................    105,000     111,307
First Nationwide Trust, 98-3, Class 1PPA
 6.500%, due 09/19/28..................................    131,687     128,069
Ford Credit Auto Owner Trust
 7.150%, due 01/15/05..................................    190,000     195,368
Heller Financial Commercial Mortgage Assets, 99-PHI,
 Class A1
 6.500%, due 05/15/31..................................    255,767     258,687
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
 6.410%, due 08/15/07..................................    140,491     141,774
MMCA Automobile Trust
 7.000%, due 06/15/04..................................     95,000      96,567
Peoplefirst.com Auto Receivables
 Owner Trust
 6.430%, due 09/15/07..................................    800,000     810,250
Prudential Home Mortgage Securities,
 94-3, Class A10
 6.500%, due 02/25/24..................................     59,508      59,124
Residential Asset Securities Corp.
 6.445%, due 03/25/28..................................    115,000     115,340
Residential Asset Securitization Trust,
 97-A7, Class A1
 7.250%, due 12/25/27..................................    130,000     130,793

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON U.S. BOND FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2000

                                                             Face
                                                            Amount     Value
                                                          ---------- ----------
Structured Asset Securities Corp.,
 98-RF1, Class A
 8.657%, due 04/15/27.................................... $  284,476 $  292,811
Structured Asset Securities Corp.,
 98-RF2, 144A
 8.522%, due 07/15/27....................................    359,442    371,771
Thrift Financial Corp., Class A4
 11.250%, due 01/01/16...................................     16,022     16,274
                                                                     ----------
                                                                      3,650,922
                                                                     ----------
International Dollar Bonds - 4.14%
Empresa Nacional de Electricidad S.A.
 8.125%, due 02/01/97....................................    320,000    245,174
lnteramer Development Bank
 6.800%, due 10/15/25....................................    195,000    203,570
Korea Development Bank
 7.125%, due 09/17/01....................................     75,000     75,134
Newcourt Credit Group, Inc.
 6.875%, due 02/16/05....................................    125,000    124,346
Royal Bank of Scotland Group PLC
 7.816%, due 12/31/05....................................    240,000    244,722
State of Qatar, 144A
 9.750%, due 06/15/30....................................    250,000    250,000
Telecomunicaciones de Puerto Rico, Inc.
 6.650%, due 05/15/06....................................    235,000    229,193
Tyco International Group S.A.
 7.000%, due 06/15/28....................................    200,000    189,355
United Mexican States Global
 9.875%, due 02/01/10....................................    240,000    257,520
                                                                     ----------
                                                                      1,819,014
                                                                     ----------
Asset-Backed - 3.61%
Capital One Master Trust
 7.200%, due 08/15/08....................................     90,000     94,270
CISCE, 97-1, Class A4
 6.220%, due 03/25/04....................................    175,000    174,522
Citibank Credit Card Issuance Trust
 6.900%, due 10/17/07....................................    145,000    149,587
Peco Energy Transition Trust, 99-A3,
 Class A7
 6.130%, due 03/01/09....................................    860,000    849,104
Vanderbilt Mortgage Finance
 8.255%, due 05/07/17....................................    185,000    197,225
Vanderbilt Mortgage Finance, 98-B,
 Class 1A2
 6.120%, due 05/07/09....................................    120,680    120,407
                                                                     ----------
                                                                      1,585,115
                                                                     ----------
U.S. Government Mortgage-Backed Securities - 35.87%
Federal Home Loan Mortgage Corp.
 6.000%, due 09/15/07....................................    131,078    128,002
 7.000%, due 02/15/03....................................  1,200,000  1,233,326
 7.000%, due 10/15/13....................................    185,156    188,246
 7.500%, due 05/01/24....................................    101,272    102,736
Federal Home Loan Mortgage Corp., Gold
 6.500%, due 04/01/29....................................    121,611    119,922
 8.000%, due 11/01/22....................................     38,708     39,622
 9.000%, due 07/01/30....................................    119,573    123,523
Federal National Mortgage Association
 6.000%, due 03/01/28....................................    178,597    172,769
 6.500%, due 03/01/19....................................    195,434    194,098
 6.500%, due 08/01/28....................................    138,800    136,829
 6.500%, due 09/01/28....................................    100,938     99,505
 7.125%, due 06/15/10....................................  1,440,000  1,559,320

                                                            Face
                                                           Amount      Value
                                                         ---------- -----------
 7.500%, due 01/12/30................................... $6,535,000 $ 6,622,817
 8.000%, due 08/01/19...................................    158,670     162,557
 8.000%, due 09/01/27...................................    128,527     131,482
 8.000%, due 03/01/30...................................    206,417     211,163
 8.500%, due 06/01/30...................................     76,346      78,472
 9.500%, due 11/01/09...................................    241,126     252,065
Government National Mortgage Association
 6.000%, due 12/20/28...................................  2,985,592   2,887,223
 6.000%, due 02/20/29...................................    108,814     105,229
 6.000%, due 08/20/29...................................    152,719     147,687
 7.000%, due 04/15/26...................................    312,190     313,513
 7.000%, due 06/15/27...................................    189,184     189,986
 7.500%, due 11/15/22...................................     43,022      43,729
 7.500%, due 12/15/22...................................     31,833      32,356
 7.500%, due 08/15/23...................................    115,751     117,652
 7.500%, due 12/15/23...................................     92,355      93,872
 7.500%, due 06/15/25...................................    134,356     136,563
 7.500%, due 07/15/26...................................    118,576     120,524
                                                                    -----------
                                                                     15,744,788
                                                                    -----------
U.S. Government Obligations - 27.41%
U.S. Treasury Inflation Indexed Note
 3.875%, due 04/15/29...................................  1,130,000   1,226,135
U.S. Treasury Note
 5.625%, due 05/15/08...................................  1,340,000   1,376,409
 5.750%, due 08/15/03...................................     40,000      40,594
 6.125%, due 12/31/01...................................    205,000     206,238
 6.625%, due 07/31/01...................................    670,000     673,585
 6.625%, due 05/31/02...................................  5,870,000   5,970,670
 6.625%, due 02/15/27...................................  2,220,000   2,535,040
                                                                    -----------
                                                                     12,028,671
                                                                    -----------
Total Bonds
 (Cost $41,626,819).....................................             42,314,329
                                                                    -----------
                                                           Shares
                                                         ----------
Short-Term Investments - 17.59%
Investment Companies - 17.59%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund
 (Cost $7,721,220)......................................  7,721,220   7,721,220
                                                                    -----------

Total Investments
 (Cost $49,348,039) - 114.00% (a).......................             50,035,549

Liabilities, less cash and
 other assets - (14.00)%................................             (6,145,798)
                                                                    -----------

Net Assets - 100%.......................................            $43,889,751
                                                                    ===========

               See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------

 BRINSON U.S. BOND FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $49,348,039; and net unrealized appreciation consisted of:

              Gross unrealized appreciation............... $ 821,257
              Gross unrealized depreciation...............  (133,747)
                                                           ---------
                 Net unrealized appreciation.............. $ 687,510
                                                           =========

(b)  Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December
       31, 2000, the value of these securities amounted to $2,536,529 or 5.78% of net assets.
E.E.T.C.: Enhanced Equipment Trust Certificate.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

Since its performance inception on April 30, 1995, the Brinson High Yield Fund returned 5.05% annualized, versus a return of 6.15% for its benchmark, the Merrill Lynch High Yield Master Index. The Fund returned -3.90% for the year 2000, compared to its benchmark, which returned -3.79%.

The high yield market, affected by a number of factors, suffered its worst return since 1990, the year of the last U.S. recession. Investors concentrated on the expected increase in the default rates. Many reasons were proposed for the increase in the default rate, among them the "seasoning" of the large number of lower quality issues from 1996 to 1998 as well as concern over a slowdown in the U.S. economy. Furthermore, mutual fund outflows equally contributed to the decline of the market. Mutual funds, which account for about 20% of the volume in the high yield market, experienced significant outflows of nearly $10 billion for the year. Collateralized bond obligation activity, another significant source of demand for high yield bonds, also fell. In addition, there was reduced broker-dealer commitment to the high yield business, leading to a very illiquid and difficult market. As a result, high yield spreads were pessimistically high in 2000. According to Merrill Lynch's high yield model, the market priced in a default rate of about 14%, while the actual rate in November 2000 was a mere 5.8%.

With a flight to quality, the BB sector outperformed the B and CCC rated sectors. The Fund's performance was positively affected by sector allocation and by its overweight in the energy sector, which continues to benefit from high prices; gaming, which has positive industry fundamentals; and
broadcasting, which is less affected by a potential downturn in the economy.
The Fund also benefited from being underweighted in the steel industry, which continues to be hurt by cheaper foreign imports and an oversupply situation;
and retailing, which suffered from slower sales. Conversely, the Fund was hurt by its overweight in telecommunications, with large capital expenditures still unfunded, and the underweight in electric utilities, which performed very well due to their defensive nature.
--------------------------------------------------------------------------------

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

Total Return

                                                                Annualized
                            6 Months  1 Year  3 Years  5 Years   4/30/95*
                             Ended    Ended    Ended    Ended       to
                            12/31/00 12/31/00 12/31/00 12/31/00  12/31/00
--------------------------------------------------------------------------
 Brinson High Yield Fund     -2.85%   -3.90%   -1.79%    4.26%     5.05%
--------------------------------------------------------------------------
 Merrill Lynch High Yield
  Master Index               -2.63    -3.79     0.43     4.89      6.15
--------------------------------------------------------------------------

 *Performance inception date of the Brinson High Yield Fund.

 All total returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund and the Merrill Lynch High Yield Master Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson High Yield Fund
vs. Merrill Lynch High Yield Master Index

                                [GRAPH]

               Brinson High       Merrill Lynch High
                Yield Fund        Yield Master Index

04/30/95         $100,000              $100,000
05/31/95          100,662               103,124
06/30/95          100,553               103,912
07/31/95          101,729               105,100
08/31/95          102,291               105,738
09/30/95          103,491               106,947
10/31/95          104,956               107,705
11/30/95          105,941               108,757
12/31/95          107,361               110,502
01/31/96          108,820               112,247
02/29/96          110,836               112,417
03/31/96          110,503               112,111
04/30/96          111,210               112,161
05/31/96          112,623               112,970
06/30/96          112,963               113,649
07/31/96          113,584               114,421
08/31/96          115,713               115,602
09/30/96          119,121               118,083
10/31/96          119,625               119,377
11/30/96          121,423               121,791
12/31/96          123,175               122,728
01/31/97          124,846               123,672
02/28/97          126,409               125,407
03/31/97          122,735               124,013
04/30/97          124,892               125,425
05/31/97          128,738               127,952
06/30/97          131,130               129,901
07/31/97          134,858               133,018
08/31/97          135,479               132,786
09/30/97          139,078               134,985
10/31/97          137,523               135,881
11/30/97          139,649               137,168
12/31/97          139,645               138,469
01/31/98          140,588               140,531
02/28/98          141,432               141,112
03/31/98          143,331               142,328
04/30/98          143,577               143,004
05/31/98          143,922               143,999
06/30/98          142,574               144,712
07/31/98          143,397               145,537
08/31/98          130,486               139,257
09/30/98          128,769               139,536
10/31/98          126,011               137,244
11/30/98          132,152               143,493
12/31/98          131,736               143,541
01/31/99          134,588               144,961
02/28/99          135,061               143,854
03/31/99          136,427               145,095
04/30/99          138,509               147,364
05/31/99          135,277               146,341
06/30/99          134,307               146,066
07/31/99          134,318               146,281
08/31/99          133,571               144,796
09/30/99          133,437               144,240
10/31/99          133,869               143,396
11/30/99          136,386               145,037
12/31/99          137,659               145,798
01/31/00          136,159               145,075
02/29/00          135,656               145,200
03/31/00          133,170               143,170
04/30/00          134,349               143,220
05/31/00          133,801               141,643
06/30/00          136,170               144,068
07/31/00          137,642               145,107
08/31/00          139,389               146,878
09/30/00          137,955               146,021
10/31/00          133,907               141,736
11/30/00          128,135               137,296
12/31/00          132,239               140,274

4/30/95 = $100,000                      Data through 12/31/00

Funds returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
--------------------------------------------------------------------------------

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 2000


-------------------------------------------------
U.S. BONDS
Corporate Bonds
 Aerospace..............................    0.41%
 Appliances & Household Durables........    0.55
 Autos/Durables.........................    3.25
 Cable Television.......................    3.20
 Chemicals..............................    1.56
 Computer Software......................    1.18
 Computer Systems.......................    0.27
 Construction...........................    2.24
 Consumer...............................    1.78
 Electronics and Electric Components....    0.79
 Energy.................................    6.68
 Financial Services.....................    1.35
 Food & House Products..................    1.84
 Health.................................    3.51
 Housing/Paper..........................    0.76
 Industrial.............................    0.23
 Non-Durables...........................    1.31
 Publishing.............................    3.16
 Radio Broadcasting.....................    1.59
 Recreation.............................   11.31
 Retail.................................    3.95
 Services/Miscellaneous.................    4.30
 Technology.............................    0.78
 Telecommunications - Services..........    7.21
 Telecommunications - Wireless..........    9.54
 Telecommunications - Equipment.........    1.27
 Television Broadcasting................    7.57
 Transportation.........................    0.36
                                          ------
 Total U.S. Corporate Bonds.............   81.95
International Dollar Bonds..............    6.25
                                          ------
 Total U.S. Bonds.......................   88.20
EQUITIES
 Preferred Stock........................    2.42
 U.S. Equities..........................    0.11
 Warrants...............................    0.02
                                          ------
 Total U.S. Equities....................    2.55
SHORT-TERM INVESTMENTS..................    7.46
                                          ------
 TOTAL INVESTMENTS......................   98.21
CASH AND OTHER ASSETS,
 LESS LIABILITIES.......................    1.79
                                          ------
NET ASSETS..............................  100.00%
                                          ======
-------------------------------------------------

TOP TEN U.S. BOND HOLDINGS

As of December 31, 2000

                                                                    Percent of
                                                                    Net Assets
------------------------------------------------------------------------------

 1. Pegasus Communications Corp., Series A, PIK Convertible
  Preferred, 12.750%...............................................    1.45%
 2. Paxson Communications Corp.,
  11.625%, due 10/01/02............................................    1.35
 3. Dobson Sygnet Communications, Inc.,
  12.250%, due 12/15/08............................................    1.26
 4. Voicestream Wireless Corp.,
  10.375%, due 11/15/09............................................    1.18
 5. Triton PCS, Inc.,
  0.000%, due 05/01/08 ............................................    1.17
 6. COLT Telecom Group,
  0.000%, due 12/15/06 ............................................    1.15
 7. Speedway Motorsports, Inc.,
  8.500%, due 08/15/07.............................................    1.14
 8. Echostar DBS Corp.,
  9.375%, due 02/01/09.............................................    1.09
 9. Microcell Telecommunications, Inc., Series B,
  0.000%, due 06/01/06 ............................................    1.07
10. Argosy Gaming Co.,
  10.750%, due 06/01/09............................................    1.00
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BRINSON HIGH YIELD FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000


                                                     Face Amount    Value
                                                     ----------- -----------

Bonds - 88.20%
U.S. Corporate Bonds - 81.95%
Ackerley Group, Inc., Series B
 9.000%, due 01/15/09............................... $   734,000 $   642,250
Adelphia Communications Corp.
 9.375%, due 11/15/09...............................   1,065,000     937,200
 10.875%, due 10/01/10..............................     400,000     386,000
Adelphia Communications Corp., Series B
 8.375%, due 02/01/08...............................   1,125,000     967,500
AES Corp.
 8.750%, due 12/15/02...............................   1,500,000   1,505,625
AirGate PCS, Inc. (c)
 0.000%, due 10/01/09...............................   2,475,000   1,410,750
Alamosa PCS Holdings, Inc., (c)
 0.000%, due 02/15/10...............................   1,350,000     627,750
Allbritton Communications Co.
 9.750%, due 11/30/07...............................   1,500,000   1,462,500
Allbritton Communications Co., Series B
 8.875%, due 02/01/08...............................     500,000     470,000
Allied Waste North America
 7.875%, due 01/01/09...............................     725,000     672,438
American Mobile Satellite Corp.
 12.250%, due 04/01/08..............................   1,454,000     537,980
American Restaurant Group, Inc., Series B
 11.500%, due 02/15/03..............................   1,429,000   1,286,100
Argosy Gaming Co.
 10.750%, due 06/01/09..............................   3,000,000   3,127,500
Atrium Cos., Inc.
 10.500%, due 05/01/09..............................   1,370,000   1,061,750
Aurora Foods, Inc., Series B
 9.875%, due 02/15/07...............................     929,000     661,913
Autotote Corp., 144A
 12.500%, due 08/15/10..............................     675,000     634,500
Aztar Corp.
 8.875%, due 05/15/07...............................   1,800,000   1,737,000
B&G Foods, Inc.
 9.625%, due 08/01/07...............................   2,325,000   1,493,812
Bally Total Fitness Corp., Series D
 9.875%, due 10/15/07...............................   3,002,000   2,784,355
Belden & Blake Corp. (b)
 9.875%, due 06/15/07...............................   2,125,000   1,838,125
Box USA Holdings, Inc., Series B (b)
 12.000%, due 06/01/06..............................   1,725,000   1,656,000
Building Materials Corp., Series B
 7.750%, due 07/15/05...............................   1,750,000     437,500
CBS Radio, Inc.
 11.375%, due 01/15/09..............................   2,158,400   2,293,300
Centennial Cellular
 10.750%, due 12/15/08..............................   2,000,000   1,880,000
Century Communications Corp., (c)
 0.000%, due 01/15/08...............................   5,365,000   2,065,525
Charter Communications Holdings
 10.000%, due 04/01/09..............................   3,050,000   2,958,500
Charter Communications Holdings (c)
 0.000%, due 04/01/11...............................   3,000,000   1,740,000
Chesapeake Energy Corp.
 9.125%, due 04/15/06...............................     500,000     503,750
 9.625%, due 05/01/05...............................   1,000,000   1,028,750
Citadel Broadcasting Co.
 10.250%, due 07/01/07..............................   1,250,000   1,262,500
Classic Cable, Inc.
 10.500%, due 03/01/10..............................   2,140,000     963,000
Coast Hotels and Casinos, Inc.
 9.500%, due 04/01/09............................... $ 3,000,000 $ 2,906,250
Collins & Alkman Corp.
 11.500%, due 04/15/06..............................   2,750,000   2,145,000
Cross Timbers Oil Co.
 8.750%, due 11/01/09...............................   3,000,000   3,045,000
Crown Castle International Corp.
 0.000%, due 05/15/11 (c)...........................   1,909,000   1,283,803
 9.000%, due 05/15/11...............................   1,000,000     967,500
 9.500%, due 08/01/11...............................   1,000,000     982,500
CSC Holdings, Inc.
 7.625%, due 07/15/18...............................   2,050,000   1,868,481
 9.250%, due 11/01/05...............................   1,275,000   1,300,500
Cumulus Media, Inc.
 10.375%, due 07/01/08..............................   1,100,000     882,750
Dayton Superior Corp.
 13.000%, due 06/15/09..............................   1,500,000   1,350,000
Delco Remy International, Inc.
 8.625%, due 12/15/07...............................   2,000,000   1,600,000
Diamond Triumph Auto, Inc.
 9.250%, due 04/01/08...............................   1,000,000     730,000
Dobson Communications Corp.
 10.875%, due 07/01/10..............................     950,000     935,750
Dobson Sygnet Communications, Inc.
 12.250%, due 12/15/08..............................   4,000,000   3,940,000
Echostar DBS Corp.
 9.375%, due 02/01/09...............................   3,535,000   3,428,950
Exodus Communications, Inc.
 11.250%, due 07/01/08..............................   3,000,000   2,670,000
Exodus Communications, Inc., 144A
 11.625%, due 07/15/10..............................   1,000,000     890,000
Fedders North America
 9.375%, due 08/15/07...............................   2,000,000   1,720,000
Finova Capital Corp.
 7.250%, due 11/08/04...............................     535,000     321,284
Fox/Liberty Networks (c)
 0.000%, due 08/15/07...............................   2,600,000   2,288,000
Global Imaging Systems, Inc.
 10.750%, due 02/15/07..............................   1,000,000     710,000
Globix Corp.
 12.500%, due 02/01/10..............................   2,305,000     852,850
Golden Sky DBS, Inc. (c)
 0.000%, due 03/01/07...............................   1,000,000     645,000
Golden Sky Systems, Inc., Series B
 12.375%, due 08/01/06..............................   2,175,000   2,207,625
Gothic Production Corp., Series B
 11.125%, due 05/01/05..............................   2,100,000   2,247,000
Granite Broadcasting Corp.
 10.375%, due 05/15/05..............................   1,021,000     648,335
GST Network Funding, Inc. (c)
 0.000%, due 05/01/08...............................   1,000,000     460,000
Hayes Lemmerz International, Inc.
 8.250%, due 12/15/08...............................   1,000,000     645,000
Hayes Wheels International, Inc.
 11.000%, due 07/15/06..............................     500,000     375,000
HCA - The Healthcare Co.
 8.750%, due 09/01/10...............................   1,000,000   1,055,962
HMH Properties, Series B
 7.875%, due 08/01/08...............................   2,000,000   1,920,000
Hollinger International Publishing Corp.
 8.625%, due 03/15/05...............................   1,000,000     990,000
 9.250%, due 02/01/06...............................     950,000     950,000

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000

                                                          Face
                                                         Amount     Value
                                                       ---------- ----------
Hollywood Park, Inc.
 9.500%, due 08/01/07................................. $1,002,000 $1,012,020
Horseshoe Gaming Holdings
 8.625%, due 05/15/09.................................  2,531,000  2,477,216
Horseshoe Gaming LLC, Series B
 9.375%, due 06/15/07.................................    600,000    601,500
Huntsman Corp., 144A
 9.500%, due 07/01/07.................................    450,000    270,000
 9.500%, due 07/01/07.................................  2,000,000  1,200,000
ICN Pharmaceuticals, Inc.
 9.250%, due 08/15/05.................................  2,000,000  2,030,000
Insight Midwest LP/Insight Capital, Inc., 144A,
 10.500%, due 11/01/10................................  1,470,000  1,525,125
Integrated Electrical Services, Inc., Series B
 9.375%, due 02/01/09.................................  2,810,000  2,500,900
Interep National Radio Sales, Series B
 10.000%, due 07/01/08................................  1,025,000    768,750
Intermedia Communications (c)
 0.000%, due 07/15/07.................................    500,000    300,000
International Game Technology
 7.875%, due 05/15/04.................................  1,000,000  1,000,000
 8.375%, due 05/15/09.................................  2,000,000  1,995,000
Iron Mountain, Inc.
 8.250%, due 07/01/11.................................    250,000    236,250
 8.750%, due 09/30/09.................................  2,300,000  2,259,750
Jackson Products, Inc., Series B
 9.500%, due 04/15/05.................................  2,650,000  2,279,000
Kansas City Southern, 144A
 9.500%, due 10/01/08.................................  1,100,000  1,127,500
Lamar Media Co.
 8.625%, due 09/15/07.................................  2,059,000  2,064,147
Level 3 Communications, Inc.
 0.000%, due 12/01/08 (c).............................  2,050,000  1,107,000
 9.125%, due 05/01/08.................................  1,250,000  1,009,375
 11.250%, due 03/15/10................................  1,125,000    978,750
LeviI Strauss & Co.
 7.000%, due 11/01/06.................................  2,000,000  1,570,000
Liberty Group Operating
 9.375%, due 02/01/08.................................  3,600,000  2,700,000
Lifepoint Hospital Holdings, Inc., Series B
 10.750%, due 05/15/09................................  2,620,000  2,842,700
LIN Holdings Corp. (c)
 0.000%, due 03/01/08.................................  1,355,000    992,538
Loral Space & Communications Ltd.
 9.500%, due 01/15/06.................................    900,000    603,000
Luigino's, Inc.
 10.000%, due 02/01/06................................  1,460,000  1,153,400
Lyondell Chemical Co., Series B
 9.875%, due 05/01/07.................................  3,000,000  2,910,000
Mail Well Corp., Series B
 8.750%, due 12/15/08.................................  2,700,000  1,890,000
Majestic Star Casino LLC, Series B
 10.875%, due 07/01/06................................  1,500,000  1,290,000
McLeod USA, Inc.
 9.250%, due 07/15/07.................................    500,000    457,500
 9.500%, due 11/01/08.................................  2,000,000  1,820,000
Mediacom LLC, Series B
 8.500%, due 04/15/08.................................  1,100,000  1,006,500
Merrill Corp., Series B
 12.000%, due 05/01/09................................  1,500,000    675,000
Metromedia Fiber Network
 10.000%, due 12/15/09................................ $2,950,000 $2,448,500
MGM Grand, Inc.
 9.750%, due 06/01/07.................................  2,600,000  2,717,000
MGM Mirage, Inc.
 8.500%, due 09/15/10.................................    755,000    777,041
Mohegan Tribal Gaming Authority
 8.750%, due 01/01/09.................................  3,000,000  2,996,250
Motors & Gears, Inc.
 10.750%, due 11/15/06................................  2,000,000  1,780,000
MTS, Inc.
 9.375%, due 05/01/05.................................  2,592,000    933,120
Newpark Resources, Inc., Series B
 8.625%, due 12/15/07.................................  2,700,000  2,511,000
Nextel Communications, Inc.
 0.000%, due 09/15/07 (c).............................  3,750,000  2,962,500
 9.375%, due 11/15/09.................................  2,285,000  2,130,762
Nextel International, Inc., 144A
 12.750%, due 08/01/10................................  1,500,000  1,200,000
Nextel Partners, Inc.
 11.000%, due 03/15/10................................  1,500,000  1,436,250
Nextel Partners, Inc., 144A,
 11.000%, due 03/15/10................................    400,000    383,000
NL Industries, Inc.
 11.750%, due 10/15/03................................    516,000    521,160
Nortek, Inc.
 8.875%, due 08/01/08.................................    500,000    442,500
Nortek, Inc., Series B
 9.125%, due 09/01/07.................................  1,385,000  1,249,963
NTL Communications, Inc., Series B (c)
 12.375%, due 10/01/08................................  5,000,000  2,700,000
NTL, Inc., Series A (c)
 12.750%, due 04/15/05................................    875,000    822,500
NTL, Inc., Series B (c)
 11.500%, due 02/01/06................................    150,000    130,500
Nuevo Energy Co., Series B
 9.500%, due 06/01/08.................................  2,000,000  2,020,000
Oxford Automotive, Inc., Series D
 10.125%, due 06/15/07................................  2,250,000  1,530,000
Pacifica Papers, Inc.
 10.000%, due 03/15/09................................  1,350,000  1,343,250
Packaging Corp. of America
 9.625%, due 04/01/09.................................  1,825,000  1,884,312
Pantry, Inc.
 10.250%, due 10/15/07................................  2,000,000  1,880,000
Paxson Communications Corp.
 11.625%, due 10/01/02................................  4,185,000  4,226,850
Pegasus Communications Corp., Series B
 12.500%, due 08/01/07................................  1,000,000  1,005,000
Perry Ellis International, Inc.
 12.250%, due 04/01/06................................  1,325,000  1,079,875
Phillips-Van Heusen, Corp.
 9.500%, due 05/01/08.................................  2,000,000  1,860,000
Pillowtex Corp.
 10.000%, due 11/15/06................................  1,200,000     48,000
Pinnacle Holdings, Inc. (c)
 0.000%, due 03/15/08.................................  2,325,000  1,232,250
Pioneer Natural Resources Co.
 9.625%, due 04/01/10.................................  1,800,000  1,921,608
Plains Resources, Inc., Series D
 10.250%, due 03/15/06................................  1,000,000  1,000,000

--------------------------------------------------------------------------------
58

 BRINSON HIGH YIELD FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000

                                                        Face
                                                       Amount      Value
                                                     ---------- ------------
Plains Resources, Inc., Series B
 10.250%, due 03/15/06.............................. $1,525,000 $  1,525,000
Pliant Corp.
 13.000%, due 06/01/10..............................  1,090,000      604,950
Premier Parks, Inc.
 0.000%, due 04/01/08 (c)...........................  1,100,000      759,000
 9.750%, due 06/15/07...............................    550,000      533,500
PSINet, Inc.
 10.000%, due 02/15/05, Series B....................  1,000,000      260,000
 10.500%, due 12/01/06..............................  1,300,000      338,000
 11.000%, due 08/01/09..............................    530,000      137,800
 11.500%, due 11/01/08..............................  2,300,000      621,000
Quest Diagnostic, Inc.
 10.750%, due 12/15/06..............................    890,000      936,725
Qwest Communications International, Inc. (c)
 0.000%, due 10/15/07...............................  3,000,000    2,747,103
 0.000%, due 02/01/08...............................  1,000,000      872,282
R. H. Donnelly, Inc.
 9.125%, due 06/01/08...............................  1,100,000    1,069,750
Radio Unica Communications Corp. (c)
 0.000%, due 08/01/06...............................  2,200,000    1,386,000
Range Resources Corp.
 8.750%, due 01/15/07...............................  1,590,000    1,498,575
Rayovac Corp., Series B
 10.250%, due 11/01/06..............................  2,050,000    2,070,500
RCN Corp.
 10.000%, due 10/15/07..............................  2,191,000    1,205,050
Repap New Brunswick
 9.000%, due 06/01/04...............................  1,000,000    1,030,000
Riverwood International Corp.
 10.250%, due 04/01/06..............................  1,150,000    1,147,125
 10.875%, due 04/01/08..............................    790,000      711,000
Samsonite Corp.
 10.750%, due 06/15/08..............................  1,900,000    1,263,500
SBA Communications Corp. (c)
 0.000%, due 03/01/08...............................  1,720,000    1,333,000
Sbarro, Inc.
 11.000%, due 09/15/09..............................  1,450,000    1,451,812
Scotts Co., 144A
 8.625%, due 01/15/09...............................  1,000,000      970,000
Sequa Corp.
 9.000%, due 08/01/09...............................  1,310,000    1,300,175
Sinclair Broadcast Group
 10.000%, due 09/30/05..............................  1,300,000    1,261,000
Sleepmaster LLC, Series B
 11.000%, due 05/15/09..............................    250,000      190,000
Snyder Oil Corp.
 8.750%, due 06/15/07...............................  1,193,000    1,237,738
Spectrasite Holdings, Inc., Series B
 10.750%, due 03/15/10..............................  2,337,000    2,167,567
Spectrasite Holdings, Inc. (c)
 0.000%, due 07/15/08...............................    880,000      541,200
 0.000%, due 03/15/10...............................  1,274,000      649,740
Speedway Motorsports, Inc.
 8.500%, due 08/15/07...............................  3,650,000    3,581,562
Station Casinos, Inc.
 9.750%, due 04/15/07...............................  2,100,000    2,126,250
 9.875%, due 07/01/10...............................    500,000      513,125
Stone Container
 11.500%, due 10/01/04..............................  1,280,000    1,324,800
T/SF Communications Corp., Series B
 10.375%, due 11/01/07..............................  2,800,000    2,324,000
TeleCorp PCS, Inc.
 10.625%, due 07/15/10.............................. $  150,000 $    152,250
TeleCorp PCS, Inc. (c)
 0.000%, due 04/15/09...............................  2,740,000    1,873,475
Tenet Healthcare Corp.
 8.625%, due 01/15/07...............................  1,375,000    1,407,656
 9.250%, due 09/01/10...............................    450,000      488,813
Time Warner Telecom, Inc.
 9.750%, due 07/15/08...............................  1,000,000      920,000
TransWestern Publishing Co.
 9.625%, due 11/15/07...............................  2,887,000    2,803,999
Triad Hospitals Holdings, Inc.
 11.000%, due 05/15/09..............................  2,128,000    2,247,700
Tritel PCS, Inc. (c)
 0.000%, due 05/15/09...............................  2,475,000    1,695,375
Triton PCS, Inc. (c)
 0.000%, due 05/01/08...............................  4,650,000    3,673,500
US Unwired, Inc. (c)
 0.000%, due 11/01/09...............................  1,551,000      705,705
USA Waste Services
 6.125%, due 07/15/01...............................    300,000      297,224
Voicestream Wireless Corp.
 10.375%, due 11/15/09..............................  3,446,474    3,692,035
Weirton Steel Corp.
 11.375%, due 07/01/04..............................  2,000,000      820,000
Westpoint Stevens, Inc.
 7.875%, due 06/15/05...............................  2,175,000    1,620,375
Wheeling-Pittsburg Corp.
 9.250%, due 11/15/07...............................  2,000,000       65,000
Williams Communications Group, Inc.
 10.875%, due 10/01/09..............................  1,260,000      938,700
Winsloew Furniture, Inc., Series B,
 12.750%, due 08/15/07..............................    750,000      667,500
Wiser Oil Co.
 9.500%, due 05/15/07...............................  2,000,000    1,600,000
XO Communications, Inc.
 0.000%, due 12/01/09 (c)...........................    715,000      321,750
 10.500%, due 12/01/09..............................  2,474,000    1,979,200
Young Broadcasting, Inc.
 10.125%, due 02/15/05..............................    500,000      492,500
 11.750%, due 11/15/04..............................    500,000      503,750
Ziff Davis Media, Inc., 144A
 12.000%, due 07/15/10..............................  1,000,000      785,000
                                                                ------------
                                                                 257,262,861
                                                                ------------
International Dollar Bonds - 6.25%
Callahan Nordrhein-Westfalen, 144A
 14.000%, due 07/15/10..............................  1,750,000    1,566,250
COLT Telecom Group (c)
 0.000%, due 12/15/06...............................  4,000,000    3,620,000
Energis PLC
 9.750%, due 06/15/09...............................  1,750,000    1,592,500
Global Crossing Holding Ltd.
 9.500%, due 11/15/09...............................  2,925,000    2,764,125
Microcell Telecommunications, Inc., Series B (c)
 0.000%, due 06/01/06...............................  3,510,000    3,352,050
Norampac, Inc.
 9.500%, due 02/01/08...............................  2,500,000    2,500,000
Rogers Communications, Inc.
 9.125%, due 01/15/06...............................  2,000,000    2,022,500

--------------------------------------------------------------------------------

 BRINSON HIGH YIELD FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000

                                                     Face Amount    Value
                                                     ----------- -----------
TeleWest Communications PLC (c)
 0.000%, due 10/01/07............................... $   950,000 $   845,500
United Pan-Europe Communications NV, Series B
 0.000%, due 02/01/10 (c)...........................   1,300,000     370,500
 11.250%, due 02/01/10..............................     725,000     467,625
 11.500%, due 02/01/10..............................     800,000     522,000
                                                                 -----------
                                                                  19,623,050
                                                                 -----------
Total Bonds
 (Cost $310,705,404)................................             276,885,911
                                                                 -----------
                                                       Shares
                                                     -----------

Equities - 2.55%
U.S. Equities - 0.11%
Aurora Foods, Inc., 144A (b)........................      16,453      40,104
Pegasus Communications Corp. (b)....................      11,616     299,112
                                                                 -----------
                                                                     339,216
                                                                 -----------
Convertible Preferred - 2.42%
CSC Holdings, Inc., Series M, PIK, 11.125% (b)......           1          90
Paxson Communications Corp., PIK, 12.500% (b).......       1,799   1,727,177
Pegasus Communications Corp.,
 Series A, PIK, 12.750% (b).........................       4,584   4,561,225
Rural Cellular Corp., PIK, 12.250% (b)..............       1,643   1,314,062
                                                                 -----------
                                                                   7,602,554
                                                                 -----------

                                                     Shares       Value
                                                   ----------- ------------
Warrants - 0.02%
Dayton Superior Corp., 144A, expires 06/15/09
 (b)..............................................       1,500 $     30,000
HF Holdings, Inc., expires 07/15/02 (b)...........       8,680        8,680
Merrill Corp., 144A, expires 05/01/09 (b).........       1,500           15
Motient Corp., 144A, expires 04/01/08 (b).........       1,454       20,356
Pliant Corp., 144A, expires 06/01/10 (b)..........       1,090       10,900
Winsloew Furniture, Inc., 144A, expires 08/15/07
 (b)..............................................         750        7,500
                                                               ------------
                                                                     77,451
                                                               ------------
Total Equities
 (Cost $10,188,948)...............................                8,019,221
                                                               ------------
Short-Term Investments - 7.46%
Investment Companies - 7.46%
Brinson Supplementary Trust U.S.
 Cash Management Prime Fund
 (Cost $23,405,989)...............................  23,405,989   23,405,989
                                                               ------------

Total Investments
 (Cost $344,300,341) -  98.21% (a)................              308,311,121

Cash and other assets, less liabilities - 1.79%...                5,610,086
                                                               ------------

Net Assets - 100%.................................             $313,921,207
                                                               ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $344,300,341; and net unrealized depreciation consisted of:

              Gross unrealized appreciation............ $  4,571,369
              Gross unrealized depreciation............  (40,560,589)
                                                        ------------
              Net unrealized depreciation.............. $(35,989,220)
                                                        ============

(b) Non-income producing security.

(c) Step bonds--coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2000. Maturity date disclosed is the ultimate maturity date.

PIK: Payment in kind, interest payment in cash or additional securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, the value of these securities amounted to $10,660,250 or 3.40% of net assets.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

Since July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Debt Fund has earned an annualized return of 20.34%, compared to the 15.81% return of its benchmark, the JP Morgan Emerging Markets Bond Index Global (EMBI). For the year 2000, the Fund returned 16.99% versus 14.40% for its benchmark. During the past year, emerging market debt outperformed equivalent duration U.S. Treasury bonds, which returned 12.30%.

After stabilizing in the aftermath of the Russian default and the Brazilian devaluation in 1999, many countries experienced the best overall economic fundamentals in a decade last year. The peaceful transfer of power from President Yeltsin to Vladimir Putin brought political stability for Russia and provided a good start of the year for the emerging debt markets as a whole. Developments in Mexico and Brazil provided additional good news for the market. Mexico was upgraded to investment grade status by Moody's and peacefully completed the transfer from a single to a competitive multi-party political system. Brazil implemented a wide-reaching fiscal responsibility law and achieved high growth with low inflation.

During the first half of the year, emerging market debt showed a high correlation to the Nasdaq Composite. After strong performance in the first quarter, spreads widened substantially when technology stocks sold off at the beginning of the second quarter and tightened again when the Nasdaq stabilized in June. A slowdown in economic growth in the U.S. and deteriorating financing conditions led to a general spread widening in credit products after the summer. In addition, refinancing concerns in Argentina and a banking crisis in Turkey brought about a sharp increase in spread volatility. Spreads partially recovered after large bailout packages from the IMF dispelled default concerns in Argentina and Turkey.

High oil and gas prices helped many natural resource exporting countries. Russia was able to substantially increase its international reserves and strongly improve its fiscal and external accounts. Political stability, strong economic fundamentals and a successful restructuring of defaulted Soviet area debt made Russia the best performing country in the Emerging Market Debt Index with a return of 54.85%. Due to a speedy restructuring of its defaulted debt, the adoption of the U.S. dollar as the national currency and a multilateral support package, Ecuador was the second best performing country in the Emerging Market Bond Index with a return of 53.91%. The Philippines down 2.86%, Turkey up 1.06% and Peru up 0.21% significantly underperformed the index in 2000.

Instrument selection was positive in Argentina and Brazil but negative in Russia and Ecuador. We did not own defaulted Soviet area and Ecuadorian bonds, which were restructured more quickly than we anticipated. Country underweights in Korea, Peru, Poland and Turkey helped performance.

At year-end, the Fund had overweights in Brazil, Russia and Bulgaria and underweights in lower-yielding, higher-quality credits such as Korea, Malaysia and Poland.
--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

Total Return

                                                                     Annualized
                                 6 Months  1 Year  3 Years  5 Years  6/30/95/1/
                                  Ended    Ended    Ended    Ended       to
                                 12/31/00 12/31/00 12/31/00 12/31/00  12/31/00
-------------------------------------------------------------------------------
 Brinson Emerging Markets Debt
  Fund/2/                          6.71%   16.99%   10.12%   18.32%    19.77%
-------------------------------------------------------------------------------
 Brinson Emerging Markets Debt
  Fund/3/                          6.18    16.12     9.95    18.23     19.77
-------------------------------------------------------------------------------
 JP Morgan EMBI Global             6.97    14.40     7.91    13.73     15.56
-------------------------------------------------------------------------------
 JP Morgan EMBI+                   7.00    15.66     7.66    14.46     16.30
-------------------------------------------------------------------------------

 /1/  Inception date of the Brinson Emerging Markets Debt Fund.
 /2/ Total return based on NAV - Does not include the payment of a transaction charge on Fund share purchases.
 /3/ Standardized total return - Includes the payment of a transaction charge on Fund share purchases in each period presented where applicable. Prior to March 1, 1999, the transaction charge was 0.50% and for the period of March 1, 1999 to April 14, 2000, the transaction charge was 0.75%. Effective April 15, 2000, the transaction charge on Fund shares purchased was changed from 0.75% to 0.50%.

 All total returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Debt Fund, the JP Morgan EMBI+ and the JP Morgan EMBI Global if you had invested $100,000 on June 30, 1995. We are now comparing the Fund's performance to the JP Morgan EMBI Global rather than the JP Morgan EMBI+ as this better represents the Fund's investment universe. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Debt Fund
vs. JP Morgan EMBI Global and JP Morgan EMBI+

                                  [GRAPH]

            Brinson Emerging
             Markets Debt           JP Morgan       JP Morgan
               Fund/2/             EMBI Global        EMBI+

06/30/95      $100,000              $100,000        $100,000
07/31/95        98,952               100,074         100,034
08/31/95       101,671               102,435         102,823
09/30/95       105,713               105,964         106,438
10/31/95       104,843               104,876         105,411
11/30/95       108,802               108,546         108,976
12/31/95       116,401               116,772         116,457
01/31/96       127,448               125,646         126,385
02/29/96       118,868               118,715         119,132
03/31/96       121,904               121,419         121,802
04/30/96       129,544               128,043         127,826
05/31/96       132,236               130,259         129,811
06/30/96       136,384               134,838         133,412
07/31/96       139,238               137,656         134,849
08/31/96       145,236               142,712         139,123
09/30/96       156,324               151,916         147,264
10/31/96       158,248               153,109         148,465
11/30/96       167,000               160,744         155,792
12/31/96       168,816               162,676         157,483
01/31/97       175,557               167,181         162,265
02/28/97       178,950               170,082         164,913
03/31/97       172,262               163,948         159,418
04/30/97       177,672               168,802         164,101
05/31/97       185,086               175,352         169,664
06/30/97       190,948               179,389         173,379
07/31/97       199,060               186,831         180,545
08/31/97       199,245               186,075         179,668
09/30/97       205,585               191,761         184,655
10/31/97       185,908               169,672         165,088
11/30/97       195,410               177,728         172,088
12/31/97       202,278               183,853         176,297
01/31/98       203,272               183,481         177,145
02/28/98       210,539               188,733         181,826
03/31/98       215,693               193,431         185,955
04/30/98       215,905               193,899         186,385
05/31/98       210,889               187,281         180,758
06/30/98       203,957               181,875         176,177
07/31/98       204,961               183,120         177,205
08/31/98       145,381               130,500         128,756
09/30/98       152,861               143,261         139,881
10/31/98       162,186               152,530         148,817
11/30/98       177,930               161,507         159,020
12/31/98       175,294               157,470         155,945
01/31/99       171,369               151,622         152,391
02/28/99       173,768               153,799         153,898
03/31/99       186,905               165,434         164,095
04/30/99       201,488               176,740         174,187
05/31/99       192,357               166,663         165,191
06/30/99       199,210               174,117         171,538
07/31/99       197,853               170,506         168,679
08/31/99       197,766               170,263         168,789
09/31/99       205,287               176,203         174,096
10/31/99       214,825               183,002         180,263
11/30/99       218,596               188,183         185,089
12/31/99       230,957               198,370         193,649
01/31/00       230,037               194,443         190,668
02/29/00       242,525               206,967         200,915
03/31/00       249,226               213,486         206,376
04/30/00       244,716               209,410         202,571
05/31/00       238,579               204,079         197,887
06/30/00       253,213               214,436         207,107
07/31/00       260,905               220,915         213,021
08/31/00       268,790               228,689         219,814
09/30/00       264,205               225,586         217,445
10/31/00       259,039               220,522         213,032
11/30/00       257,821               219,379         212,174
12/31/00       269,782               229,442         221,541
6/30/95 = $100,000                                         Data through 12/31/00

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------
 MARKET ALLOCATION

As of December 31, 2000

                                                            Market    Strategy
                                         Index   Strategy Over/Under    Range
                                        Weights*  Weight    Weight   (95% Freq.)
                                        -------- -------- ---------- -----------
Algeria................................    0.5%     0.0%     -0.5%      0-10%
Argentina..............................   20.1     20.0      -0.1       5-30
Brazil.................................   19.9     23.6       3.7       5-30
Bulgaria...............................    1.9      7.4       5.4       0-10
Chile..................................    0.3      0.0      -0.3       0-10
China..................................    1.1      0.0      -1.1       0-10
Colombia...............................    1.3      2.6       1.4       0-10
Cote d'Ivoire..........................    0.1      0.0      -0.1       0-10
Croatia................................    0.4      0.0      -0.4       0-10
Ecuador................................    1.0      0.9      -0.1       0-10
Hungary................................    0.4      0.0      -0.4       0-10
Korea..................................    6.0      0.0      -6.0       0-10
Lebanon................................    0.3      0.0      -0.3       0-10
Malaysia...............................    2.8      0.0      -2.8       0-10
Mexico.................................   15.2     16.4       1.2       5-25
Morocco................................    0.9      1.0       0.1       0-10
Nigeria................................    1.5      0.0      -1.5       0-10
Panama.................................    1.9      1.7      -0.1       0-10
Peru...................................    1.2      0.1      -1.1       0-10
Philippines............................    2.2      1.1      -1.1       0-10
Poland.................................    2.2      0.0      -2.2       0-10
Qatar..................................    0.0      3.1       3.1       0-10
Russia.................................    9.8     12.8       3.0       0-20
South Africa...........................    0.9      0.0      -0.9       0-10
Thailand...............................    0.3      0.0      -0.3       0-10
Turkey.................................    2.9      0.0      -2.9       0-10
Ukraine................................    0.4      0.0      -0.4       0-10
Venezuela..............................    4.6      3.2      -1.5       0-15
Local Currency.........................    0.0      0.0       0.0       0-15
Cash...................................    0.0      6.1       6.1       0-30
                                         -----    -----      ----
                                         100.0%   100.0%      0.0%

* J.P. Morgan Emerging Market Bond Index Global as of 12/31/00.
Note: Totals may not add due to rounding.
--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS DEBT FUND                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000


                                                      Face
                                                     Amount        Value
                                                 -------------- ------------

Bonds - 91.68%
International Bonds - 2.51%
Argentina - 1.83%
Argentina - FRN
 2.774%, due 04/01/07........................... ARS  4,627,267 $  3,216,947
                                                                ------------
Colombia - 0.68%
Banco de Comercio Exterior de Colombia
 3.850%, due 07/09/01........................... JPY140,000,000    1,198,692
                                                                ------------
Total International Bonds                                          4,415,639
                                                                ------------
International Dollar Bonds - 88.21%
Argentina - 17.78%
Argentina - FRN
 6.616%, due 04/01/07........................... $      418,648      319,235
 7.625%, due 03/31/05...........................     10,144,080    9,220,969
 11.912%, due 04/10/05..........................      9,925,000    9,031,750
Republic of Argentina
 0.000%, due 10/15/04...........................      1,000,000      652,500
 10.250%, due 07/21/30..........................      1,080,000      893,700
 11.375%, due 03/15/10..........................      2,210,000    2,002,260
 11.750%, due 04/07/09..........................      5,405,000    5,026,650
 11.750%, due 06/15/15..........................      4,625,000    4,185,625
                                                                ------------
                                                                  31,332,689
                                                                ------------
Brazil - 22.78%
Banco Nacional de Desenvolvimento Economico e
 Social FRN
 11.714%, due 06/16/08..........................      2,025,000    1,890,844
Brazil - C PIK Bond
 8.000%, due 04/15/14...........................      8,669,126    6,702,318
Brazil - DCB L FRN
 7.688%, due 04/15/12...........................      1,120,000      826,000
Brazil - DCB L FRN
 7.688%, due 04/15/12...........................        590,000      435,125
Brazil - FLIRB L FRN BR
 4.500%, due 04/15/09...........................        280,000      227,500
Brazil - MYDFA Trust Certificates
 7.625%, due 09/15/07...........................      7,412,084    6,429,983
Federal Republic of Brazil
 11.000%, due 08/17/40..........................     24,473,000   19,921,022
 12.250%, due 03/06/30..........................      4,000,000    3,700,000
                                                                ------------
                                                                  40,132,792
                                                                ------------
Bulgaria - 7.14%
Bulgaria - FLIRB Series A FRN BR
 3.000%, due 07/28/12                                 8,817,000    6,524,580
Bulgaria - IAB FRN
 7.750%, due 07/28/11                                 5,094,000    3,820,500
Bulgaria - Discount Series A FRN
 7.750%, due 07/28/24...........................      2,938,000    2,232,880
                                                                ------------
                                                                  12,577,960
                                                                ------------
Colombia - 1.86%
Republic of Colombia
 8.625%, due 04/01/08...........................        366,000      296,460
 8.700%, due 02/15/16...........................        500,000      325,000
 11.750%, due 02/25/20..........................      3,109,000    2,658,195
                                                                ------------
                                                                   3,279,655
                                                                ------------
Ecuador - 0.88%
Republic of Ecuador
 4.000%, due 08/15/30...........................      4,110,000    1,551,525
                                                                ------------
Mexico - 16.18%
Conproca S.A., 144A
 12.000%, due 06/16/10.......................... $   11,575,000 $ 12,038,000
Innova S. de R.L.
 12.875%, due 04/01/07..........................      1,300,000    1,144,000
Mexico - Par Series W-A
 6.250%, due 12/31/19...........................      3,986,000    3,617,295
Mexico - Par Series W-B
 6.250%, due 12/31/19...........................      6,620,000    6,007,650
Monterrey Power S.A., 144A
 9.625%, due 11/15/09...........................        802,162      778,097
TFM S.A. (b)
 0.000%, due 06/15/09...........................      1,800,000    1,332,000
United Mexican States
 11.375%, due 09/15/16..........................      2,990,000    3,497,552
 11.500%, due 05/15/26..........................         75,000       91,125
                                                                ------------
                                                                  28,505,719
                                                                ------------
Panama - 1.67%
Republic of Panama
 8.875%, due 09/30/27...........................      3,470,000    2,949,500
                                                                ------------
Peru - 0.10%
Republic of Peru FLIRB
 3.750%, due 03/07/17...........................        300,000      175,500
                                                                ------------
Philippines - 1.05%
Republic of Philippines
 10.625%, due 03/16/25..........................      2,250,000    1,845,000
                                                                ------------
Qatar - 3.04%
State of Qatar
 9.750%, due 06/15/30...........................      5,362,000    5,362,000
                                                                ------------
Russia - 12.65%
Russian Federation,
 2.500%, due 03/31/30...........................     42,949,000   16,052,189
 8.250%, due 03/31/10...........................        300,000      187,125
 12.750%, due 06/24/28..........................      7,300,000    6,040,750
                                                                ------------
                                                                  22,280,064
                                                                ------------
Venezuela - 3.08%
Republic of Venezuela
 0.000%, due 04/15/20...........................          5,355           --
 9.250%, due 09/15/27...........................      4,060,000    2,618,700
Venezuela - DCB Series DL, FRN 7.375%, due
 12/18/07.......................................        499,996      402,496
Venezuela - FLIRB Series A, FRN 7.625%, due
 03/31/07.......................................      2,630,920    2,144,200
Venezuela - FLIRB Series B, FRN 7.625%, due
 03/31/07.......................................        309,520      252,259
                                                                ------------
                                                                   5,417,655
                                                                ------------
Total International Dollar Bonds................                 155,410,059
                                                                ------------
International Dollar Loans - 0.96%
Morocco - 0.96%
Morocco - Loan Tranche A FRN
 7.563%, due 01/01/09...........................      1,965,288    1,699,974
                                                                ------------
Total Bonds
 (Cost $157,536,671)............................                 161,525,672
                                                                ------------

--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS DEBT FUND                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 December 31, 2000

                                                         Shares     Value
                                                       ---------- ----------
Short-Term Investments - 5.92%
Investment Companies - 5.36%
Brinson Supplementary Trust U.S.
 Cash Management Prime Fund...........................  9,436,867 $9,436,867
                                                                  ----------
                                                          Face
                                                         Amount
                                                       ----------
U.S. Government Obligations - 0.56%
U.S. Treasury Bill, due 02/08/01...................... $1,000,000    994,162
                                                                  ----------
Total Short-Term Investments
 (Cost $10,430,475)...................................            10,431,029
                                                                  ----------

                                                                 Value
                                                              ------------
Total Investments
 (Cost $167,967,146) - 97.60%......................           $171,956,701

                                                    Contracts
                                                    ---------
Put Options Written - (0.00)%
Republic of Turkey - 11.75%, due 6/15/10 January
 2001 @ 84.25 (Premiums received $45,100)..........   2,255           (230)
                                                              ------------
Cash and other assets,
 less liabilities - 2.40%..........................              4,224,712
                                                              ------------
Net Assets - 100%..................................           $176,181,183
                                                              ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $167,967,146; and net unrealized appreciation consisted of:

        Gross unrealized appreciation.............................. $ 5,681,928
        Gross unrealized depreciation..............................  (1,692,373)
                                                                    -----------
            Net unrealized appreciation............................ $ 3,989,555
                                                                    ===========

(b) Non-income producing security.

 BR:    Bearer
 DCB:   Debt Conversion Bond
        Floating Rate Note--The rate disclosed is that in effect at December
 FRN:   31, 2000
 FLIRB: Front Loaded Interest Reduction Bond
 MYDFA: Multi Year Deposit Facility Agreement
 PIK:   Payments In Kind, interest payment in cash or additional securities.
 144A:  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December
        31, 2000, the value of these securities amounted to $12,816,097 or
        7.27% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
The Brinson Emerging Markets Debt Fund had the following open forward foreign currency contracts as of December 31, 2000:

                                 Settlement    Local     Current   Unrealized
                                    Date     Currency     Value    Gain/(Loss)
                                 ---------- ----------- ---------- -----------
Forward Foreign Currency Buy
 Contracts:
 Japanese Yen................... 03/01/2001 394,000,000 $3,484,772  $(264,669)
Forward Foreign Currency Sale
 Contracts:
 Japanese Yen................... 03/01/2001 520,000,000  4,599,192    364,297
                                                                    ---------
                                                                    $  99,628
                                                                    =========

FUTURES CONTRACTS
The Brinson Emerging Markets Debt Fund had the following open futures contracts as of December 31, 2000:

                                   Expiration   Cost/     Current   Unrealized
                                      Date     Proceeds    Value    Gain/(Loss)
                                   ---------- ---------- ---------- -----------
U.S. Interest Rate Futures Buy
 Contracts:
 30 Year U.S. Treasury Bonds, 45
 contracts........................ March 2001 $4,551,292 $4,708,125  $156,833
U.S. Interest Rate Futures Sale
 Contracts:
 10 Year U.S. Treasury Notes, 25
  contracts....................... March 2001  2,548,653  2,621,484   (72,831)
                                                                     --------
                                                                     $ 84,002
                                                                     ========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2000 was $994,162.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000


                                Global                    U.S. Large                    U.S. Small
                              Securities  U.S. Equity   Capitalization  U.S. Value    Capitalization
                                 Fund         Fund       Equity Fund    Equity Fund    Equity Fund
----------------------------------------------------------------------------------------------------
  ASSETS:
   Investments, at cost:
   Unaffiliated issuers...   $507,303,998  $61,513,126   $12,763,488    $103,442,741   $368,529,997
   Affiliated issuers.....    103,961,615      880,265       849,469       2,893,398     18,376,780
   Foreign currency, at
    cost..................        951,566          --            --              --             --
                            ------------- ------------  ------------   -------------  -------------
                             $612,217,179  $62,393,391   $13,612,957    $106,336,139   $386,906,777
                            ============= ============  ============   =============  =============
   Investments, at value:
   Unaffiliated issuers...   $516,741,153  $65,451,324   $13,752,736    $112,003,322   $344,136,888
   Affiliated issuers.....    110,865,282      880,265       849,469       2,893,398     18,376,780
   Foreign currency, at
    value.................        963,800          --            --              --             --
   Cash...................      1,187,131          --            --              --             --
   Receivables:
   Investment securities
    sold..................      2,392,983      358,853       195,767       1,217,073      2,779,669
   Due from Advisor.......            --         4,653           487           5,323         16,337
   Dividends..............        413,006       79,855        18,511         134,952        372,296
   Interest...............      1,787,969        7,646         4,535          19,827         86,009
   Fund shares sold.......      4,657,984          --            --              --             --
   Variation margin.......        735,950          --            --              --             --
   Other assets...........         21,753          --            --              --             --
   Net unrealized
    appreciation on
    forward foreign
    currency contracts....            --           --            --              --             --
                            ------------- ------------  ------------   -------------  -------------
     TOTAL ASSETS.........    639,767,011   66,782,596    14,821,505     116,273,895    365,767,979
                            ------------- ------------  ------------   -------------  -------------
  LIABILITIES:
   Payables:
   Securities loaned......    137,044,650          --            --              --             --
   Options written, at
    value +...............            --           --            --              --             --
   Investment securities
    purchased.............      9,260,019      258,319       151,796       1,388,257      1,048,629
   Fund shares redeemed...      6,176,219          --            --          750,000      2,000,000
   Variation margin.......            --           --            --           31,850        239,628
   Distributions..........            --           --            --              --             --
   Due to custodian
    bank..................         22,249          --            --              --         666,271
   Country tax............            --           --            --              --             --
   Accrued expenses.......         96,408       11,916        25,734          20,398         16,337
   Net unrealized
    depreciation on equity
    swap contracts........            --           --            --              --             --
   Net unrealized
    depreciation on
    forward foreign
    currency contracts....      1,565,625          --            --              --             --
                            ------------- ------------  ------------   -------------  -------------
     TOTAL LIABILITIES....    154,165,170      270,235       177,530       2,190,505      3,970,865
                            ------------- ------------  ------------   -------------  -------------
  NET ASSETS..............   $485,601,841  $66,512,361   $14,643,975    $114,083,390   $361,797,114
                            ============= ============  ============   =============  =============
   Shares outstanding.....     26,888,456    5,336,949     1,727,468       9,306,903     16,912,745
                            ============= ============  ============   =============  =============
   Net asset value,
    offering and
    redemption price per
    share ++..............   $    18.0599  $   12.4626   $    8.4771    $    12.2579   $    21.3920
                            ============= ============  ============   =============  =============

 + Premiums received for options written were $45,100 for the Brinson Emerging Markets Debt Fund.
 ++ Maximum offering price per share for the Brinson Emerging Markets Equity Fund is $8.4129 (net asset value, plus 1.52% of net asset value, or 1.50% of offering price). Redemption price per share for the Brinson Emerging Markets Equity Fund is $8.1626 (net asset value, less 1.50% of net asset value, or 1.52% of redemption value).
   Maximum offering price per share for the Brinson Emerging Markets Debt Fund is $27.1556 (net asset value, plus 0.50% of net asset value, or 0.50% of offering price).
-------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



                    Emerging      U.S. Cash                                             Emerging
  International      Markets     Management    Short-Term   U.S. Bond    High Yield      Markets
   Equity Fund     Equity Fund   Prime Fund       Fund         Fund         Fund        Debt Fund
---------------------------------------------------------------------------------------------------


   $73,642,557     $287,440,128  $        --   $33,967,662  $41,626,819  $320,894,352  $158,530,279
       653,451       36,334,691   657,328,371          --     7,721,220    23,405,989     9,436,867
       561,095        6,676,683           --           --           --            --            --
  ------------    ------------- ------------- ------------ ------------ ------------- -------------
   $74,857,103     $330,451,502  $657,328,371  $33,967,662  $49,348,039  $344,300,341  $167,967,146
  ============    ============= ============= ============ ============ ============= =============

   $72,199,017     $231,483,060  $        --   $33,947,288  $42,314,329  $284,905,132  $162,519,834
       653,451       36,334,691   657,328,371          --     7,721,220    23,405,989     9,436,867
       610,945        6,620,700           --           --           --            --            --
           --             5,980           --           --         7,795           --            --

       575,166              --            --           --           --            --        135,033
         7,086          918,425           --         1,424       21,105         7,721           --
       115,418          596,621           --           --           --            --            --
         1,450          213,782     4,274,792      171,433      433,164     6,684,042     4,230,834
       700,000              --            --           --           --            --            --
           --               --            --           --           --            --            --
           --               179           --           --           --            --            --
     1,181,927              --            --           --           --            --         99,628
  ------------    ------------- ------------- ------------ ------------ ------------- -------------
    76,044,460      276,173,438   661,603,163   34,120,145   50,497,613   315,002,884   176,422,196
  ------------    ------------- ------------- ------------ ------------ ------------- -------------


           --               --            --           --           --            --            --
           --               --            --           --           --            --            230
       780,020           85,453           --           --     6,596,266     1,073,956           --
           --             1,850           --           --           --            --            --
           --               --            --           --           --            --         10,937
           --               --      4,264,007          --           --            --            --
           --               --            --           --           --            --        162,042
           --           314,522           --           --           --            --            --
        37,196          235,933        12,085        9,792       11,596         7,721        67,804
           --         9,978,667           --           --           --            --            --
           --               --            --           --           --            --            --
  ------------    ------------- ------------- ------------ ------------ ------------- -------------
       817,216       10,616,425     4,276,092        9,792    6,607,862     1,081,677       241,013
  ------------    ------------- ------------- ------------ ------------ ------------- -------------
   $75,227,244     $265,557,013  $657,327,071  $34,110,353  $43,889,751  $313,921,207  $176,181,183
  ============    ============= ============= ============ ============ ============= =============
     6,439,188       32,045,434   657,327,071    3,020,350    4,032,912    23,729,434     6,520,281
  ============    ============= ============= ============ ============ ============= =============
   $   11.6827     $     8.2869  $     1.0000  $   11.2935  $   10.8829  $    13.2292  $    27.0205
  ============    ============= ============= ============ ============ ============= =============

--------------------------------------------------------------------------------

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED
DECEMBER 31, 2000


                               Global                     U.S. Large                  U.S. Small
                             Securities   U.S. Equity   Capitalization U.S. Value   Capitalization
                                Fund          Fund       Equity Fund   Equity Fund   Equity Fund
--------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
   Dividends..............  $  7,410,695  $  1,948,366    $  147,180   $ 2,431,377    $ 7,111,567
   Interest...............    18,231,700       283,223        30,976       142,312      1,611,985
   Securities lending-
    net...................       853,184           --            --            --             --
   Foreign tax withheld...      (279,311)          --            --            --             --
                            ------------  ------------   -----------   -----------   ------------
     TOTAL INCOME.........    26,216,268     2,231,589       178,156     2,573,689      8,723,552
                            ------------  ------------   -----------   -----------   ------------
  EXPENSES:
   Professional...........       146,900        20,076        18,492        22,965         39,822
   Administration.........       123,622           --            --            --             --
   Custodian..............       135,669         3,223           236         2,613         11,619
   Trustees...............         8,636         4,758         3,790         5,956          6,222
   Printing...............        15,276         1,830         1,200         1,022          3,410
   Other..................        22,030         3,178         1,300         4,940         15,970
                            ------------  ------------   -----------   -----------   ------------
     TOTAL EXPENSES.......       452,133        33,065        25,018        37,496         77,043
                            ------------  ------------   -----------   -----------   ------------
     Expenses reimbursed
      by Advisor..........           --        (20,195)      (24,093)      (27,120)       (77,043)
     Earnings credits.....       (12,636)          --            --            --             --
                            ------------  ------------   -----------   -----------   ------------
     NET EXPENSES.........       439,497        12,870           925        10,376            --
                            ------------  ------------   -----------   -----------   ------------
     NET INVESTMENT
      INCOME..............    25,776,771     2,218,719       177,231     2,563,313      8,723,552
                            ------------  ------------   -----------   -----------   ------------
  NET REALIZED AND
   UNREALIZED GAIN (LOSS):
   Net realized gain
    (loss) on:
   Investments............    43,510,916   (14,595,126)     (261,564)    1,170,657     43,060,529
   Futures contracts......    14,905,629      (356,548)       76,165      (120,500)    (2,194,164)
   Swap contracts.........           --            --            --            --             --
   Foreign currency
    transactions..........   (40,712,964)          --            --            --             --
                            ------------  ------------   -----------   -----------   ------------
     Net realized gain
      (loss)..............    17,703,581   (14,951,674)     (185,399)    1,050,157     40,866,365
                            ------------  ------------   -----------   -----------   ------------
  Change in net unrealized
   appreciation or
   depreciation on:
   Investments and foreign
    currency..............   (38,122,699)   14,022,167     1,076,644    14,774,335     (3,183,804)
   Futures contracts......    10,989,013       (69,687)          --       (107,499)    (1,807,707)
   Forward contracts......    17,127,501           --            --            --             --
   Swap contracts and
    country tax...........           --            --            --            --             --
   Option contracts.......           --            --            --            --             --
   Translation of other
    assets and liabilities
    denominated in foreign
    currency..............       198,203           --            --            --             --
                            ------------  ------------   -----------   -----------   ------------
     Change in net
      unrealized
      appreciation or
      depreciation........    (9,807,982)   13,952,480     1,076,644    14,666,836     (4,991,511)
                            ------------  ------------   -----------   -----------   ------------
  Net realized and
   unrealized gain
   (loss).................     7,895,599      (999,194)      891,245    15,716,993     35,874,854
                            ------------  ------------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets resulting
   from operations........  $ 33,672,370  $  1,219,525    $1,068,476   $18,280,306    $44,598,406
                            ============  ============   ===========   ===========   ============

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



                      Emerging      U.S. Cash                                              Emerging
  International    Markets Equity   Management  Short-Term    U.S. Bond    High Yield    Markets Debt
   Equity Fund          Fund        Prime Fund     Fund         Fund          Fund           Fund
------------------------------------------------------------------------------------------------------
   $ 1,467,916      $   4,529,654   $       --   $      --    $      --    $        --    $       560
       141,609          1,956,763    50,819,909   1,256,466      744,005     33,728,278    25,263,003
           --                 --            --          --           --             --            --
      (173,288)          (303,411)          --          --           --             --            --
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
     1,436,237          6,183,006    50,819,909   1,256,466      744,005     33,728,278    25,263,563
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
        31,878            220,950        50,870      12,995       18,318         29,146        89,859
           --             250,266           --          --           --             --        170,948
        51,849          1,153,912           --          426          281          8,104        37,415
         3,966              7,980         8,611       3,660        2,982          4,758         5,490
           656              5,220           318          79          163            830         2,562
         2,066              6,908        18,466         704          330          6,480         7,820
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
        90,415          1,645,236        78,265      17,864       22,074         49,318       314,094
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
       (35,815)               --            --       (9,351)     (21,105)       (49,318)          --
        (5,550)           (46,737)          --          --           --             --         (1,608)
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
        49,050          1,598,499        78,265       8,513          969            --        312,486
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
     1,387,187          4,584,507    50,741,644   1,247,953      743,036     33,728,278    24,951,077
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
    10,814,485         67,027,570           --        8,797      403,912    (33,204,183)   57,824,511
           --                 --            --          --           --             --      2,655,239
           --             696,439           --          --           --             --            --
      (649,068)        (4,729,718)          --          --           --             --      1,554,262
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
    10,165,417         62,994,291           --        8,797      403,912    (33,204,183)   62,034,012
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
    (20,013,790)     (158,191,854)          --      (24,149)     687,510    (13,114,471)  (47,624,233)
           --                 --            --          --           --             --      1,346,449
     1,148,576                --            --          --           --             --       (132,212)
           --         (15,493,054)          --          --           --             --            --
           --                 --            --          --           --             --         44,870
          (485)           307,993           --          --           --             --         (7,002)
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
   (18,865,699)      (173,376,915)          --      (24,149)     687,510    (13,114,471)  (46,372,128)
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
    (8,700,282)      (110,382,624)          --      (15,352)   1,091,422    (46,318,654)   15,661,884
  ------------     --------------  ------------ -----------  -----------  -------------  ------------
   $(7,313,095)     $(105,798,117)  $50,741,644  $1,232,601   $1,834,458   $(12,590,376)  $40,612,961
  ============     ==============  ============ ===========  ===========  =============  ============

--------------------------------------------------------------------------------

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      Global
                                                                  Securities Fund
                                                                  ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
 Net increase in net assets resulting from operations............ $    33,672,370
 Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
  Net realized and unrealized loss on investments................      (7,895,599)
  Increase in receivable for investment securities sold..........      (2,353,981)
  Decrease in dividends and interest receivable..................       5,371,150
  Decrease in other assets.......................................         (21,753)
  Increase in variation margin...................................      (1,737,180)
  Increase in payable for securities purchased...................       9,260,018
  Increase custodian payable.....................................          22,249
  Decrease in accrued expenses ..................................         (42,201)
  Net accretion of discount......................................      (1,765,236)
  Purchases of investments.......................................  (1,020,814,699)
  Proceeds from sales of investments.............................   1,982,126,286
  Net realized gain on futures contracts.........................      14,905,629
  Net realized loss on foreign currency transactions.............     (40,712,964)
  Change in net unrealized appreciation or depreciation on
  futures contracts..............................................      10,989,013
  Change in net unrealized appreciation or depreciation on other
  assets and liabilities.........................................         198,204
  Net decrease in foreign currency...............................         293,328
                                                                  ---------------
    Net cash provided by operating activities....................     981,494,634
                                                                  ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Net capital shares transactions.................................    (861,614,734)
 Net increase from securities lending............................    (119,658,028)
                                                                  ---------------
    Net cash used for financing activities.......................    (981,272,762)
                                                                  ---------------
Net increase in cash.............................................         221,872
CASH AT BEGINNING OF YEAR........................................         965,259
                                                                  ---------------
CASH AT END OF YEAR.............................................. $     1,187,131
                                                                  ===============

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

                       This Page Intentionally Left Blank
--------------------------------------------------------------------------------

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                     Global Securities Fund              U.S. Equity Fund
                                 --------------------------------  -----------------------------

                                     Year Ended December 31,         Year Ended December 31,
                                      2000             1999             2000           1999
-------------------------------------------------------------------------------------------------
  OPERATIONS:
   Net investment income.......   $   25,776,771   $   48,251,520   $   2,218,719   $  3,397,994
   Net realized gain (loss)....       17,703,581       60,994,673     (14,951,674)     6,978,874
   Change in net unrealized
    appreciation or
    depreciation...............       (9,807,982)     (78,121,673)     13,952,480    (18,337,934)
                                 ---------------  ---------------  --------------  -------------
   Net increase (decrease) in
    net assets from
    operations.................       33,672,370       31,124,520       1,219,525     (7,961,066)
                                 ---------------  ---------------  --------------  -------------
  CAPITAL SHARE TRANSACTIONS BY
   CLASS:
   Shares sold.................       29,156,389      223,762,698      20,966,597     51,083,970
   Shares redeemed.............     (888,827,915)    (627,766,862)   (160,498,933)   (17,269,810)
                                 ---------------  ---------------  --------------  -------------
   Net increase (decrease) in
    net assets resulting from
    capital share transactions..    (859,671,526)    (404,004,164)   (139,532,336)    33,814,160
                                 ---------------  ---------------  --------------  -------------
   Increase (Decrease) in Net
    Assets.....................     (825,999,156)    (372,879,644)   (138,312,811)    25,853,094
                                 ---------------  ---------------  --------------  -------------
   Net Assets, Beginning of
    Period.....................    1,311,600,997    1,684,480,641     204,825,172    178,972,078
                                 ---------------  ---------------  --------------  -------------
   Net Assets, End of Period...   $  485,601,841   $1,311,600,997   $  66,512,361   $204,825,172
                                 ===============  ===============  ==============  =============
  SHARE TRANSACTIONS:
   Shares sold.................        1,733,382       13,587,330       1,841,634      4,044,568
   Shares redeemed.............      (52,790,607)     (37,738,143)    (13,693,966)    (1,396,513)
                                 ---------------  ---------------  --------------  -------------
   Net increase (decrease) in
    shares outstanding.........      (51,057,225)     (24,150,813)    (11,852,332)     2,648,055
                                 ===============  ===============  ==============  =============

* The Fund commenced operations April 30, 1999.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   U.S. Large Capitalization                                     U.S. Small Capitalization
          Equity Fund               U.S. Value Equity Fund              Equity Fund
--------------------------------  ----------------------------  ----------------------------
   Year Ended      Period Ended
  December 31,     December 31,     Year Ended December 31,       Year Ended December 31,
      2000             1999*          2000           1999           2000            1999
---------------------------------------------------------------------------------------------
 $        177,231   $    138,701   $  2,563,313   $  2,256,359   $  8,723,552   $ 11,145,919
         (185,399)    (2,342,985)     1,050,157      7,247,249     40,866,365     46,123,142
        1,076,644        (87,396)    14,666,836     (8,550,381)    (4,991,511)   (21,516,065)
-----------------  -------------  -------------  -------------  -------------  -------------
        1,068,476     (2,291,680)    18,280,306        953,227     44,598,406     35,752,996
-----------------  -------------  -------------  -------------  -------------  -------------
       12,918,878     14,265,908     13,463,429      8,909,403     23,380,905    234,889,275
         (205,000)   (11,112,617)   (17,166,121)   (22,757,631)  (270,806,998)  (105,839,522)
-----------------  -------------  -------------  -------------  -------------  -------------
       12,713,878      3,153,291     (3,702,692)   (13,848,228)  (247,426,093)   129,049,753
-----------------  -------------  -------------  -------------  -------------  -------------
       13,782,354        861,611     14,577,614    (12,895,001)  (202,827,687)   164,802,749
-----------------  -------------  -------------  -------------  -------------  -------------
          861,621             10     99,505,776    112,400,777    564,624,801    399,822,052
-----------------  -------------  -------------  -------------  -------------  -------------
 $     14,643,975   $    861,621   $114,083,390   $ 99,505,776   $361,797,114   $564,624,801
=================  =============  =============  =============  =============  =============
        1,649,867      1,429,122      1,367,049        829,458      1,132,126     13,533,154
          (27,522)    (1,324,000)   (1,577,714)     (2,033,914)   (13,190,589)    (5,676,825)
-----------------  -------------  -------------  -------------  -------------  -------------
        1,622,345        105,122       (210,665)    (1,204,456)   (12,058,463)     7,856,329
=================  =============  =============  =============  =============  =============

--------------------------------------------------------------------------------

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Emerging Markets
                                 International Equity Fund           Equity Fund
                                 --------------------------  ----------------------------
                                  Year Ended December 31,      Year Ended December 31,
                                     2000          1999          2000           1999
------------------------------------------------------------------------------------------
  OPERATIONS:
   Net investment income ......  $  1,387,187  $  1,837,127  $   4,584,507  $   6,815,490
   Net realized gain (loss)....    10,165,417     4,218,258     62,994,291     49,769,720
   Change in net unrealized
    appreciation or
    depreciation...............   (18,865,699)   13,858,952   (173,376,915)   164,810,069
                                 ------------  ------------  -------------  -------------
   Net increase (decrease) in
    net assets from
    operations.................    (7,313,095)   19,914,337   (105,798,117)   221,395,279
                                 ------------  ------------  -------------  -------------
  DISTRIBUTIONS TO SHAREHOLDERS
   BY CLASS:
   Distributions from net
    investment income..........           --            --             --             --
                                 ------------  ------------  -------------  -------------
   Decrease in net assets from
    distributions..............           --            --             --             --
                                 ------------  ------------  -------------  -------------
  CAPITAL SHARE TRANSACTIONS BY
   CLASS:
   Shares sold.................    15,954,040    59,948,270    118,522,673     44,691,727
   Shares issued on
    reinvestment of
    distributions..............           --            --             --             --
   Shares redeemed.............   (52,510,959)  (36,326,817)  (235,500,876)  (184,479,724)
                                 ------------  ------------  -------------  -------------
   Net increase (decrease) in
    net assets resulting from
    capital share transactions..  (36,556,919)   23,621,453   (116,978,203)  (139,787,997)
                                 ------------  ------------  -------------  -------------
   Increase (Decrease) in Net
    Assets.....................   (43,870,014)   43,535,790   (222,776,320)    81,607,282
                                 ------------  ------------  -------------  -------------
   Net Assets, Beginning of
    Period.....................   119,097,258    75,561,468    488,333,333    406,726,051
                                 ------------  ------------  -------------  -------------
   Net Assets, End of Period...  $ 75,227,244  $119,097,258  $ 265,557,013  $ 488,333,333
                                 ============  ============  =============  =============
  SHARE TRANSACTIONS:
   Shares sold.................     1,326,913     5,616,680     11,146,417      5,232,604
   Shares issued on
    reinvestment of
    distributions..............           --            --             --             --
   Shares redeemed.............    (4,414,873)   (3,409,755)   (21,184,647)   (21,249,432)
                                 ------------  ------------  -------------  -------------
   Net increase (decrease) in
    shares outstanding.........    (3,087,960)    2,206,925    (10,038,230)   (16,016,828)
                                 ============  ============  =============  =============

*  The Fund commenced operations April 28, 2000.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



             U.S. Cash
       Management Prime Fund             Short-Term Fund            U.S. Bond Fund
  ---------------------------------- ------------------------  -------------------------
      Year Ended December 31,        Year Ended December 31,   Period Ended December 31,
       2000              1999           2000         1999                2000*
----------------------------------------------------------------------------------------
  $    50,741,644   $    24,401,812  $ 1,247,953  $   235,997         $   743,036
              --                --         8,797         (146)            403,912
              --                --       (24,149)       3,775             687,510
  ---------------   ---------------  -----------  -----------         -----------
       50,741,644        24,401,812    1,232,601      239,626           1,834,458
  ---------------   ---------------  -----------  -----------         -----------
      (50,741,644)      (24,400,968)         --           --                  --
  ---------------   ---------------  -----------  -----------         -----------
      (50,741,644)      (24,400,968)         --           --                  --
  ---------------   ---------------  -----------  -----------         -----------
    1,897,562,004     1,517,054,742   40,131,876    9,001,618          42,055,283
       31,097,481         8,163,336          --           --                  --
   (1,795,118,265)   (1,300,657,284) (12,029,073)  (4,466,305)                --
  ---------------   ---------------  -----------  -----------         -----------
      133,541,220       224,560,794   28,102,803    4,535,313          42,055,283
  ---------------   ---------------  -----------  -----------         -----------
      133,541,220       224,561,638   29,335,404    4,774,939          43,889,741
  ---------------   ---------------  -----------  -----------         -----------
      523,785,851       299,224,213    4,774,949           10                  10
  ---------------   ---------------  -----------  -----------         -----------
  $   657,327,071   $   523,785,851  $34,110,353  $ 4,774,949         $43,889,751
  ===============   ===============  ===========  ===========         ===========
    1,897,562,004     1,517,054,742    3,655,451      888,546           4,032,911
       31,097,481         8,163,336          --           --                  --
   (1,795,118,265)   (1,300,657,284)  (1,087,460)    (436,188)                --
  ---------------   ---------------  -----------  -----------         -----------
      133,541,220       224,560,794    2,567,991      452,358           4,032,911
  ===============   ===============  ===========  ===========         ===========

--------------------------------------------------------------------------------

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                Emerging Markets
                                  High Yield Fund                   Debt Fund
                            -----------------------------  ----------------------------
                              Year Ended December 31,        Year Ended December 31,
                                 2000           1999           2000           1999
----------------------------------------------------------------------------------------
  OPERATIONS:
   Net investment income..   $  33,728,278   $ 31,219,299   $ 24,951,077   $ 57,316,701
   Net realized gain
    (loss)................     (33,204,183)   (12,129,675)    62,034,012    (30,269,732)
   Change in net
    unrealized
    appreciation or
    depreciation..........     (13,114,471)    (5,314,283)   (46,372,128)    91,462,309
                            --------------  -------------  -------------  -------------
   Net increase (decrease)
    in net assets from
    operations............     (12,590,376)    13,775,341     40,612,961    118,509,278
                            --------------  -------------  -------------  -------------
  CAPITAL SHARE
   TRANSACTIONS BY CLASS:
   Shares sold............     200,063,654     57,847,072     51,927,639     28,017,687
   Shares redeemed........    (178,363,110)   (75,294,221)  (364,574,108)   (96,549,918)
                            --------------  -------------  -------------  -------------
   Net increase (decrease)
    in net assets
    resulting from
    capital share
    transactions..........      21,700,544    (17,447,149)  (312,646,469)   (68,532,231)
                            --------------  -------------  -------------  -------------
   Increase (Decrease) in
    Net Assets............       9,110,168     (3,671,808)  (272,033,508)    49,977,047
                            --------------  -------------  -------------  -------------
   Net Assets, Beginning
    of Period.............     304,811,039    308,482,847    448,214,691    398,237,644
                            --------------  -------------  -------------  -------------
   Net Assets, End of
    Period................   $ 313,921,207   $304,811,039   $176,181,183   $448,214,691
                            ==============  =============  =============  =============
  SHARE TRANSACTIONS:
   Shares sold............      14,781,265      4,321,584      2,025,846      1,523,289
   Shares redeemed........     (13,194,291)    (5,595,915)   (14,912,393)    (4,834,711)
                            --------------  -------------  -------------  -------------
   Net increase (decrease)
    in shares
    outstanding...........       1,586,974     (1,274,331)   (12,886,547)    (3,311,422)
                            ==============  =============  =============  =============


--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial
data for one share of capital stock
outstanding throughout each period
presented.

                                       Year Ended December 31,
                         --------------------------------------------------------
Global Securities Fund     2000       1999        1998        1997        1996
----------------------------------------------------------------------------------
Net asset value,
 beginning of period...  $16.8271  $  16.4989  $  15.0556  $  13.4788  $  11.7181
                         --------  ----------  ----------  ----------  ----------
Income from investment
 operations:
 Net investment
  income...............    0.4900*     1.2120      0.4800*     0.5456*     0.2844
 Net realized and
  unrealized gain
  (loss)...............    0.7428     (0.8838)     0.9633      1.0312      1.4763
                         --------  ----------  ----------  ----------  ----------
    Total income from
     investment
     operations........    1.2328      0.3282      1.4433      1.5768      1.7607
                         --------  ----------  ----------  ----------  ----------
Net asset value, end of
 period................  $18.0599  $  16.8271  $  16.4989  $  15.0556  $  13.4788
                         ========  ==========  ==========  ==========  ==========
Total return (non-
 annualized)...........      7.33%       1.99%       9.59%      11.70%      15.03%
Ratios/Supplemental
 data:
 Net assets, end of
  period (in 000s).....  $485,602  $1,311,601  $1,684,481  $1,304,532  $1,758,509
 Ratio of expenses to
  average net assets...      0.05%       0.05%       0.05%       0.05%       0.05%
 Ratio of net
  investment income to
  average net assets...      2.93%       3.07%       3.02%       3.72%       4.36%
 Portfolio turnover
  rate.................        62%         81%         80%        138%        155%
----------------------------------------------------------------------------------


                                   Year Ended December 31,       Period Ended
                                  -----------------------------  December 31,
U.S. Equity Fund                    2000      1999       1998       1997**
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.......................... $11.9159  $12.3079   $10.3067    $10.0000
                                  --------  --------   --------    --------
Income (loss) from investment
 operations:
 Net investment income...........   1.2318    0.1668     0.1508      0.0498
 Net realized and unrealized gain
  (loss).........................  (0.6851)  (0.5588)    1.8504      0.2569
                                  --------  --------   --------    --------
    Total income (loss) from
     investment operations.......   0.5467   (0.3920)    2.0012      0.3067
                                  --------  --------   --------    --------
Net asset value, end of period... $12.4626  $11.9159   $12.3079    $10.3067
                                  ========  ========   ========    ========
Total return (non-annualized)....     4.59%    (3.18)%    19.42%       3.07%
Ratios/Supplemental data:
 Net assets, end of period (in
  000s).......................... $ 66,512  $204,825   $178,972    $ 73,631
 Ratio of expenses to average net
  assets:
  Before expense reimbursement
   and earnings credits..........     0.03%     0.03%      0.02%       0.05%***
  After expense reimbursement and
   earnings credits..............     0.01%     0.01%      0.01%       0.01%***
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement
   and earnings credits..........     1.71%     1.68%      1.78%       2.01%***
  After expense reimbursement and
   earnings credits..............     1.73%     1.70%      1.79%       2.05%***
 Portfolio turnover rate.........       72%       51%        46%          9%
-------------------------------------------------------------------------------

* The net investment income per share data was determined by using average shares outstanding throughout the period
** The Fund commenced operations August 29, 1997
*** Annualized
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial
data for one share of capital stock
outstanding throughout each period
presented.

                                                      Year Ended  Period Ended
                                                     December 31, December 31,
U.S. Large Capitalization Equity Fund                    2000        1999*
--------------------------------------------------------------------------------
Net asset value, beginning of period................   $8.1963      $10.0000
                                                       -------      --------
Income (loss) from investment operations:
 Net investment income..............................    0.1829        1.3195
 Net realized and unrealized gain (loss)............    0.0979       (3.1232)
                                                       -------      --------
    Total income (loss) from investment operations..    0.2808       (1.8037)
                                                       -------      --------
Net asset value, end of period......................   $8.4771      $ 8.1963
                                                       =======      ========
Total return (non-annualized).......................      3.43%       (18.04)%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)................   $14,644      $    862
 Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
   credits..........................................      0.27%         0.26%***
  After expense reimbursement and earnings credits..      0.01%         0.01%***
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
   credits..........................................      1.62%         1.66%***
  After expense reimbursement and earnings credits..      1.88%         1.91%***
 Portfolio turnover rate............................        67%          142%
--------------------------------------------------------------------------------


                                               Year Ended
                                              December 31,       Period Ended
                                            ------------------   December 31,
U.S. Value Equity Fund                        2000      1999        1998**
-------------------------------------------------------------------------------
Net asset value, beginning of period....... $10.4550  $10.4832     $10.0000
                                            --------  --------     --------
Income (loss) from investment operations:
 Net investment income.....................   0.2834    0.2503       0.1044
 Net realized and unrealized gain (loss)...   1.5195   (0.2785)      0.3788
                                            --------  --------     --------
    Total income (loss) from investment
     operations............................   1.8029   (0.0282)      0.4832
                                            --------  --------     --------
Net asset value, end of period............. $12.2579  $10.4550     $10.4832
                                            ========  ========     ========
Total return (non-annualized)..............    17.24%    (0.27)%       4.83%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)....... $114,083  $ 99,506     $112,401
 Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
   credits.................................     0.04%     0.03%        0.03%***
  After expense reimbursement and earnings
   credits.................................     0.01%     0.01%        0.01%***
 Ratio of net investment income to average
  net assets:
  Before expense reimbursement and earnings
   credits.................................     2.43%     2.02%        2.04%***
  After expense reimbursement and earnings
   credits.................................     2.46%     2.04%        2.06%***
 Portfolio turnover rate...................       75%       95%          35%
-------------------------------------------------------------------------------

* The Fund commenced operations April 30, 1999
** The Fund commenced operations June 25, 1998
*** Annualized
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial
data for one share of capital stock
outstanding throughout each period
presented.

                                         Year Ended December 31,
                               ------------------------------------------------
U.S. Small Capitalization
Equity Fund                      2000      1999      1998      1997      1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 period....................... $19.4892  $18.9356  $20.0635  $15.2509  $11.9936
                               --------  --------  --------  --------  --------
Income (loss) from investment
 operations:
 Net investment income........   1.3404    0.0975    0.3375    0.2938    0.2617
 Net realized and unrealized
  gain (loss).................   0.5624    0.4561   (1.4654)   4.5188    2.9956
                               --------  --------  --------  --------  --------
    Total income (loss) from
     investment operations....   1.9028    0.5536   (1.1279)   4.8126    3.2573
                               --------  --------  --------  --------  --------
Net asset value, end of
 period....................... $21.3920  $19.4892  $18.9356  $20.0635  $15.2509
                               ========  ========  ========  ========  ========
Total return (non-
 annualized)..................     9.76%     2.92%   (5.62)%    31.56%    27.16%
Ratios/Supplemental data:
 Net assets, end of period (in
  000s)....................... $361,797  $564,625  $399,822  $405,352  $298,978
 Ratio of expenses to average
  net assets:
  Before expense reimbursement
   and earnings credits.......     0.02%     0.01%     0.01%     0.03%     0.09%
  After expense reimbursement
   and earnings credits.......     0.00%     0.00%     0.00%     0.00%     0.00%
 Ratio of net investment
  income to average net
  assets:
  Before expense reimbursement
   and earnings credits.......     1.86%     2.05%     1.90%     1.76%     1.78%
  After expense reimbursement
   and earnings credits.......     1.88%     2.06%     1.91%     1.79%     1.87%
 Portfolio turnover rate......       60%       57%       40%       45%       39%
--------------------------------------------------------------------------------


                                                 Year Ended
                                                December 31,       Period Ended
                                              -------------------  December 31,
International Equity Fund                       2000       1999       1998*
--------------------------------------------------------------------------------
Net asset value, beginning of period......... $12.5008   $10.3223    $10.0000
                                              --------   --------    --------
Income (loss) from investment operations:
 Net investment income.......................   0.3289     0.1796      0.0570
 Net realized and unrealized gain (loss).....  (1.1470)    1.9989      0.2653
                                              --------   --------    --------
    Total income (loss) from investment
     operations..............................  (0.8181)    2.1785      0.3223
                                              --------   --------    --------
Net asset value, end of period............... $11.6827   $12.5008    $10.3223
                                              ========   ========    ========
Total return (non-annualized)................    (6.54)%    21.10%       3.22%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)......... $ 75,227   $119,097    $ 75,561
 Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
   credits...................................     0.11%      0.12%       0.10%**
  After expense reimbursement and earnings
   credits...................................     0.06%      0.06%       0.06%**
 Ratio of net investment income to average
  net assets:
  Before expense reimbursement and earnings
   credits...................................     1.64%      1.90%       1.40%**
  After expense reimbursement and earnings
   credits...................................     1.69%      1.96%       1.44%**
 Portfolio turnover rate.....................       63%        86%         41%
--------------------------------------------------------------------------------

 * The Fund commenced operations June 26, 1998
** Annualized
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial
data for one share of capital stock
outstanding throughout each period
presented.

                                         Year Ended December 31,
                               ---------------------------------------------------
Emerging Markets Equity Fund     2000       1999      1998       1997       1996
-----------------------------------------------------------------------------------
Net asset value, beginning of
 period....................... $11.6039   $ 7.0004  $ 9.1635   $10.1862   $ 9.3164
                               --------   --------  --------   --------   --------
Income (loss) from investment
 operations:
 Net investment income........   0.4255     0.3658    0.2647     0.2561*    0.1810
 Net realized and unrealized
  gain (loss).................  (3.7425)    4.2377   (2.4278)   (1.2788)    0.6888
                               --------   --------  --------   --------   --------
    Total income (loss) from
     investment operations....  (3.3170)    4.6035   (2.1631)   (1.0227)    0.8698
                               --------   --------  --------   --------   --------
Net asset value, end of
 period....................... $ 8.2869   $11.6039  $ 7.0004   $ 9.1635   $10.1862
                               ========   ========  ========   ========   ========
Total return (non-
 annualized)..................   (28.59)%    65.76%   (23.61)%   (10.04)%     9.34%
Ratios/Supplemental data:
 Net assets, end of period (in
  000s)....................... $265,557   $488,333  $406,726   $451,873   $179,338
 Ratio of expenses to average
  net assets:
  Before expense reimbursement
   and earnings credits.......     0.49%      0.47%     0.38%      0.28%      0.46%
  After expense reimbursement
   and earnings credits.......     0.48%       N/A       N/A        N/A        N/A
 Ratio of net investment
  income to average net
  assets:
  Before expense reimbursement
   and earnings credits.......     1.36%      1.62%     4.13%      2.44%      3.42%
  After expense reimbursement
   and earnings credits.......     1.37%       N/A       N/A        N/A        N/A
 Portfolio turnover rate......       67%        92%      112%        62%        25%
-----------------------------------------------------------------------------------


                                        Year Ended December 31,   Period Ended
                                        ------------------------  December 31,
U.S. Cash Management Prime Fund            2000         1999         1998**
--------------------------------------------------------------------------------
Net asset value, beginning of period..  $    1.0000  $    1.0000    $ 1.0000
                                        -----------  -----------    --------
Net investment income from investment
 operations...........................       0.0645       0.0521      0.0477
                                        -----------  -----------    --------
Distributions from net investment
 income...............................      (0.0645)     (0.0521)    (0.0477)
                                        -----------  -----------    --------
Net asset value, end of period........  $    1.0000  $    1.0000    $ 1.0000
                                        ===========  ===========    ========
Total return (non-annualized).........         6.69%        5.34%       4.88%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..  $   657,327  $   523,786    $299,224
 Ratio of expenses to average net
  assets..............................         0.01%        0.01%       0.01%***
 Ratio of net investment income to
  average net assets..................         6.49%        5.23%       5.52%***
--------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period
 ** The Fund commenced operations February 18, 1998
*** Annualized
N/A Not Applicable
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial
data for one share of capital stock
outstanding throughout each period
presented.

                                                              Year Ended
                                                             December 31,
                                                           --------------------
Short-Term Fund                                              2000      1999/1/
--------------------------------------------------------------------------------
Net asset value, beginning of period...................... $10.5557    $10.0000
                                                           --------    --------
Income from investment operations:
 Net investment income....................................   0.8200/2/   0.5217
 Net realized and unrealized gain (loss)..................  (0.0822)     0.0340
                                                           --------    --------
    Total income from investment operations...............   0.7378      0.5557
                                                           --------    --------
Net asset value, end of period............................ $11.2935    $10.5557
                                                           ========    ========
Total return (non-annualized).............................     6.99%       5.56%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)...................... $ 34,110    $  4,775
 Ratio of expenses to average net assets:
  Before expense reimbursement and earnings credits.......     0.10%       0.45%
  After expense reimbursement and earnings credits........     0.05%       0.05%
 Ratio of net investment income to average net assets:
  Before expense reimbursement and earnings credits.......     7.27%       5.03%
  After expense reimbursement and earnings credits........     7.32%       5.43%
--------------------------------------------------------------------------------


                                                                  Period Ended
                                                                  December 31,
U.S. Bond Fund                                                      2000/3/
--------------------------------------------------------------------------------
Net asset value, beginning of period.............................   $10.0000
                                                                    --------
Income from investment operations:
 Net investment income...........................................     0.1842
 Net realized and unrealized gain................................     0.6987
                                                                    --------
    Total income from investment operations......................     0.8829
                                                                    --------
Net asset value, end of period...................................   $10.8829
                                                                    ========
Total return (non-annualized)....................................       8.83%
Ratios/Supplemental data:
 Net assets, end of period (in 000s).............................   $ 43,890
 Ratio of expenses to average net assets:
  Before expense reimbursement and earnings credits..............       0.20%/4/
  After expense reimbursement and earnings credits...............       0.01%/4/
 Ratio of net investment income to average net assets:
  Before expense reimbursement and earnings credits..............       6.60%/4/
  After expense reimbursement and earnings credits...............       6.79%/4/
 Portfolio turnover rate.........................................        231%
--------------------------------------------------------------------------------

/1/The Fund commenced operations December 31, 1998
/2/The net investment income per share data was determined by using average shares outstanding throughout the period
/3/The Fund commenced operations April 28, 2000
/4/Annualized
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial
data for one share of capital stock
outstanding throughout each period
presented.

                                         Year Ended December 31,
                               --------------------------------------------------
High Yield Fund                  2000       1999      1998       1997      1996
----------------------------------------------------------------------------------
Net asset value, beginning of
 period......................  $13.7659   $13.1736  $13.9645   $12.3175  $10.7361
                               --------   --------  --------   --------  --------
Income (loss) from investment
 operations:
 Net investment income.......    1.1583     1.5473    1.4678*    1.3299*   0.8041
 Net realized and unrealized
  gain (loss)................   (1.6950)   (0.9550)  (2.2587)    0.3171    0.7773
                               --------   --------  --------   --------  --------
    Total income (loss) from
     investment operations...   (0.5367)    0.5923   (0.7909)    1.6470    1.5814
                               --------   --------  --------   --------  --------
Net asset value, end of
 period......................  $13.2292   $13.7659  $13.1736   $13.9645  $12.3175
                               ========   ========  ========   ========  ========
Total return (non-
 annualized).................     (3.90)%     4.50%    (5.66)%    13.37%    14.73%
Ratios/Supplemental data:
 Net assets, end of period
  (in 000s)..................  $313,921   $304,811  $308,483   $156,521  $165,050
 Ratio of expenses to average
  net assets:
  Before expense
   reimbursement and earnings
   credits...................      0.01%      0.01%     0.02%      0.06%     0.14%
  After expense reimbursement
   and earnings credits......      0.00%      0.00%     0.00%      0.00%     0.00%
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement and earnings
   credits...................     10.39%      9.56%    10.75%     10.09%     9.17%
  After expense reimbursement
   and earnings credits......     10.40%      9.57%    10.77%     10.15%     9.31%
 Portfolio turnover rate.....        65%        93%      106%        76%       45%
----------------------------------------------------------------------------------
                                         Year Ended December 31,
                               --------------------------------------------------
Emerging Markets Debt Fund       2000       1999      1998       1997      1996
----------------------------------------------------------------------------------
Net asset value, beginning of
 period......................  $23.0957   $17.5294  $20.2278   $16.8816  $11.6401
                               --------   --------  --------   --------  --------
Income (loss) from investment
 operations:
 Net investment income.......    2.7100*    2.6800*   2.2017     1.7757*   1.3882
 Net realized and unrealized
  gain (loss)................    1.2148     2.8863   (4.9001)    1.5705    3.8533
                               --------   --------  --------   --------  --------
    Total income (loss) from
     investment operations...    3.9248     5.5663   (2.6984)    3.3462    5.2415
                               --------   --------  --------   --------  --------
Net asset value, end of
 period......................  $27.0205   $23.0957  $17.5294   $20.2278  $16.8816
                               ========   ========  ========   ========  ========
Total return (non-
 annualized).................     16.99%     31.75%   (13.34)%    19.82%    45.03%
Ratios/Supplemental data:
 Net assets, end of period
  (in 000s)..................  $176,181   $448,215  $398,238   $428,085  $222,571
 Ratio of expenses to average
  net assets.................      0.14%      0.12%     0.12%      0.13%     0.18%
 Ratio of net investment
  income to average net
  assets.....................     10.93%     13.66%    12.21%      9.83%    11.89%
 Portfolio turnover rate.....       112%        68%      122%       120%       71%
----------------------------------------------------------------------------------

* The net investment income per share data was determined by using average shares outstanding throughout the period
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES
The Brinson Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of twelve series representing separate portfolios of investments, each of which is non-diversified. The twelve series are: Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Equity Fund, Brinson U.S. Value Equity Fund (formerly Brinson U.S. Large Capitalization Value Equity Fund), Brinson U.S. Small Capitalization Equity Fund (formerly Brinson Post Venture Fund), Brinson International Equity Fund (formerly Brinson Global (Ex-U.S.) Equity Fund), Brinson Emerging Markets Equity Fund, Brinson U.S. Cash Management Prime Fund, Brinson Short-Term Fund, Brinson U.S. Bond Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund (each a "Fund," and collectively, the "Funds"). The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded or, lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Equity securities traded in certain emerging market countries may be subject to a foreign premium and are valued accordingly. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Total return swaps are marked-to-market daily based upon quotations from market makers. Written options are marked-to-market daily based upon quotations from market makers. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Distributions: With the exception of the Brinson U.S. Cash Management Prime Fund, none of the Brinson Relationship Funds currently intends to declare and pay dividends. For the Brinson U.S. Cash Management Prime Fund, net investment income dividends are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

F. Federal Income Taxes: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of each Fund is includable in the income tax returns of the investors. For tax purposes each component of the Fund's net assets are reported at the investor level, therefore, the Statement of Assets and Liabilities does not present the components of net assets.

G. Partnership Allocations: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of Code Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.
--------------------------------------------------------------------------------

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


H. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

I. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. This amount is reflected in the statement of operations.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. With respect to Brinson High Yield Fund, UBS Asset Management (New
York), Inc. (the "Sub-Advisor") is responsible for managing a portion of the Fund pursuant to a Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement) with the Advisor. The Sub- Advisor does not receive any compensation under the Sub-Advisory Agreement for providing services to the Advisor. The Advisor has agreed to reimburse the Brinson U.S. Small Capitalization Equity Fund and Brinson High Yield Fund for all operating expenses. During December 2000, the Brinson Emerging Markets Equity Fund recorded a receivable from the Advisor of $918,425 for reimbursement due to a trading error. The Advisor has agreed to reimburse the following Funds to the extent that total operating expenses exceed the following percentage of average daily net assets:

Brinson Global Securities Fund............................................ 0.05%
Brinson U.S. Equity Fund.................................................. 0.01
Brinson U.S. Large Capitalization Equity Fund............................. 0.01
Brinson U.S. Value Equity Fund............................................ 0.01
Brinson International Equity Fund......................................... 0.06
Brinson Emerging Markets Equity Fund...................................... 0.50
Brinson U.S. Cash Management Prime Fund................................... 0.01
Brinson Short-Term Fund................................................... 0.05
Brinson U.S. Bond Fund.................................................... 0.01
Brinson Emerging Markets Debt Fund........................................ 0.50

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were as follows:

Brinson Global Securities Fund.........................................  $8,636
Brinson U.S. Equity Fund...............................................   4,758
Brinson U.S. Large Capitalization Equity Fund..........................   3,790
Brinson U.S. Value Equity Fund.........................................   5,956
Brinson U.S. Small Capitalization Equity Fund..........................   6,222
Brinson International Equity Fund......................................   3,966
Brinson Emerging Markets Equity Fund...................................   7,980
Brinson U.S. Cash Management Prime Fund................................   8,611
Brinson Short-Term Fund................................................   3,660
Brinson U.S. Bond Fund.................................................   2,982
Brinson High Yield Fund................................................   4,758
Brinson Emerging Markets Debt Fund.....................................   5,490

--------------------------------------------------------------------------------

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The Brinson Global Securities Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represented 22.83% of the Fund's total net assets at December 31, 2000. Amounts relating to those investments at December 31, 2000 and for the year ended are summarized as follows:

                                                          Net       Change in Net
                                            Sales       Realized     Unrealized
Affiliates                  Purchases     Proceeds    Gain/(Loss)    Gain/(Loss)       Value
------------------------  ------------- ------------- ------------  -------------  -------------
Brinson U.S. Small
 Capitalization Equity
 Fund...................   $        --   $ 18,680,000  $ 6,278,422   $ (3,320,773)  $ 13,907,923
Brinson High Yield
 Fund...................     30,000,000    37,000,000    2,552,529     (3,462,600)    28,414,803
Brinson Emerging Markets
 Equity Fund............     11,000,000    43,169,213   (1,883,211)    (7,925,239)    18,454,512
Brinson Emerging Markets
 Debt Fund..............            --     82,200,000   20,943,188    (13,772,756)    15,638,286
Brinson Supplementary
 Trust U.S. Cash
 Management Prime Fund..    580,984,438   572,083,126          N/A            N/A     34,449,758
                          ------------- ------------- ------------  -------------  -------------
                           $621,984,438  $753,132,339  $27,890,928   $(28,481,368)  $110,865,282
                          ============= ============= ============  =============  =============

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at December 31, 2000 and for the year then ended are summarized as follows:

                                                                                  % of
                                                         Interest                 Net
Fund                        Purchases    Sales Proceeds   Income       Value     Assets
------------------------  -------------- -------------- ----------- ------------ ------
Brinson Global
 Securities Fund........  $  580,984,438 $  572,083,126 $ 1,259,212 $ 34,449,758   7.10%
Brinson U.S. Equity
 Fund...................      58,816,661     61,089,594     280,343      880,265   1.32
Brinson U.S. Large
 Capitalization Equity
 Fund...................       6,125,788      5,327,698      30,976      849,469   5.80
Brinson U.S. Value
 Equity Fund............      39,013,935     37,669,142     137,473    2,893,398   2.54
Brinson U.S. Small
 Capitalization Equity
 Fund...................     279,706,302    306,904,229   1,451,743   18,376,780   5.08
Brinson International
 Equity Fund............      38,290,497     38,371,092     141,288      653,451   0.87
Brinson Emerging Markets
 Equity Fund............     245,818,485    232,822,874   1,738,416   36,334,691  13.68
Brinson U.S. Cash
 Management Prime Fund..   1,535,069,336  1,399,902,345  50,819,907  657,328,371 100.00
Brinson Short-Term
 Fund...................           5,780          5,780          15          --     --
Brinson U.S. Bond Fund..      12,125,166      4,403,946      60,789    7,721,220  17.59
Brinson High Yield
 Fund...................     290,259,678    267,812,309   1,289,504   23,405,989   7.46
Brinson Emerging Markets
 Debt Fund..............     169,145,495    171,543,821     609,989    9,436,867   5.36

3. INVESTMENT TRANSACTIONS
Investment transactions for the year ended December 31, 2000, excluding short-term investments, were as follows:

                                                                     Sales
Fund                                                Purchases      Proceeds
------------------------------------------------- ------------- ---------------
Brinson Global Securities Fund ..................  $533,201,916  $1,355,871,866
Brinson U.S. Equity Fund ........................    88,580,942     223,904,784
Brinson U.S. Large Capitalization Equity Fund ...    17,826,672       5,792,316
Brinson U.S. Value Equity Fund...................    77,340,224      79,302,227
Brinson U.S. Small Capitalization Equity Fund ...   264,790,331     478,628,799
Brinson International Equity Fund................    49,933,938      86,492,556
Brinson Emerging Markets Equity Fund.............   200,249,397     329,989,820
Brinson U.S. Bond Fund...........................    80,768,038      39,584,710
Brinson High Yield Fund..........................   219,176,892     192,868,739
Brinson Emerging Markets Debt Fund ..............   251,294,096     521,900,970

--------------------------------------------------------------------------------

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4. SWAP CONTRACTS
The Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund entered into swap contracts. Swaps often provide a less expensive, and in some cases the only, means of investing in certain emerging markets. In equity swaps, the Brinson Emerging Markets Equity Fund agrees to receive the return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest amount based on the notional amount of the agreement. In a total return swap, the Brinson Emerging Markets Debt Fund exchanges the return of one emerging markets bond for another emerging markets bond.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon termination or reset of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset swap contracts, if any, are reflected as receivable or payable for swap contracts closed on the statement of assets and liabilities.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Funds is limited to the net unrealized gain by counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At December 31, 2000, the Brinson Emerging Markets Equity Fund had open equity swap contracts with a limited number of international dealers. The Fund had short-term investments segregated with its custodian equal to, or in excess of, the notional amount of the open equity swap contracts.

The Brinson Emerging Markets Debt Fund had no open swap contracts as of December 31, 2000.

5. FORWARD FOREIGN CURRENCY CONTRACTS
The Brinson Global Securities Fund, Brinson International Equity Fund and the Brinson Emerging Markets Debt Fund engaged in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Funds on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the year ended December 31, 2000, was the Funds' custodian.

6. FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.
--------------------------------------------------------------------------------

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


7. OPTIONS WRITTEN:
The Funds may use options contracts to manage their exposure. Writing put options may tend to increase a Fund's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. During the year ended December 31, 2000, the Brinson Emerging Markets Debt Fund had the following option transactions:

                                                             Number of
Written Option Transactions                                  Contracts Premiums
---------------------------                                  --------- --------
Outstanding, beginning of year..............................        --  $    --
Options written.............................................     2,255   45,100
                                                                ------ --------
Outstanding, end of year....................................     2,255  $45,100
                                                                ====== ========

8. SECURITY LENDING:
The Brinson Global Securities Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in securities lending -- net in the statement of operations. The Fund receives cash and securities as collateral against the loaned securities. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The cash collateral received is invested in short-term securities and is included in the schedule of investments. The securities received as collateral are not reflected in the statement of assets and liabilities. The value of loaned securities and related collateral outstanding at December 31, 2000, were as follows:

                                                  Value of Loaned   Value of
                                                    Securities     Collateral
                                                  --------------- -------------
Brinson Global Securities Fund...................   $134,742,753   $137,462,154
                                                   =============  =============

9. TRANSACTION CHARGES:
Investors in the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund are subject to a transaction charge equal to 1.50% and 0.50%, respectively, of the Fund's offering price on Fund share purchases. Prior to March 1, 1999, the Brinson Emerging Markets Debt Fund's transaction charge was 0.50% and for the period of March 1, 1999 to April 14, 2000, the transaction charge was 0.75%. Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Investors in the Brinson Emerging Markets Equity Fund are
also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by the Brinson Emerging Markets Equity Fund were $5,200,713 and $3,396,455 and the Brinson Emerging Markets Debt Fund were $147,230 and $140,060 for the year ended December 31, 2000 and 1999, respectively, and are included in shares sold on the statements of changes in net assets.
--------------------------------------------------------------------------------

 THE BRINSON RELATIONSHIP FUNDS                   REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
The Brinson Relationship Funds --
 Brinson Global Securities Fund
 Brinson U.S. Equity Fund
 Brinson U.S. Large Capitalization Equity Fund
 Brinson U.S. Value Equity Fund
 Brinson U.S. Small Capitalization Equity Fund
 Brinson International Equity Fund
 Brinson Emerging Markets Equity Fund
 Brinson U.S. Cash Management Prime Fund
 Brinson Short-Term Fund
 Brinson U.S. Bond Fund
 Brinson High Yield Fund
 Brinson Emerging Markets Debt Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Brinson Relationship Funds --
 Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Equity Fund, Brinson U.S. Value Equity Fund (formerly Brinson Large Capitalization Value Equity Fund), Brinson U.S. Small Capitalization Equity Fund (formerly Brinson Post-Venture Fund), Brinson International Equity Fund (formerly Brinson Global (Ex-U.S.) Equity Fund), Brinson Emerging Markets Equity Fund, Brinson U.S. Cash Management Prime Fund, Brinson Short-Term Fund, Brinson U.S. Bond Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund as of December 31, 2000, the related statements of operations, cash flows (Brinson Global Securities Fund only), changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brinson Relationship Funds -- Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Equity Fund, Brinson U.S. Value Equity Fund, Brinson U.S. Small Capitalization Equity Fund, Brinson International Equity Fund, Brinson Emerging Markets Equity Fund, Brinson U.S. Cash Management Prime Fund, Brinson Short-Term Fund, Brinson U.S. Bond Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund at December 31, 2000, the results of their operations, cash flows (Brinson Global Securities Fund only), changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.


                                  /s/ Ernst & Young LLP

Chicago, Illinois
February 9, 2001
--------------------------------------------------------------------------------

 VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS: (Unaudited)
--------------------------------------------------------------------------------

The proposals described below were submitted to a vote of shareholders of the Brinson High Yield Fund (the "Fund") of Brinson Relationship Funds (the "Trust") at a special meeting of shareholders held on October 30, 2000 (the "Meeting").

Proposal No. 1--Approval of the termination of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Brinson Partners, Inc., and approving a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Brinson Partners, Inc.

Proposal No. 2--Approval of the Sub-Advisory Agreement between Brinson Partners, Inc. and UBS Asset Management (New York), Inc., with respect to the Fund.

Proposal No. 3--Approval of the amending of certain of the Fund's fundamental investment restrictions.

Proposal No. 4--Approval of the elimination of certain of the Fund's fundamental investment restrictions.

At the Meeting, the shareholders of the Fund approved all of the above mentioned proposals as follows:

                For                         Against                                       Abstain
                ---                         -------                                       -------
             20,277,328                       --                                             --





This Report is submitted for the general information of the shareholders of the
  Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund's objectives, policies, expenses and other information.
--------------------------------------------------------------------------------